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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2011

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Bond Fund

December 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 25.8%

Aerospace & Defense 0.3%

L-3 Communications Corp.
02/15/21	4.950%	$4,080,000	$4,043,517
Raytheon Co. Senior Unsecured
08/15/27	7.200%	1,600,000	2,120,584
Total			6,164,101

Airlines —%

Continental Airlines 1997-1 Class A Pass-Through Trust
04/01/15	7.461%	314,472	312,899

Banking 5.3%

Bank of New York Mellon Corp. (The) Senior Unsecured
05/15/19	5.450%	2,970,000	3,385,761
Barclays Bank PLC Senior Unsecured(a)
09/22/16	5.000%	6,085,000	6,302,015
Capital One Financial Corp. Senior Unsecured
05/23/14	7.375%	955,000	1,049,270
Capital One/IV(b)
02/17/37	6.745%	5,050,000	4,986,875
Capital One/V
08/15/39	10.250%	3,410,000	3,537,875
Citigroup, Inc.
Senior Unsecured
01/14/22	4.500%	4,510,000	4,321,067
Subordinated Notes
08/27/12	5.625%	12,630,000	12,820,751
Comerica Bank Subordinated Notes
08/22/17	5.200%	1,940,000	2,098,143
Discover Bank Subordinated Notes
11/18/19	8.700%	5,090,000	5,803,542
Fifth Third Bancorp Senior Unsecured
01/25/16	3.625%	3,540,000	3,591,656
HSBC Holdings PLC Senior Unsecured
01/14/22	4.875%	530,000	560,153
ING Bank NV Senior Unsecured(a)(c)
03/15/16	4.000%	3,285,000	3,174,108
JP Morgan Chase Capital XXII
02/02/37	6.450%	2,590,000	2,590,000
JPMorgan Chase & Co.(b)
04/29/49	7.900%	1,205,000	1,282,951

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Banking (continued)

JPMorgan Chase Capital XVIII
08/17/36	6.950%	$380,000	$381,425
JPMorgan Chase Capital XX
09/29/36	6.550%	7,838,000	7,838,000
JPMorgan Chase Capital XXIII(b)
05/15/47	1.457%	805,000	550,591
KeyCorp Senior Unsecured
03/24/21	5.100%	7,350,000	7,632,681
Lloyds TSB Bank PLC Bank Guaranteed(a)(c)
01/12/15	4.375%	5,300,000	5,102,077
Merrill Lynch & Co., Inc.
Senior Unsecured
04/25/13	6.150%	1,195,000	1,206,196
02/03/14	5.000%	3,420,000	3,402,408
Subordinated Notes
05/02/17	5.700%	1,465,000	1,345,437
National City Corp. Senior Unsecured
01/15/15	4.900%	2,130,000	2,301,733
National City Preferred Capital Trust I(b)(d)
12/31/49	12.000%	1,658,000	1,741,132
Scotland International Finance No. 2 BV Bank Guaranteed(a)(c)(d)
05/23/13	4.250%	1,700,000	1,551,533
State Street Corp.
03/15/18	4.956%	4,040,000	4,199,261
Senior Unsecured
03/07/16	2.875%	1,785,000	1,837,247
USB Capital XIII Trust
12/15/39	6.625%	2,170,000	2,204,633
Wells Fargo & Co. Senior Unsecured
06/15/16	3.676%	15,210,000	15,894,420
Total			112,692,941

Brokerage 0.1%

Eaton Vance Corp. Senior Unsecured
10/02/17	6.500%	1,255,000	1,408,488

Chemicals 0.7%

Dow Chemical Co. (The)
Senior Unsecured
02/15/15	5.900%	2,545,000	2,831,875
05/15/18	5.700%	2,125,000	2,367,356
05/15/19	8.550%	3,050,000	3,990,401
11/15/20	4.250%	2,335,000	2,427,090
05/15/39	9.400%	150,000	225,465

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Chemicals (continued)

Lubrizol Corp. Senior Unsecured
02/01/19	8.875%	$2,555,000	$3,510,675
Total			15,352,862

Diversified Manufacturing 0.3%

Ingersoll-Rand Global Holding Co., Ltd.(a)
04/15/14	9.500%	3,515,000	4,085,734
Tyco International Ltd./Finance SA(a)
01/15/21	6.875%	2,460,000	3,052,149
Total			7,137,883

Electric 2.9%

Alabama Power Co. Senior Unsecured
03/15/41	5.500%	1,635,000	2,067,041
American Electric Power Co., Inc. Senior Unsecured
06/01/15	5.250%	3,470,000	3,799,112
Carolina Power & Light Co. 1st Mortgage
09/15/13	5.125%	2,175,000	2,331,280
Commonwealth Edison Co.
1st Mortgage
08/15/16	5.950%	2,615,000	3,050,688
09/15/17	6.150%	1,690,000	2,006,895
08/01/20	4.000%	3,785,000	4,077,255
03/15/36	5.900%	640,000	784,863
Senior Unsecured
07/15/18	6.950%	1,280,000	1,533,896
Consolidated Edison Co. of New York, Inc. Senior Unsecured
04/01/38	6.750%	155,000	217,039
Detroit Edison Co. (The) 1st Mortgage
10/01/20	3.450%	5,265,000	5,560,824
Dominion Resources, Inc. Senior Unsecured
08/15/19	5.200%	335,000	386,722
Duke Energy Carolinas LLC 1st Mortgage
10/01/15	5.300%	305,000	347,154
Exelon Generation Co. LLC Senior Unsecured
10/01/17	6.200%	790,000	907,200
FPL Energy National Wind LLC Senior Secured(c)
03/10/24	5.608%	599,520	618,561
Georgia Power Co.
Senior Unsecured
06/01/17	5.700%	1,015,000	1,204,408
09/01/40	4.750%	4,965,000	5,493,370

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Electric (continued)

MidAmerican Energy Holdings Co. Senior Unsecured
10/01/12	5.875%	$1,415,000	$1,464,773
Nevada Power Co.
09/15/40	5.375%	7,295,000	8,621,290
Niagara Mohawk Power Corp. Senior Unsecured(c)
08/15/19	4.881%	1,830,000	2,046,451
Oncor Electric Delivery Co. LLC Senior Secured
09/01/13	5.950%	785,000	839,960
Pacific Gas & Electric Co. Senior Unsecured
01/15/40	5.400%	1,675,000	1,948,045
Peco Energy Co. 1st Mortgage
03/01/18	5.350%	1,860,000	2,196,483
Southern California Edison Co.
1st Mortgage
01/15/16	5.000%	2,500,000	2,847,492
09/01/40	4.500%	1,085,000	1,184,024
Southern Co. (The) Senior Unsecured
01/15/12	5.300%	1,755,000	1,758,319
Virginia Electric and Power Co. Senior Unsecured
11/30/12	5.100%	2,685,000	2,788,920
Xcel Energy, Inc. Senior Unsecured
05/15/20	4.700%	1,715,000	1,932,843
Total			62,014,908

Entertainment 0.2%

Time Warner, Inc.
11/15/36	6.500%	3,085,000	3,722,179

Food and Beverage 1.9%

Anheuser-Busch InBev Worldwide, Inc.(a)
04/15/15	3.625%	7,750,000	8,252,556
01/15/19	7.750%	1,865,000	2,415,472
ConAgra Foods, Inc. Senior Unsecured
10/01/28	7.000%	3,080,000	3,539,086
General Mills, Inc.
Senior Unsecured
03/17/15	5.200%	5,210,000	5,803,904
12/15/21	3.150%	9,925,000	10,055,226
Kraft Foods, Inc. Senior Unsecured
02/09/16	4.125%	6,810,000	7,393,801

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Food and Beverage (continued)

PepsiCo, Inc. Senior Unsecured
01/15/20	4.500%	$1,705,000	$1,931,410
Total			39,391,455

Gas Distributors 0.4%

Atmos Energy Corp.
Senior Unsecured
06/15/17	6.350%	2,415,000	2,861,652
03/15/19	8.500%	2,360,000	3,118,426
Sempra Energy Senior Unsecured
06/01/16	6.500%	2,045,000	2,385,492
Total			8,365,570

Gas Pipelines 0.9%

Energy Transfer Partners LP Senior Unsecured
07/01/13	6.000%	155,000	163,172
Kinder Morgan Energy Partners LP
Senior Unsecured
02/15/15	5.625%	740,000	812,621
01/15/38	6.950%	1,585,000	1,790,240
09/01/39	6.500%	330,000	366,793
Nisource Finance Corp.
09/15/17	5.250%	685,000	756,146
Plains All American Pipeline LP/Finance Corp.
05/01/18	6.500%	1,215,000	1,413,171
05/01/19	8.750%	2,675,000	3,417,297
01/15/20	5.750%	545,000	608,246
Southern Natural Gas Co. Senior Unsecured
03/01/32	8.000%	2,580,000	3,191,055
TransCanada PipeLines Ltd.(a)(b)
05/15/67	6.350%	6,190,000	6,210,829
Total			18,729,570

Healthcare Insurance 0.1%

UnitedHealth Group, Inc. Senior Unsecured
02/15/18	6.000%	1,935,000	2,300,640

Home Construction –%

D.R. Horton, Inc.
09/15/14	5.625%	365,000	375,950

Independent Energy 0.4%

Canadian Natural Resources Ltd. Senior Unsecured(a)(d)
03/15/38	6.250%	3,870,000	4,895,798

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Independent Energy (continued)

Devon Energy Corp. Senior Unsecured
01/15/19	6.300%	$1,290,000	$1,577,880
Nexen, Inc.(a)
Senior Unsecured
03/10/35	5.875%	1,080,000	1,102,084
07/30/39	7.500%	1,610,000	1,930,052
Total			9,505,814

Integrated Energy 0.4%

Hess Corp.
Senior Unsecured
08/15/31	7.300%	1,966,000	2,522,846
02/15/41	5.600%	1,509,000	1,702,448
Shell International Finance BV(a)
03/25/40	5.500%	3,270,000	4,086,048
Total			8,311,342

Life Insurance 0.9%

Lincoln National Corp. Senior Unsecured
07/01/19	8.750%	3,915,000	4,762,046
MetLife Capital Trust X(c)
04/08/38	9.250%	1,220,000	1,393,850
MetLife, Inc.
08/01/39	10.750%	3,975,000	5,247,000
Prudential Financial, Inc.
Senior Unsecured
06/15/19	7.375%	4,140,000	4,893,724
Prudential Financial, Inc.(b)
06/15/38	8.875%	1,950,000	2,232,750
Total			18,529,370

Media Cable 0.7%

Comcast Corp.
11/15/15	5.850%	5,795,000	6,593,134
03/01/20	5.150%	925,000	1,051,940
DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	2,710,000	2,745,214
Time Warner Cable, Inc.
02/01/15	3.500%	1,325,000	1,388,504
05/01/17	5.850%	1,905,000	2,169,467
Total			13,948,259

Media Non-Cable 1.0%

NBCUniversal Media LLC Senior Unsecured
04/01/16	2.875%	10,400,000	10,602,935
News America, Inc.
12/15/35	6.400%	3,705,000	4,059,910
02/15/41	6.150%	6,430,000	7,411,160
Total			22,074,005

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Metals 0.6%

ArcelorMittal(a)
Senior Unsecured
10/15/39	7.000%	$2,910,000	$2,704,303
03/01/41	6.750%	1,125,000	1,011,634
Nucor Corp.
Senior Unsecured
06/01/13	5.000%	1,705,000	1,802,076
06/01/18	5.850%	3,065,000	3,656,818
Vale Overseas Ltd.(a)
11/21/36	6.875%	2,550,000	2,903,305
Total			12,078,136

Non-Captive Consumer 0.1%

Discover Financial Services Senior Unsecured
07/15/19	10.250%	1,275,000	1,554,171

Non-Captive Diversified 0.6%

General Electric Capital Corp. Senior Unsecured
01/07/21	4.625%	12,415,000	12,879,967

Oil Field Services 0.1%

Halliburton Co. Senior Unsecured
09/15/18	5.900%	1,280,000	1,540,396
Weatherford International Ltd.(a)
03/15/38	7.000%	885,000	1,006,937
Total			2,547,333

Other Industry 0.3%

President and Fellows of Harvard College
Senior Notes
10/15/40	4.875%	2,985,000	3,582,072
President and Fellows of Harvard College(c)
01/15/39	6.500%	1,460,000	2,090,662
Total			5,672,734

Pharmaceuticals 0.3%

Johnson & Johnson Senior Unsecured
05/15/41	4.850%	3,202,000	3,842,374
Wyeth
02/15/16	5.500%	1,500,000	1,744,476
Total			5,586,850

Property & Casualty 0.5%

CNA Financial Corp.
Senior Unsecured
12/15/14	5.850%	975,000	1,027,371
11/15/19	7.350%	2,665,000	2,970,142
08/15/21	5.750%	780,000	795,933

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Property & Casualty (continued)

Liberty Mutual Group, Inc.(b)(c)
06/15/58	10.750%	$780,000	$978,900
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	4,060,000	4,608,413
Total			10,380,759

Railroads 1.0%

BNSF Funding Trust I(b)
12/15/55	6.613%	4,250,000	4,377,500
Burlington Northern Santa Fe LLC Senior Unsecured
08/15/30	7.950%	1,025,000	1,461,954
CSX Corp.
Senior Unsecured
04/01/15	6.250%	5,625,000	6,427,181
06/01/21	4.250%	6,250,000	6,677,303
Union Pacific Corp. Senior Unsecured
08/15/18	5.700%	1,140,000	1,351,686
Total			20,295,624

REITs 0.6%

Brandywine Operating Partnership LP
05/15/15	7.500%	3,900,000	4,276,619
Duke Realty LP
Senior Unsecured
02/15/15	7.375%	645,000	708,339
08/15/19	8.250%	5,454,600	6,409,280
Highwoods Realty LP Senior Unsecured
03/15/17	5.850%	810,000	856,730
Total			12,250,968

Restaurants 0.7%

McDonald’s Corp.
Senior Unsecured
05/20/21	3.625%	10,630,000	11,649,141
02/01/39	5.700%	1,375,000	1,782,704
07/15/40	4.875%	1,800,000	2,147,920
Total			15,579,765

Retailers 0.5%

Best Buy Co., Inc. Senior Unsecured(d)
03/15/21	5.500%	6,010,000	5,749,052
CVS Pass-Through Trust(c)
Pass-Through Certificates
01/11/27	5.298%	527,883	531,759
07/10/31	8.353%	3,780,422	4,626,556
Macy’s Retail Holdings, Inc.
03/15/12	5.350%	455,000	458,120
Total			11,365,487

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Supermarkets 0.6%

Kroger Co. (The)
10/01/15	3.900%	$7,940,000	$8,535,182
12/15/18	6.800%	2,955,000	3,628,808
Total			12,163,990

Supranational 0.4%

European Investment Bank(a)
Senior Unsecured
04/08/14	3.000%	5,275,000	5,466,683
European Investment Bank(a)(d)
Senior Unsecured
05/30/17	5.125%	2,555,000	2,970,934
Total			8,437,617

Technology 0.6%

Hewlett-Packard Co.
Senior Unsecured
06/01/21	4.300%	1,500,000	1,538,145
12/09/21	4.650%	1,995,000	2,104,884
09/15/41	6.000%	6,465,000	7,154,318
Hewlett-Packard Co.(d)
Senior Unsecured
09/15/21	4.375%	2,505,000	2,585,268
Total			13,382,615

Transportation Services 0.4%

ERAC U.S.A. Finance LLC(c)
07/01/13	2.750%	3,980,000	4,026,999
10/01/20	5.250%	3,665,000	3,909,430
Total			7,936,429

Wireless 0.2%

Cellco Partnership/Verizon Wireless Capital LLC
Senior Unsecured
02/01/14	5.550%	2,695,000	2,928,012
11/15/18	8.500%	1,800,000	2,429,460
Total			5,357,472

Wirelines 1.8%

AT&T, Inc.
Senior Unsecured
06/15/16	5.625%	1,945,000	2,231,242
02/15/39	6.550%	3,360,000	4,274,051
BellSouth Corp. Senior Unsecured
09/15/14	5.200%	5,215,000	5,765,146
CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%	5,095,000	5,104,385
Embarq Corp. Senior Unsecured
06/01/36	7.995%	4,290,000	4,445,247
Telefonica Emisiones SAU(a)
06/20/16	6.421%	4,255,000	4,452,832
07/03/17	6.221%	945,000	968,493

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Wirelines (continued)

04/27/20	5.134%	$3,535,000	$3,320,489
Verizon Communications, Inc.
Senior Unsecured
04/01/16	3.000%	7,295,000	7,639,251
04/01/21	4.600%	975,000	1,100,644
Total			39,301,780
Total Corporate Bonds & Notes (Cost: $508,084,568)			$547,109,933

Residential Mortgage-Backed Securities - Agency 38.9%

Federal Home Loan Mortgage Corp.(b)(e)
05/01/39	5.346%	$2,681,283	$2,859,106
Federal Home Loan Mortgage Corp.(e)
12/01/40	4.000%	93,222,115	98,161,077
05/01/41-06/01/41	4.500%	32,969,319	35,233,798
03/01/21-10/01/41	5.000%	29,546,393	31,851,129
12/01/14-12/01/35	7.000%	743,778	849,064
09/01/25-10/01/29	7.500%	72,515	86,513
06/01/26	8.000%	1,262	1,508
09/01/16	9.500%	402	452
Federal National Mortgage Association(b)(e)
08/01/36	2.324%	115,887	116,692
04/01/38	4.835%	2,933,150	3,131,064
09/01/37	5.707%	2,533,396	2,732,079
Federal National Mortgage Association(e)
03/01/41	3.500%	6,617,913	6,812,115
10/01/40-09/01/41	4.000%	113,712,484	120,176,304
04/01/40-08/01/41	4.500%	169,888,853	182,290,522
07/01/37-09/01/40	5.000%	80,715,578	87,696,790
06/01/35-08/01/40	5.500%	35,699,025	38,965,022
07/01/38	6.000%	40,139,106	44,242,239
02/01/13	6.500%	14,348	14,742
06/01/32	7.000%	11,961	13,865
10/01/15-01/01/30	7.500%	58,220	66,976
12/01/29-05/01/30	8.000%	235,229	273,631
08/01/17	8.500%	618	630
10/01/20-12/01/20	10.000%	147,361	169,823
Federal National Mortgage Association(e)(f)
01/01/42	3.500%	30,000,000	30,853,125
01/01/42	4.000%	5,000,000	5,252,344
Government National Mortgage Association(b)(e)
07/20/22	1.625%	38,281	39,379
07/20/21	2.000%	29,469	30,477

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

04/20/22-06/20/28	2.375%	$229,159	$237,164
Government National Mortgage Association(e)
02/15/41	4.000%	20,882,115	22,434,568
06/15/39-03/15/41	4.500%	81,900,516	89,441,194
03/20/28	6.000%	118,431	134,597
05/15/23-12/15/31	6.500%	159,702	185,123
05/15/12-05/15/32	7.000%	419,860	487,660
04/15/26-03/15/30	7.500%	445,167	507,767
05/15/23-01/15/30	8.000%	206,405	235,897
01/15/17-12/15/17	8.500%	418,551	471,441
11/15/17-06/15/30	9.000%	267,005	299,420
11/15/17-08/15/20	9.500%	218,132	249,842
05/15/16-07/15/17	10.000%	13,170	13,609
06/15/13	11.500%	6,291	6,324
Government National Mortgage Association(e)(f)
01/01/42	3.500%	18,000,000	18,798,750
Vendee Mortgage Trust(b)(e)(g)
CMO IO Series 1998-1 Class 2IO
03/15/28	0.414%	4,287,905	31,562
CMO IO Series 1998-3 Class IO
03/15/29	0.265%	5,680,612	25,144

Total Residential Mortgage-Backed Securities - Agency (Cost: $802,074,309)			$825,480,528

Residential Mortgage-Backed Securities - Non-Agency 0.2%

American Mortgage Trust Series 2093-3 Class 3A(e)(h)(i)
07/27/23	8.188%	$10,380	$6,294
BNPP Mortgage Securities LLC CMO Series 2009-1 Class A1(c)(e)
08/27/37	6.000%	975,548	1,004,814
Credit Suisse Mortgage Capital Certificates(b)(c)(e)
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	2,130,276	2,130,276
CMO Series 2011-17R Class 2A1
12/27/37	3.400%	2,160,000	2,153,250

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $5,311,866)			$5,294,634

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency 0.7%

Federal National Mortgage Association(e)
02/01/19	7.785%	$1,403,549	$1,544,852
12/01/12	4.680%	1,162,259	1,183,301
09/01/19	4.760%	5,787,376	6,505,125
06/01/19	4.770%	5,919,031	6,641,680

Total Commercial Mortgage-Backed Securities - Agency (Cost: $14,297,536)			$15,874,958

Commercial Mortgage-Backed Securities - Non-Agency 16.5%

Banc of America Merrill Lynch Commercial Mortgage, Inc.(e)
Series 2005-3 Class A4
07/10/43	4.668%	$9,920,000	$10,742,140
Series 2005-4 Class A5A
07/10/45	4.933%	17,198,000	18,711,734
Bear Stearns Commercial Mortgage Securities(b)(e)
Series 2004-T14 Class A4
01/12/41	5.200%	11,705,000	12,436,609
Bear Stearns Commercial Mortgage Securities(e)
Series 2002-TOP8 Class A2
08/15/38	4.830%	3,104,677	3,148,950
Series 2003-T10 Class A2
03/13/40	4.740%	15,784,000	16,219,433
Series 2006-PW14 Class A4
12/11/38	5.201%	3,310,000	3,632,447
Series 2006-T24 Class A4
10/12/41	5.537%	7,328,000	8,226,896
Series 2007-PW18 Class A4
06/11/50	5.700%	8,455,000	9,349,970
Citigroup/Deutsche Bank Commercial Mortgage Trust(b)(e)
Series 2007-CD5 Class A4
11/15/44	5.886%	4,450,000	4,932,122
Citigroup/Deutsche Bank Commercial Mortgage Trust(e)
Series 2007-CD4 Class A4
12/11/49	5.322%	8,830,000	9,344,782
Commercial Mortgage Asset Trust(b)(e)
Series 1999-C1 Class B
01/17/32	7.230%	2,000,000	2,135,352
Series 1999-C2 Class C
11/17/32	7.800%	3,556,000	3,851,873
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-CK2 Class A4(e)
03/15/36	4.801%	3,490,000	3,582,757
Credit Suisse Mortgage Capital Certificates Series 2006-C3 Class A3(b)(e)
06/15/38	5.815%	9,060,000	10,077,592
GMAC Commercial Mortgage Securities, Inc. CMO Series 2003-C2 Class A2(b)(e)
05/10/40	5.453%	1,060,000	1,117,539
GS Mortgage Securities Corp. II Series 2005-GG4 Class A4A(e)
07/10/39	4.751%	4,575,000	4,883,877

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Greenwich Capital Commercial Funding Corp. Series 2005-GG3 Class A4(b)(e)
08/10/42	4.799%	$5,755,000	$6,181,123
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2003-C1 Class A2(e)
01/12/37	4.985%	1,765,000	1,812,085
JPMorgan Chase Commercial Mortgage Securities Corp.(b)(e)
Series 2003-CB6 Class A2
07/12/37	5.255%	3,875,000	4,054,366
Series 2003-CB7 Class A4
01/12/38	4.879%	3,929,225	4,120,991
Series 2005-LDP4 Class A4
10/15/42	4.918%	9,640,000	10,479,837
Series 2006-CB15 Class ASB
06/12/43	5.790%	2,169,627	2,303,524
Series 2007-CB19 Class A4
02/12/49	5.740%	7,305,000	7,903,586
JPMorgan Chase Commercial Mortgage Securities Corp.(e)
Series 2002-CIB4 Class A3
05/12/34	6.162%	1,204,952	1,205,525
Series 2006-CB16 Class A4
05/12/45	5.552%	7,600,000	8,341,859
Series 2007-CB18 Class A4
06/12/47	5.440%	8,120,000	8,703,113
LB-UBS Commercial Mortgage Trust(b)(e)
Series 2003-C8 Class A4
11/15/32	5.124%	6,865,000	7,216,495
Series 2004-C6 Class A6
08/15/29	5.020%	10,265,000	10,923,982
LB-UBS Commercial Mortgage Trust(e)
Series 2003-C3 ClassA4
05/15/32	4.166%	3,525,000	3,624,902
Series 2005-C3 Class A5
07/15/30	4.739%	4,395,000	4,743,963
Series 2007-C2 Class A3
02/15/40	5.430%	8,930,000	9,525,265
Merrill Lynch Mortgage Investors, Inc. CMO IO Series 1998-C3 Class IO(b)(e)(g)
12/15/30	0.404%	2,493,947	27,521
Merrill Lynch Mortgage Trust Series 2005-MCP1 Class A4(b)(e)
06/12/43	4.747%	10,000,000	10,813,950
Morgan Stanley Capital I(e)
Series 2003-IQ6 Class A4
12/15/41	4.970%	12,337,000	13,023,936
Series 2003-T11 Class A4
06/13/41	5.150%	16,740,000	17,438,343
Series 2004-T13 Class A4
09/13/45	4.660%	6,224,000	6,519,877
Morgan Stanley Dean Witter Capital I(e)
Series 2001-TOP3 Class A4
07/15/33	6.390%	55,576	55,535
Series 2002-IQ3 Class A4
09/15/37	5.080%	9,589,178	9,760,508
Series 2002-TOP7 Class A2
01/15/39	5.980%	2,800,753	2,821,142

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Series 2003-HQ2 Class A2
03/12/35	4.920%	$16,360,000	$16,835,651
Series 2003-TOP9 Class A2
11/13/36	4.740%	4,084,450	4,170,374
Morgan Stanley Reremic Trust Series 2010-GG10 Class A4A(b)(c)(e)
08/15/45	5.790%	5,731,000	6,425,253
Nomura Asset Securities Corp. Series 1998-D6 Class A4(b)(e)
03/15/30	7.650%	4,025,000	4,250,529
Salomon Brothers Mortgage Securities VII, Inc. Series 2002-KEY2 Class A3(e)
03/18/36	4.865%	3,320,000	3,350,494
Wachovia Bank Commercial Mortgage Trust(b)(e)
Series 2004-C12 Class A3
07/15/41	5.230%	4,955,833	4,976,405
Series 2005-C20 Class A7
07/15/42	5.118%	10,000,000	10,963,250
Series 2005-C21 Class A4
10/15/44	5.204%	3,530,000	3,869,201
Series 2005-C22 Class A4
12/15/44	5.269%	18,330,000	20,169,947
Wachovia Bank Commercial Mortgage Trust(e)
Series 2002-C1 Class A4
04/15/34	6.287%	1,056,573	1,059,959

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $338,246,862)			$350,066,564

Asset-Backed Securities - Non-Agency 2.5%

Ally Auto Receivables Trust Series 2011-5 Class A3
11/15/15	0.990%	$2,485,000	$2,480,489
BMW Vehicle Owner Trust Series 2011-A Class A3
08/25/15	0.760%	2,390,000	2,379,786
Bombardier Capital Mortgage Securitization Corp. Series 1998-A Class A3
04/15/28	6.230%	1,340	1,322
CNH Equipment Trust
Series 2010-C Class A3
05/15/15	1.170%	5,202,207	5,211,442
Series 2011-B Class A3
08/15/16	0.910%	995,000	987,518
Chrysler Financial Auto Securitization Trust Series 2007-A Class B(c)
05/08/14	6.250%	5,470,000	5,475,976
Citibank Credit Card Issuance Trust
Series 2002-C2 Class C2
02/18/14	6.950%	1,585,000	1,595,642
Series 2008-C6 Class C6
06/20/14	6.300%	455,000	465,927
Citigroup Mortgage Loan Trust, Inc.(b)

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Series 2005-WF2 Class MF1
08/25/35	5.517%	$2,800,000	$261,803
Series 2005-WF2 Class MF2
08/25/35	5.666%	1,198,796	29,010
Conseco Financial Corp. Serires 1996-5 Class A7(b)
07/15/27	8.250%	175,438	179,717
Daimler Chrysler Auto Trust Series 2008-A Class A4
08/08/14	4.480%	204	205
Equity One ABS, Inc. Series 2004-3 Class AV2(b)
07/25/34	0.634%	360,903	246,507
Ford Credit Auto Lease Trust Series 2010-B Class A3(c)
07/15/13	0.910%	3,470,000	3,471,188
Franklin Auto Trust Series 2008-A Class C(c)
05/20/16	7.160%	3,425,000	3,521,516
Harley-Davidson Motorcycle Trust Series 2007-2 Class B
03/15/14	5.230%	1,500,000	1,512,623
Honda Auto Receivables Owner Trust Series 2010-3 Class A3
04/21/14	0.700%	1,135,000	1,134,821
Mercedes-Benz Auto Lease Trust Series 2011-B Class A3(c)
08/15/14	1.070%	4,000,000	3,994,429
Nissan Auto Lease Trust
Series 2010-B Class A3
12/15/13	1.120%	2,185,000	2,190,133
Series 2011-B Class A3
02/16/15	0.920%	3,000,000	2,983,136
Nissan Auto Receivables Owner Trust Series 2011-B Class A3
02/16/16	0.950%	4,145,000	4,139,047
Porsche Innovative Lease Owner Trust Series 2011-1 Class A3(c)
09/22/14	1.090%	2,500,000	2,497,088
Toyota Auto Receivables Owner Trust Series 2011-B Class A3
06/15/15	0.680%	4,000,000	3,976,716
Volkswagen Auto Lease Trust Series 2011-A Class A3
10/20/14	1.200%	4,500,000	4,499,511

Total Asset-Backed Securities - Non-Agency (Cost: $57,468,018)			$53,235,552

U.S. Treasury Obligations 5.1%

U.S. Treasury
06/30/12	0.625%	$9,685,000	$9,711,857
07/31/16	1.500%	1,400,000	1,447,359

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)

08/31/16	1.000%	$310,000	$313,391
07/31/18	2.250%	45,000	47,862
U.S. Treasury(d)
10/31/16	1.000%	1,445,000	1,458,999
11/15/21	2.000%	21,690,000	21,937,396
08/15/41	3.750%	6,935,000	8,156,212
U.S. Treasury(j)
STRIPS
02/15/22	0.000%	48,715,000	39,377,114
02/15/40	0.000%	58,500,000	24,967,624

Total U.S. Treasury Obligations (Cost: $94,616,987)			$107,417,814

U.S. Government & Agency Obligations 2.0%

Residual Funding Corp.(j)
STRIPS
10/15/20	0.000%	$14,620,000	$12,053,006
01/15/21	0.000%	26,765,000	21,851,829
01/15/30	0.000%	14,000,000	8,037,946

Total U.S. Government & Agency Obligations (Cost: $32,962,188)			$41,942,781

Foreign Government Obligations 1.0%

CANADA 0.5%

Hydro Quebec(a)
12/01/29	8.500%	$1,020,000	$1,645,170
Province of Quebec Senior Unsecured(a)
05/14/18	4.625%	7,075,000	8,134,750
Total			9,779,920

GERMANY 0.1%

Kreditanstalt fuer Wiederaufbau Government Guaranteed(a)
01/14/13	1.875%	1,460,000	1,477,992

MEXICO 0.2%

Pemex Project Funding Master Trust(a)
03/01/18	5.750%	3,325,000	3,657,500

QATAR 0.2%

Nakilat, Inc. Senior Secured(a)(c)
12/31/33	6.067%	3,485,000	3,711,525
Ras Laffan Liquefied Natural Gas Co., Ltd. III Senior Secured(a)(c)
09/30/16	5.832%	1,264,554	1,353,073
Total			5,064,598

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (continued)

SOUTH KOREA –%

Export-Import Bank of Korea Senior Unsecured(a)
10/17/12	5.500%	$600,000	$613,896

Total Foreign Government Obligations (Cost: $17,966,310)			$20,593,906

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 1.1%

City of Chicago Waterworks Revenue Bonds Build America Bonds Series 2010
11/01/40	6.742%	$865,000	$1,100,038
Commonwealth of Massachusetts
Revenue Bonds
Build America Bonds-Recovery
Series 2010Z
06/01/30	5.631%	3,130,000	3,893,626
06/01/40	5.731%	4,175,000	5,455,097
Kentucky Asset Liability Commission Revenue Bonds Taxable Series 2010
04/01/18	3.165%	3,950,000	4,049,026
Los Angeles Unified School District Unlimited General Obligation Bonds Build America Bonds Series 2009
07/01/34	5.750%	2,830,000	3,130,829
State of California
Unlimited General Obligaion Taxable Bonds
Various Purpose
Series 2009-3
04/01/14	5.250%	260,000	277,090
Unlimited General Obligation Bonds
Taxable
Series 2010
11/01/15	3.950%	835,000	881,200
Taxable Build America Bonds
Series 2009
04/01/39	7.550%	3,255,000	3,983,339

Total Municipal Bonds (Cost: $19,243,284)			$22,770,245

Issuer		Shares	Value

Common Stocks —%

FINANCIALS –%

Diversified Financial Services –%

Leucadia National Corp.		39	$887

TOTAL FINANCIALS			887

Total Common Stocks (Cost: $—)			$887

Preferred Stocks 0.2%

FINANCIALS 0.2%

Commercial Banks 0.2%

Citigroup Capital XIII, 7.875%(b)		180,190	$4,695,751

TOTAL FINANCIALS			4,695,751

Total Preferred Stocks (Cost: $4,870,536)			$4,695,751

Issuer	Coupon Rate	Principal Amount	Value

Treasury Note Short-Term 2.6%

U.S. Treasury Bills(d)
02/02/12	0.000%	$54,520,000	$54,520,017

Total Treasury Note Short-Term (Cost: $54,519,811)			$54,520,017

		Shares	Value

Money Market Funds 5.5%

Columbia Short-Term Cash Fund, 0.141%(k)(l)		116,438,808	$116,438,808

Total Money Market Funds (Cost: $116,438,808)			$116,438,808

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 0.3%

Repurchase Agreements 0.3%

Pershing LLC dated 12/30/11, matures 01/03/12, repurchase price $5,000,078(m)
	0.140%	$5,000,000	$5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (continued)

RBS Securities, Inc. dated 12/30/11, matures 01/03/12, repurchase price $1,890,439(m)
	0.080%	$1,890,422	$1,890,422
Total			6,890,422

Investments of Cash Collateral Received for Securities on Loan (continued)

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $6,890,422)	$6,890,422

Total Investments (Cost: $2,072,991,505)(n)	$2,172,332,800(o)
Other Assets & Liabilities, Net	(51,506,387)
Net Assets	$2,120,826,413

Notes to Portfolio of Investments

(a)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $97,559,971 or 4.60% of net assets.
(b)	Variable rate security. The interest rate shown reflects the rate as of December 31, 2011.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the value of these securities amounted to $65,789,274 or 3.10% of net assets.

(d)	At December 31, 2011, security was partially or fully on loan.
(e)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(f)	Represents a security purchased on a when-issued or delayed delivery basis.
(g)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(h)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at December 31, 2011 was $6,294, representing less than 0.01% of net assets.  Information concerning such security holdings at December 31, 2011 was as follows:

Security Description	Acquisition Dates	Cost
American Mortgage Trust
Series 2093-3 Class 3A
07/27/23 8.188%	10-22-10 - 10-12-11	$6,371

(i)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2011, the value of these securities amounted to $6,294, which represents less than 0.01% of net assets.

(j)	Zero coupon bond.
(k)	Investments in affiliates during the period ended December 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$620,789,075	$(504,350,267)	$—	$116,438,808	$45,246	$116,438,808

(l)	The rate shown is the seven-day current annualized yield at December 31, 2011.

(m)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Pershing LLC (0.140%)

Security Description	Value

Fannie Mae Pool	$1,296,707
Fannie Mae REMICS	472,800
Fannie Mae Whole Loan	1,563
Fannie Mae-Aces	5,738
Federal Farm Credit Bank	44,037
Federal Home Loan Banks	49,667
Federal Home Loan Mortgage Corp	39,546
Federal National Mortgage Association	82,047
Freddie Mac Gold Pool	557,082
Freddie Mac Non Gold Pool	167,081
Freddie Mac Reference REMIC	13
Freddie Mac REMICS	377,149
Ginnie Mae I Pool	648,801
Ginnie Mae II Pool	869,203
Government National Mortgage Association	213,316
United States Treasury Bill	8,031
United States Treasury Note/Bond	260,701
United States Treasury Strip Coupon	6,518
Total Market Value of Collateral Securities	$5,100,000

RBS Securities, Inc. (0.080%)

Security Description	Value

Fannie Mae Pool	$1,928,233
Total Market Value of Collateral Securities	$1,928,233

(n)

At December 31, 2011, the cost of securities for federal income tax purposes was approximately $2,072,992,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$107,610,000
Unrealized Depreciation	(8,269,000)
Net Unrealized Appreciation	$99,341,000

(o)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
IO	Interest Only
STRIPS	Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Bonds
Corporate Bonds & Notes	$—	$547,109,933	$—	$547,109,933
Residential Mortgage-Backed Securities - Agency	—	825,480,528	—	825,480,528
Residential Mortgage-Backed Securities - Non-Agency	—	—	5,294,634	5,294,634
Commercial Mortgage-Backed Securities - Agency	—	15,874,958	—	15,874,958
Commercial Mortgage-Backed Securities - Non-Agency	—	350,066,564	—	350,066,564
Asset-Backed Securities - Non-Agency	—	53,235,552	—	53,235,552
U.S. Treasury Obligations	43,073,076	64,344,738	—	107,417,814
U.S. Government & Agency Obligations	—	41,942,781	—	41,942,781
Foreign Government Obligations	—	20,593,906	—	20,593,906
Municipal Bonds	—	22,770,245	—	22,770,245
Total Bonds	43,073,076	1,941,419,205	5,294,634	1,989,786,915

Equity Securities
Common Stocks
Financials	887	—	—	887
Preferred Stocks
Financials	4,695,751	—	—	4,695,751
Total Equity Securities	4,696,638	—	—	4,696,638

Short-Term Securities
Treasury Note Short-Term	54,520,017	—	—	54,520,017
Total Short-Term Securities	54,520,017	—	—	54,520,017

Other
Money Market Funds	116,438,808	—	—	116,438,808
Investments of Cash Collateral Received for Securities on Loan	—	6,890,422	—	6,890,422
Total Other	116,438,808	6,890,422	—	123,329,230
Total	$218,728,539	$1,948,309,627	$5,294,634	$2,172,332,800

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain mortgage backed securities classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, observed yields on securities management deemed comparable or utilize single market quotations from broker dealers.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) Financial Assets were transferred from Level 2 to Level 1 due to management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end and utilize a price provided by an approved vendor.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets was deemed not to be active and fair values were consequently obtained using the observable market inputs rather than quoted prices for identical assets as of period end.

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.  The following table shows transfers between Level 1 and Level2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$4,937,206	$60,138,353	$60,138,353	$4,937,206

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Residential
		Mortgage-Backed
	Corporate	Securities -
	Bonds & Notes	Non-Agency	Total
Balance as of March 31, 2011	$469,101	$6,571	$475,672
Accrued discounts/premiums	—	(2,773)	(2,773)
Realized gain (loss)	—	59	59
Change in unrealized appreciation (depreciation)*	—	(17,209)	(17,209)
Sales	—	(91,796)	(91,796)
Purchases	—	5,399,782	5,399,782
Transfers into Level 3	—	—	—
Transfers out of Level 3	(469,101)	—	(469,101)
Balance as of December 31, 2011	$—	$5,294,634	$5,294,634

*Change in unrealized appreciation (depreciation) relating to securities held at December 31, 2011 was $ (17,209), which is comprised of Residential Mortgage-Backed Securities – Non-Agency.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Corporate Income Fund

December 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 93.5%

Aerospace & Defense 0.9%

ADS Tactical, Inc. Senior Secured(a)
04/01/18	11.000%	$1,435,000	$1,435,000
Bombardier, Inc. Senior Unsecured(a)(b)
05/01/14	6.300%	105,000	110,513
Huntington Ingalls Industries, Inc.(a)
03/15/18	6.875%	1,140,000	1,117,200
03/15/21	7.125%	244,000	239,120
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	1,635,000	1,675,875
L-3 Communications Corp.
02/15/21	4.950%	5,400,000	5,351,713
Oshkosh Corp.
03/01/20	8.500%	684,000	704,520
TransDigm, Inc.
12/15/18	7.750%	229,000	246,175
Total			10,880,116

Airlines 0.1%

Continental Airlines 1997-1 Class A Pass-Through Trust
04/01/15	7.461%	1,564,182	1,556,362

Automotive 0.6%

Allison Transmission, Inc.(a)
05/15/19	7.125%	578,000	566,440
Chrysler Group LLC/Co-Issuer, Inc.(a)
Senior Secured
06/15/21	8.250%	274,000	248,655
Chrysler Group LLC/Co-Issuer, Inc.(a)(c)
Senior Secured
06/15/19	8.000%	759,000	692,588
Dana Holding Corp.
Senior Unsecured
02/15/19	6.500%	65,000	65,650
02/15/21	6.750%	941,000	962,172
Delphi Corp.(a)(c)
05/15/19	5.875%	926,000	939,890
05/15/21	6.125%	89,000	91,225
Lear Corp.
03/15/18	7.875%	386,000	416,880
03/15/20	8.125%	883,000	962,470
Visteon Corp.(a)
04/15/19	6.750%	2,189,000	2,134,275
Total			7,080,245

Banking 6.7%

Bank of America Corp. Senior Unsecured
05/13/21	5.000%	15,155,000	13,803,704

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Banking (continued)

Citigroup, Inc. Senior Unsecured
01/14/22	4.500%	$11,900,000	$11,401,484
Goldman Sachs Group, Inc. (The)
Senior Unsecured
06/15/20	6.000%	12,660,000	12,968,423
Goldman Sachs Group, Inc. (The)(c)
Senior Unsecured
07/27/21	5.250%	2,470,000	2,409,584
HSBC Holdings PLC Subordinated Notes(b)
06/01/38	6.800%	4,635,000	4,800,683
JPMorgan Chase & Co. Senior Unsecured
08/15/21	4.350%	17,005,000	17,173,469
Lloyds Banking Group PLC(a)(b)
11/29/49	6.267%	456,000	246,240
Morgan Stanley Senior Unsecured
07/28/21	5.500%	11,990,000	11,086,374
Toronto-Dominion Bank (The) Senior Unsecured(b)
10/19/16	2.375%	2,325,000	2,365,897
Washington Mutual Bank Subordinated Notes(d)
01/15/15	5.125%	6,350,000	635
Washington Mutual Preferred Funding(a)(d)
03/29/49	6.534%	1,075,000	5,375
Wells Fargo & Co. Senior Unsecured
04/01/21	4.600%	6,750,000	7,402,603
Total			83,664,471

Brokerage 0.2%

E*Trade Financial Corp.
Senior Unsecured
12/01/15	7.875%	695,000	698,475
Senior Unsecured PIK
11/30/17	12.500%	898,000	1,014,740
Nuveen Investments, Inc.
11/15/15	10.500%	120,000	119,100
Total			1,832,315

Building Materials 0.2%

Building Materials Corp. of America Senior Notes(a)
05/01/21	6.750%	1,137,000	1,193,850
Gibraltar Industries, Inc.
12/01/15	8.000%	555,000	555,000
Interface, Inc.
12/01/18	7.625%	461,000	487,507

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Building Materials (continued)

Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	$480,000	$447,600
Nortek, Inc.(a)
12/01/18	10.000%	45,000	42,638
04/15/21	8.500%	267,000	225,615
Total			2,952,210

Chemicals 1.5%

CF Industries, Inc.
05/01/18	6.875%	288,000	329,760
05/01/20	7.125%	402,000	474,360
Celanese U.S. Holdings LLC
06/15/21	5.875%	25,000	25,813
Dow Chemical Co. (The) Senior Unsecured
11/15/20	4.250%	10,660,000	11,080,420
Hexion U.S. Finance Corp./Nova Scotia ULC Senior Secured
02/01/18	8.875%	1,103,000	1,034,062
Ineos Finance PLC Senior Secured(a)(b)
05/15/15	9.000%	791,000	802,865
JM Huber Corp. Senior Unsecured(a)
11/01/19	9.875%	520,000	531,700
Koppers, Inc.
12/01/19	7.875%	96,000	101,760
LyondellBasell Industries NV(a)(b)
11/15/21	6.000%	1,631,000	1,692,162
MacDermid, Inc.(a)
04/15/17	9.500%	580,000	578,550
Momentive Performance Materials, Inc.
06/15/14	12.500%	302,000	320,120
Nalco Co.(a)
01/15/19	6.625%	420,000	486,150
Nova Chemicals Corp.(b)
Senior Unsecured
11/01/16	8.375%	360,000	392,400
11/01/19	8.625%	353,000	389,183
Polypore International, Inc.
11/15/17	7.500%	716,000	741,060
Total			18,980,365

Construction Machinery 0.5%

CNH Capital LLC(a)
11/01/16	6.250%	1,161,000	1,195,830
Case New Holland, Inc.
12/01/17	7.875%	943,000	1,065,590
Columbus McKinnon Corp.
02/01/19	7.875%	559,000	580,661

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Construction Machinery (continued)

Manitowoc Co., Inc. (The)
11/01/13	7.125%	$300,000	$300,750
02/15/18	9.500%	216,000	230,040
Manitowoc Co., Inc. (The)(c)
11/01/20	8.500%	595,000	626,981
Neff Rental LLC/Finance Corp. Secured(a)
05/15/16	9.625%	408,000	361,080
RSC Equipment Rental, Inc./Holdings III LLC
02/01/21	8.250%	120,000	121,500
Senior Unsecured
12/01/14	9.500%	345,000	354,488
United Rentals North America, Inc.
06/15/16	10.875%	74,000	82,140
12/15/19	9.250%	951,000	998,550
Xerium Technologies, Inc.(a)
06/15/18	8.875%	235,000	212,675
Total			6,130,285

Consumer Cyclical Services —%

Goodman Networks, Inc. Senior Secured(a)
07/01/18	12.125%	310,000	296,050

Consumer Products 0.2%

Central Garden and Pet Co.
03/01/18	8.250%	300,000	294,750
Libbey Glass, Inc. Senior Secured
02/15/15	10.000%	450,000	481,500
Spectrum Brands Holdings, Inc.
Senior Secured
06/15/18	9.500%	1,143,000	1,250,156
Spectrum Brands Holdings, Inc.(a)
Senior Secured
06/15/18	9.500%	247,000	270,156
Visant Corp.
10/01/17	10.000%	303,000	277,245
Total			2,573,807

Diversified Manufacturing 0.2%

Amsted Industries, Inc. Senior Notes(a)
03/15/18	8.125%	375,000	397,969
CPM Holdings, Inc. Senior Secured
09/01/14	10.625%	255,000	271,575
Tomkins LLC/Inc. Secured
10/01/18	9.000%	806,000	893,653

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Diversified Manufacturing (continued)

WireCo WorldGroup, Inc.(a)
05/15/17	10.000%	$693,000	$697,331
Total			2,260,528

Electric 15.3%

AES Corp. (The) Senior Unsecured(a)
07/01/21	7.375%	1,057,000	1,138,917
American Electric Power Co., Inc. Senior Unsecured
06/01/15	5.250%	4,045,000	4,428,648
Appalachian Power Co. Senior Unsecured
03/30/21	4.600%	6,290,000	6,897,973
Arizona Public Service Co. Senior Unsecured
08/01/16	6.250%	851,000	998,667
Atlantic Power Corp.(a)(b)
11/15/18	9.000%	434,000	434,150
CMS Energy Corp.
Senior Unsecured
09/30/15	4.250%	1,480,000	1,494,800
12/15/15	6.875%	10,205,000	11,251,319
Calpine Corp. Senior Secured(a)
02/15/21	7.500%	1,819,000	1,955,425
Consumers Energy Co.
1st Mortgage
02/15/14	6.000%	3,355,000	3,663,355
08/15/16	5.500%	2,000,000	2,298,628
DPL, Inc. Senior Unsecured(a)
10/15/21	7.250%	419,000	452,520
DTE Energy Co.
Senior Unsecured
05/15/14	7.625%	955,000	1,085,246
06/01/16	6.350%	14,300,000	16,559,543
Dominion Resources, Inc.
Senior Unsecured
01/15/16	5.200%	5,300,000	5,967,164
06/15/18	6.400%	18,645,000	22,501,961
01/15/19	8.875%	1,500,000	1,990,563
Duke Energy Corp. Senior Unsecured
09/15/19	5.050%	9,750,000	11,061,911
Edison Mission Energy Senior Unsecured
05/15/17	7.000%	427,000	277,550
Energy Future Holdings Corp. Senior Secured
01/15/20	10.000%	436,000	457,800

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Electric (continued)

Energy Future Intermediate Holding Co. LLC/Finance, Inc. Senior Secured
12/01/20	10.000%	$107,000	$112,885
Florida Power & Light Co. 1st Mortgage
02/01/42	4.125%	3,500,000	3,610,694
Florida Power Corp. 1st Mortgage
06/15/18	5.650%	7,213,000	8,618,266
GenOn Energy, Inc. Senior Unsecured(c)
10/15/18	9.500%	171,000	173,137
Indiana Michigan Power Co.
Senior Unsecured
12/01/15	5.650%	1,500,000	1,684,494
03/15/37	6.050%	1,000,000	1,221,075
Ipalco Enterprises, Inc. Senior Secured(a)
04/01/16	7.250%	330,000	353,100
Nevada Power Co.
01/15/15	5.875%	500,000	560,804
05/15/18	6.500%	5,730,000	6,875,284
08/01/18	6.500%	5,205,000	6,279,204
Oncor Electric Delivery Co. LLC
Senior Secured
09/01/13	5.950%	4,665,000	4,991,611
01/15/15	6.375%	16,717,000	19,102,215
PacifiCorp 1st Mortgage
01/15/19	5.500%	2,500,000	2,950,232
Pacific Gas & Electric Co. Senior Unsecured(c)
10/01/20	3.500%	4,300,000	4,490,043
Progress Energy, Inc.
Senior Unsecured
12/01/19	4.875%	2,600,000	2,955,976
01/15/21	4.400%	2,855,000	3,139,518
Sierra Pacific Power Co.
05/15/16	6.000%	6,002,000	6,962,704
Tampa Electric Co. Senior Unsecured
05/15/21	5.400%	6,666,000	7,801,293
Toledo Edison Co. (The) Senior Secured
05/15/37	6.150%	5,000,000	6,013,605
TransAlta Corp. Senior Unsecured(b)
01/15/15	4.750%	6,750,000	7,234,421
Windsor Financing LLC Senior Unsecured(a)
07/15/17	5.881%	1,295,975	1,304,774
Total			191,351,475

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Entertainment 0.8%

AMC Entertainment, Inc.
06/01/19	8.750%	$350,000	$362,250
Cinemark U.S.A., Inc(c)
06/15/21	7.375%	73,000	74,642
Six Flags, Inc.(a)(e)(f)(g)
06/01/14	0.000%	259,000	—
Speedway Motorsports, Inc.
06/01/16	8.750%	400,000	436,000
02/01/19	6.750%	269,000	271,690
Time Warner, Inc.
03/29/41	6.250%	7,695,000	9,225,928
Vail Resorts, Inc.
05/01/19	6.500%	67,000	68,340
Total			10,438,850

Environmental 0.7%

Clean Harbors, Inc. Senior Secured
08/15/16	7.625%	343,000	364,438
Waste Management, Inc.
06/30/20	4.750%	8,035,000	8,814,716
Total			9,179,154

Food and Beverage 3.6%

ARAMARK Holdings Corp. Senior Unsecured PIK(a)
05/01/16	8.625%	100,000	103,000
ConAgra Foods, Inc. Senior Unsecured
06/15/17	5.819%	4,925,000	5,515,877
Cott Beverages, Inc.
11/15/17	8.375%	105,000	113,269
09/01/18	8.125%	337,000	363,960
Darling International, Inc.
12/15/18	8.500%	45,000	49,950
Kellogg Co. Senior Unsecured
11/17/16	1.875%	4,550,000	4,568,346
Kraft Foods, Inc.
Senior Unsecured
02/01/18	6.125%	5,743,000	6,731,726
08/23/18	6.125%	14,500,000	17,109,159
Pinnacle Foods Finance LLC/Corp.
04/01/15	9.250%	188,000	192,935
SABMiller PLC Senior Unsecured(a)(b)
07/15/18	6.500%	8,635,000	10,313,305
Total			45,061,527

Gaming 0.9%

Caesars Entertainment Operating Co., Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Gaming (continued)

Secured
04/15/18	12.750%	$580,000	$461,100
Senior Secured
06/01/17	11.250%	857,000	909,491
Diageo Capital PLC
07/15/20	4.828%	5,000,000	5,654,045
MGM Resorts International
Senior Secured
03/15/20	9.000%	1,176,000	1,302,420
MGM Resorts International(c)
Senior Unsecured
03/01/18	11.375%	573,000	630,300
Penn National Gaming, Inc. Senior Subordinated Notes
08/15/19	8.750%	535,000	581,812
Pinnacle Entertainment, Inc.
06/15/15	7.500%	77,000	76,230
ROC Finance LLC/Corp. Secured(a)
09/01/18	12.125%	622,000	654,655
Seminole Indian Tribe of Florida(a)
10/01/20	7.804%	470,000	461,451
Senior Secured
10/01/20	6.535%	251,000	244,487
Seneca Gaming Corp.(a)
12/01/18	8.250%	384,000	375,360
Tunica-Biloxi Gaming Authority Senior Unsecured(a)
11/15/15	9.000%	214,000	214,000
Total			11,565,351

Gas Pipelines 9.0%

Centerpoint Energy Resources Corp. Senior Unsecured
01/15/14	5.950%	2,100,000	2,279,050
Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%	980,000	1,124,971
Copano Energy LLC/Finance Corp.
04/01/21	7.125%	130,000	131,300
El Paso Corp.
Senior Unsecured
06/01/18	7.250%	283,000	309,885
09/15/20	6.500%	1,426,000	1,557,905
01/15/32	7.750%	348,000	401,940
Enterprise Products Operating LLC
02/01/16	3.200%	10,000,000	10,352,800
02/15/42	5.700%	1,500,000	1,634,230
Gulfstream Natural Gas System LLC Senior Unsecured(a)
06/01/16	6.950%	5,045,000	5,842,080
Kinder Morgan Energy Partners LP
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Gas Pipelines (continued)

03/01/16	3.500%	$1,258,000	$1,307,969
02/15/18	5.950%	600,000	685,466
01/15/38	6.950%	1,320,000	1,490,925
09/01/39	6.500%	1,695,000	1,883,984
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	764,000	798,380
Midcontinent Express Pipeline LLC Senior Unsecured(a)
09/15/14	5.450%	9,295,000	10,040,422
Nisource Finance Corp.
09/15/20	5.450%	9,030,000	10,002,143
Northwest Pipeline GP
Senior Unsecured
04/15/17	5.950%	8,360,000	9,731,055
06/15/18	6.050%	1,085,000	1,241,877
Plains All American Pipeline LP/Finance Corp.
05/01/18	6.500%	2,130,000	2,477,412
01/15/20	5.750%	1,215,000	1,355,997
02/01/21	5.000%	6,505,000	7,165,895
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	110,000	121,000
12/01/18	6.875%	622,000	659,320
07/15/21	6.500%	812,000	844,480
Rockies Express Pipeline LLC Senior Unsecured(a)
04/15/15	3.900%	8,570,000	8,468,805
Southern Natural Gas Co. Senior Unsecured(a)
04/01/17	5.900%	16,345,000	18,680,243
Southern Star Central Corp.
Senior Unsecured
03/01/16	6.750%	65,000	66,138
Southern Star Central Corp.(a)
Senior Unsecured
03/01/16	6.750%	375,000	383,438
Transcontinental Gas Pipe Line Co. LLC
Senior Unsecured
04/15/16	6.400%	9,158,000	10,603,764
Transcontinental Gas Pipe Line Co. LLC(a)
Senior Unsecured
08/15/41	5.400%	1,085,000	1,222,733
Total			112,865,607

Health Care 3.6%

AMERIGROUP Corp. Senior Unsecured
11/15/19	7.500%	68,000	70,040
AMGH Merger Sub, Inc. Senior Secured(a)
11/01/18	9.250%	247,000	254,410
American Renal Associates Holdings, Inc. Senior Unsecured
03/01/16	9.750%	63,097	64,201

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Health Care (continued)

American Renal Holdings Co., Inc. Senior Secured
05/15/18	8.375%	$875,000	$918,750
Aristotle Holding, Inc.(a)
11/15/16	3.500%	6,725,000	6,849,110
Baxter International, Inc. Senior Unsecured
01/15/17	1.850%	2,030,000	2,045,777
Biomet, Inc.
10/15/17	10.000%	266,000	287,280
CHS/Community Health Systems, Inc.(a)(c)
11/15/19	8.000%	589,000	594,890
CHS/Community Health Systems, Inc.(c)
07/15/15	8.875%	556,000	574,070
Cardinal Health, Inc. Senior Unsecured
12/15/20	4.625%	5,655,000	6,062,273
ConvaTec Healthcare E SA Senior Unsecured(a)(b)
12/15/18	10.500%	1,222,000	1,090,635
Emdeon, Inc.(a)
12/31/19	11.000%	525,000	549,281
Express Scripts, Inc.
05/15/16	3.125%	9,890,000	9,944,820
Fresenius Medical Care U.S. Finance, Inc.(a)
09/15/18	6.500%	716,000	750,010
HCA, Inc.
02/15/22	7.500%	291,000	297,548
Senior Secured
02/15/20	6.500%	1,171,000	1,214,912
02/15/20	7.875%	1,441,000	1,556,280
09/15/20	7.250%	1,062,000	1,120,410
Hanger Orthopedic Group, Inc.
11/15/18	7.125%	662,000	672,757
Health Management Associates, Inc. Senior Unsecured(a)
01/15/20	7.375%	938,000	975,520
Healthsouth Corp.
02/15/20	8.125%	340,000	342,550
Healthsouth Corp.(c)
09/15/22	7.750%	32,000	31,480
Hospira, Inc. Senior Unsecured
05/15/15	6.400%	2,870,000	3,116,123
InVentiv Health, Inc.(a)
08/15/18	10.000%	690,000	621,000
Kinetic Concepts/KCI U.S.A., Inc.(a)
11/01/18	10.500%	415,000	406,700
LifePoint Hospitals, Inc.
10/01/20	6.625%	90,000	93,263

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Health Care (continued)

Multiplan, Inc.(a)
09/01/18	9.875%	$1,064,000	$1,109,220
Omnicare, Inc.
06/01/20	7.750%	304,000	326,420
Radnet Management, Inc.
04/01/18	10.375%	220,000	193,600
Rural/Metro Corp. Senior Unsecured(a)
07/15/19	10.125%	245,000	231,525
STHI Holding Corp. Secured(a)
03/15/18	8.000%	243,000	249,683
Tenet Healthcare Corp. Senior Secured
07/01/19	8.875%	170,000	190,825
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	750,000	744,375
Vanguard Health Holding Co. II LLC/Inc.(c)
02/01/19	7.750%	911,000	874,560
Total			44,424,298

Healthcare Insurance 1.5%

UnitedHealth Group, Inc.
Senior Unsecured
02/15/18	6.000%	2,875,000	3,418,263
11/15/41	4.625%	4,925,000	5,178,372
WellPoint, Inc. Senior Unsecured
06/15/37	6.375%	7,500,000	9,465,592
Total			18,062,227

Home Construction —%

Shea Homes LP/Funding Corp. Senior Secured(a)
05/15/19	8.625%	528,000	493,680

Independent Energy 6.3%

Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	16,510,000	18,714,910
Antero Resources Finance Corp.
12/01/17	9.375%	35,000	37,800
Antero Resources Finance Corp.(a)
08/01/19	7.250%	38,000	38,950
Berry Petroleum Co.
Senior Subordinated Notes
11/01/16	8.250%	30,000	31,200
Senior Unsecured
06/01/14	10.250%	55,000	62,219
11/01/20	6.750%	235,000	237,644
Bill Barrett Corp.
10/01/19	7.625%	244,000	254,980

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Independent Energy (continued)

Carrizo Oil & Gas, Inc.
10/15/18	8.625%	$1,188,000	$1,199,880
Carrizo Oil & Gas, Inc.(a)
10/15/18	8.625%	223,000	225,230
Chaparral Energy, Inc.
10/01/20	9.875%	97,000	104,760
09/01/21	8.250%	954,000	965,925
Chesapeake Energy Corp.
08/15/20	6.625%	1,491,000	1,591,642
11/15/20	6.875%	480,000	513,600
02/15/21	6.125%	984,000	1,011,060
Concho Resources, Inc.
10/01/17	8.625%	444,000	485,070
01/15/21	7.000%	1,594,000	1,711,557
01/15/22	6.500%	174,000	181,830
Continental Resources, Inc.
10/01/19	8.250%	240,000	264,000
10/01/20	7.375%	382,000	416,380
04/01/21	7.125%	457,000	495,274
Encana Corp.(b)
Senior Unsecured
12/01/17	5.900%	8,892,000	10,078,646
08/15/37	6.625%	350,000	422,736
11/15/41	5.150%	2,840,000	2,899,291
Goodrich Petroleum Corp.(a)
03/15/19	8.875%	395,000	395,000
Hilcorp Energy I LP/Finance Co.(a)
Senior Notes
02/15/20	8.000%	425,000	454,750
04/15/21	7.625%	278,000	291,205
Kodiak Oil & Gas Corp.(a)(b)
12/01/19	8.125%	1,204,000	1,247,645
Laredo Petroleum, Inc.(a)
02/15/19	9.500%	1,289,000	1,366,340
Linn Energy LLC/Finance Corp.(a)
05/15/19	6.500%	301,000	298,743
MEG Energy Corp.(a)(b)
03/15/21	6.500%	975,000	996,937
Nexen, Inc. Senior Unsecured(b)
05/15/37	6.400%	4,300,000	4,554,814
Oasis Petroleum, Inc.
02/01/19	7.250%	653,000	675,855
11/01/21	6.500%	817,000	810,872
Petrohawk Energy Corp.
08/15/18	7.250%	331,000	372,375
06/01/19	6.250%	161,000	177,100
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	255,000	274,763
Range Resources Corp.
05/01/18	7.250%	8,000	8,520
05/15/19	8.000%	105,000	117,075
08/01/20	6.750%	220,000	243,375

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Independent Energy (continued)

06/01/21	5.750%	$705,000	$763,162
SM Energy Co. Senior Unsecured(a)
11/15/21	6.500%	294,000	302,820
Southwestern Energy Co.
02/01/18	7.500%	2,280,000	2,627,700
WPX Energy, Inc. Senior Unsecured(a)
01/15/22	6.000%	498,000	509,828
Whiting Petroleum Corp.
10/01/18	6.500%	35,000	36,575
Woodside Finance Ltd.(a)(b)
11/15/13	5.000%	13,555,000	14,210,764
05/10/21	4.600%	5,500,000	5,615,874
Total			78,296,676

Integrated Energy 2.2%

Cenovus Energy, Inc. Senior Unsecured(b)
11/15/39	6.750%	1,000,000	1,323,402
ConocoPhillips
02/01/39	6.500%	2,000,000	2,766,534
Hess Corp. Senior Unsecured
02/15/41	5.600%	3,500,000	3,948,688
Marathon Petroleum Corp. Senior Unsecured
03/01/41	6.500%	3,750,000	4,249,597
Petro-Canada Senior Unsecured(b)
05/15/18	6.050%	12,320,000	14,502,734
Total			26,790,955

Life Insurance 2.0%

Metropolitan Life Global Funding I Secured(a)
06/14/18	3.650%	7,070,000	7,274,104
Prudential Financial, Inc.
Senior Unsecured
07/15/13	4.500%	1,580,000	1,638,000
06/13/15	4.750%	1,075,000	1,136,495
05/12/16	3.000%	2,615,000	2,605,628
12/01/17	6.000%	11,165,000	12,417,322
Total			25,071,549

Lodging 0.1%

Wyndham Worldwide Corp.
Senior Unsecured
12/01/16	6.000%	100,000	107,840
03/01/20	7.375%	395,000	449,313
Total			557,153

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Media Cable 4.7%

CCO Holdings LLC/Capital Corp.
01/15/19	7.000%	$220,000	$229,350
04/30/20	8.125%	715,000	782,925
CSC Holdings LLC
Senior Unsecured
02/15/19	8.625%	425,000	489,813
CSC Holdings LLC(a)
Senior Unsecured
11/15/21	6.750%	496,000	522,040
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured(a)
11/15/17	8.625%	1,034,000	1,096,040
Comcast Corp.
02/15/18	5.875%	3,000,000	3,468,801
08/15/37	6.950%	9,525,000	12,118,734
DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	2,124,000	2,151,599
08/15/40	6.000%	2,000,000	2,181,748
DISH DBS Corp.
09/01/19	7.875%	840,000	949,200
06/01/21	6.750%	1,049,000	1,130,297
Insight Communications Co., Inc. Senior Unsecured(a)
07/15/18	9.375%	155,000	177,088
Kabel BW GmbH Senior Secured(a)(b)
03/15/19	7.500%	160,000	168,000
Quebecor Media, Inc.(b)
Senior Unsecured
03/15/16	7.750%	215,000	220,913
03/15/16	7.750%	1,165,000	1,197,037
Time Warner Cable, Inc.
05/01/17	5.850%	11,570,000	13,176,240
07/01/18	6.750%	14,578,000	17,314,509
UPCB Finance V Ltd. Senior Secured(a)(b)
11/15/21	7.250%	436,000	441,315
Virgin Media Finance PLC(b)
08/15/16	9.500%	540,000	606,150
Total			58,421,799

Media Non-Cable 4.7%

AMC Networks, Inc.(a)
07/15/21	7.750%	433,000	470,888
British Sky Broadcasting Group PLC(a)(b)
02/15/18	6.100%	5,045,000	5,651,192
Clear Channel Communications, Inc. Senior Secured
03/01/21	9.000%	336,000	283,080
Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250%	521,000	562,680
Cumulus Media, Inc.(a)(c)
05/01/19	7.750%	70,000	61,950

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Media Non-Cable (continued)

EH Holding Corp.(a)
06/15/21	7.625%	$720,000	$756,000
EH Holding Corp.(a)(c)
Senior Secured
06/15/19	6.500%	281,000	292,943
Intelsat Jackson Holdings SA(a)(b)
04/01/19	7.250%	355,000	360,325
Intelsat Jackson Holdings SA(b)
06/15/16	11.250%	700,000	735,437
10/15/20	7.250%	1,025,000	1,040,375
Intelsat Luxembourg SA PIK(b)
02/04/17	11.500%	710,000	685,150
National CineMedia LLC Senior Unsecured
07/15/21	7.875%	596,000	590,785
News America, Inc.
02/15/41	6.150%	9,820,000	11,318,444
Nielsen Finance LLC/Co.
10/15/18	7.750%	1,237,000	1,335,960
Reed Elsevier Capital, Inc.
01/15/14	7.750%	7,000,000	7,810,040
Salem Communications Corp. Secured
12/15/16	9.625%	656,000	692,080
Sinclair Television Group, Inc. Secured(a)
11/01/17	9.250%	737,000	803,330
TCM Sub LLC(a)
01/15/15	3.550%	10,270,000	10,807,148
Thomson Reuters Corp.(b)
07/15/18	6.500%	9,900,000	11,861,150
Univision Communications, Inc.(a)
Senior Secured
11/01/20	7.875%	870,000	883,050
Univision Communications, Inc.(a)(c)
05/15/21	8.500%	485,000	441,350
XM Satellite Radio, Inc.(a)
11/01/18	7.625%	1,329,000	1,408,740
Total			58,852,097

Metals 1.8%

Alpha Natural Resources, Inc.
06/01/19	6.000%	734,000	711,980
ArcelorMittal Senior Unsecured(b)(c)
03/01/21	5.500%	10,055,000	9,229,575
Arch Coal, Inc.(a)
06/15/21	7.250%	422,000	433,605
Arch Coal, Inc.(a)(c)
06/15/19	7.000%	810,000	830,250

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Metals (continued)

Calcipar SA Senior Secured(a)(b)
05/01/18	6.875%	$819,000	$737,100
Consol Energy, Inc.
04/01/17	8.000%	215,000	235,425
04/01/20	8.250%	540,000	596,700
Consol Energy, Inc.(a)
03/01/21	6.375%	240,000	242,400
FMG Resources August 2006 Proprietary Ltd.(a)(b)
11/01/15	7.000%	658,000	664,580
02/01/16	6.375%	811,000	786,670
Senior Notes
11/01/19	8.250%	1,199,000	1,210,990
FMG Resources August 2006 Proprietary Ltd.(a)(b)(c)
02/01/18	6.875%	141,000	135,008
Freeport-McMoRan Copper & Gold, Inc. Senior Unsecured
04/01/17	8.375%	180,000	191,250
JMC Steel Group Senior Notes(a)
03/15/18	8.250%	794,000	774,150
Novelis, Inc.(b)
12/15/17	8.375%	185,000	196,563
12/15/20	8.750%	373,000	400,042
Peabody Energy Corp.(a)
11/15/18	6.000%	728,000	742,560
11/15/21	6.250%	486,000	503,010
Rain CII Carbon LLC/Corp. Senior Secured(a)
12/01/18	8.000%	469,000	479,552
Rio Tinto Finance U.S.A. Ltd.(b)
09/20/21	3.750%	3,000,000	3,143,586
Total			22,244,996

Non-Captive Consumer 0.2%

SLM Corp.
Senior Notes
01/25/16	6.250%	233,000	226,588
Senior Unsecured
03/25/20	8.000%	1,092,000	1,102,920
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	618,000	446,505
Total			1,776,013

Non-Captive Diversified 3.4%

Ally Financial, Inc.
12/01/17	6.250%	265,000	255,619
03/15/20	8.000%	3,505,000	3,592,625
09/15/20	7.500%	220,000	222,200
CIT Group, Inc.
Secured
05/01/17	7.000%	146,000	146,000
CIT Group, Inc.(a)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Non-Captive Diversified (continued)

Secured
05/02/17	7.000%	$3,676,000	$3,671,405
CIT Group, Inc.(a)(c)
Secured
04/01/18	6.625%	305,000	313,387
Ford Motor Credit Co. LLC
Senior Unsecured
04/15/15	7.000%	140,000	150,500
02/01/21	5.750%	4,419,000	4,605,177
General Electric Capital Corp. Senior Unsecured
10/17/21	4.650%	25,430,000	26,540,452
International Lease Finance Corp.
Senior Unsecured
03/15/17	8.750%	231,000	237,930
09/01/17	8.875%	595,000	614,337
05/15/19	6.250%	907,000	837,878
International Lease Finance Corp.(c)
Senior Unsecured
12/15/20	8.250%	1,210,000	1,222,100
01/15/22	8.625%	427,000	431,956
Total			42,841,566

Oil Field Services 1.2%

Green Field Energy Services, Inc. Senior Secured(a)
11/15/16	13.000%	682,000	661,540
Offshore Group Investments Ltd. Senior Secured(b)
08/01/15	11.500%	1,240,000	1,340,750
Oil States International, Inc.
06/01/19	6.500%	510,000	521,475
Schlumberger Investment SA(a)(b)
09/14/21	3.300%	9,100,000	9,348,767
Weatherford International Ltd.(b)
03/15/38	7.000%	1,520,000	1,729,429
09/15/40	6.750%	935,000	1,062,714
Total			14,664,675

Other Industry –%

Interline Brands, Inc.
11/15/18	7.000%	309,000	319,815

Packaging 0.5%

Ardagh Packaging Finance PLC(a)(b)
Senior Secured
10/15/17	7.375%	480,000	484,800
Ardagh Packaging Finance PLC(a)(b)(c)
10/15/20	9.125%	505,000	499,950
Crown Americas LLC/Capital Corp. II
05/15/17	7.625%	220,000	240,075
Crown Americas LLC/Capital Corp. III
02/01/21	6.250%	100,000	104,500

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Packaging (continued)

Greif, Inc.
Senior Unsecured
02/01/17	6.750%	$166,000	$173,470
08/01/19	7.750%	275,000	297,000
Reynolds Group Issuer, Inc./LLC(a)
04/15/19	9.000%	1,000	950
02/15/21	8.250%	1,274,000	1,127,490
Senior Secured
10/15/16	8.750%	243,000	255,757
04/15/19	7.125%	316,000	321,530
08/15/19	7.875%	281,000	293,645
02/15/21	6.875%	1,746,000	1,732,905
Senior Unsecured
08/15/19	9.875%	717,000	695,490
Total			6,227,562

Paper 0.1%

Cascades, Inc.(b)
12/15/17	7.750%	460,000	455,400
01/15/20	7.875%	205,000	198,850
Graphic Packaging International, Inc.
06/15/17	9.500%	450,000	492,750
10/01/18	7.875%	56,000	59,640
Verso Paper Holdings LLC/Inc. Secured(c)
02/01/19	8.750%	357,000	217,770
Total			1,424,410

Pharmaceuticals 0.2%

Endo Pharmaceuticals Holdings, Inc.
01/15/22	7.250%	159,000	169,136
Grifols, Inc.
02/01/18	8.250%	926,000	972,300
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured(a)(c)
12/01/19	9.500%	206,000	216,300
Mylan, Inc.(a)
11/15/18	6.000%	660,000	678,975
Warner Chilcott Co. LLC/Finance
09/15/18	7.750%	213,000	217,527
Total			2,254,238

Property & Casualty 0.6%

Berkshire Hathaway Finance Corp.
01/15/40	5.750%	2,200,000	2,610,287
Liberty Mutual Group, Inc.(a)
06/01/21	5.000%	3,000,000	2,939,718
Travelers Companies, Inc. (The) Senior Unsecured
11/01/40	5.350%	2,000,000	2,310,694
Total			7,860,699

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Railroads 3.3%

Burlington Northern Santa Fe LLC Senior Unsecured
09/15/41	4.950%	$3,400,000	$3,750,761
CSX Corp. Senior Unsecured
03/15/18	6.250%	10,360,000	12,332,617
Canadian Pacific Railway Co. Senior Unsecured(b)
05/15/18	6.500%	7,220,000	8,193,213
Canadian Pacific Railway Senior Unsecured(b)
05/15/37	5.950%	760,000	804,909
Norfolk Southern Corp.
Senior Unsecured
04/01/18	5.750%	2,171,000	2,559,420
Norfolk Southern Corp.(a)
Senior Unsecured
10/01/41	4.837%	5,000,000	5,304,950
Union Pacific Corp.
Senior Unsecured
08/15/18	5.700%	4,588,000	5,439,941
09/15/41	4.750%	2,500,000	2,723,635
Total			41,109,446

Refining 0.5%

United Refining Co. Senior Secured
02/28/18	10.500%	278,000	259,930
Valero Energy Corp.
02/01/15	4.500%	4,800,000	5,135,611
06/15/37	6.625%	1,070,000	1,147,294
Total			6,542,835

Restaurants 0.8%

Yum! Brands, Inc.
Senior Unsecured
09/15/19	5.300%	7,000,000	7,831,866
11/01/21	3.750%	2,555,000	2,595,612
Total			10,427,478

Retailers 3.3%

Best Buy Co., Inc. Senior Unsecured
03/15/21	5.500%	7,545,000	7,217,404
Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	265,000	259,037
CVS Caremark Corp. Senior Unsecured
06/01/17	5.750%	10,885,000	12,701,075
Limited Brands, Inc.
05/01/20	7.000%	500,000	541,250
04/01/21	6.625%	175,000	185,500

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Retailers (continued)

Lowe’s Companies, Inc. Senior Unsecured
11/15/21	3.800%	$4,580,000	$4,808,624
Michaels Stores, Inc.(c)
11/01/16	11.375%	65,000	68,894
Needle Merger Sub Corp. Senior Unsecured(a)
03/15/19	8.125%	175,000	166,688
Number Merger Sub, Inc. Senior Notes(a)(c)
12/15/19	11.000%	305,000	308,050
QVC, Inc.(a)
Senior Secured
04/15/17	7.125%	55,000	58,231
10/01/19	7.500%	515,000	556,200
10/15/20	7.375%	725,000	779,375
Rite Aid Corp.
06/15/17	9.500%	570,000	520,125
Rite Aid Corp.(c)
Senior Secured
08/15/20	8.000%	850,000	939,250
Sally Holdings LLC/Capital, Inc.(a)(c)
11/15/19	6.875%	198,000	205,920
Toys R Us Property Co. II LLC Senior Secured
12/01/17	8.500%	362,000	374,670
Wal-Mart Stores, Inc. Senior Unsecured
10/25/40	5.000%	10,000,000	11,769,360
Total			41,459,653

Supermarkets 0.3%

Safeway, Inc. Senior Unsecured
12/01/16	3.400%	3,525,000	3,615,124

Technology 1.3%

Amkor Technology, Inc.(c)
Senior Unsecured
05/01/18	7.375%	741,000	757,673
06/01/21	6.625%	816,000	785,400
Brocade Communications Systems, Inc. Senior Secured
01/15/18	6.625%	365,000	379,600
CDW LLC / Finance Corp.
04/01/19	8.500%	931,000	937,982
Senior Secured
12/15/18	8.000%	627,000	653,648
Cardtronics, Inc.
09/01/18	8.250%	620,000	675,800
CommScope, Inc.(a)
01/15/19	8.250%	355,000	355,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Technology (continued)

Equinix, Inc. Senior Unsecured
07/15/21	7.000%	$377,000	$399,620
First Data Corp.(a)
01/15/21	12.625%	1,059,000	921,330
Senior Secured
08/15/20	8.875%	520,000	520,000
First Data Corp.(a)(c)
Senior Secured
06/15/19	7.375%	561,000	527,340
First Data Corp.(c)
PIK
09/24/15	10.550%	215,000	205,056
Freescale Semiconductor, Inc. Senior Secured(a)(b)
04/15/18	9.250%	1,042,000	1,113,637
Hewlett-Packard Co. Senior Unsecured
12/09/16	3.300%	5,060,000	5,166,786
Interactive Data Corp.
08/01/18	10.250%	735,000	804,825
NXP BV/Funding LLC Senior Secured(a)(b)
08/01/18	9.750%	1,353,000	1,481,535
iGate Corp.(a)(c)
05/01/16	9.000%	422,000	438,880
Total			16,124,112

Transportation Services 0.5%

Avis Budget Car Rental LLC/Finance, Inc.
01/15/19	8.250%	189,000	187,583
03/15/20	9.750%	308,000	316,470
ERAC U.S.A. Finance LLC(a)
10/15/37	7.000%	4,290,000	5,161,187
Hertz Corp. (The)
10/15/18	7.500%	780,000	815,100
01/15/21	7.375%	244,000	247,965
Total			6,728,305

Wireless 2.4%

CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured(a)
05/01/17	7.750%	315,000	339,412
Cricket Communications, Inc.
Senior Secured
05/15/16	7.750%	956,000	987,070
Cricket Communications, Inc.(c)
10/15/20	7.750%	541,000	473,375
Crown Castle International Corp. Senior Unsecured
01/15/15	9.000%	310,000	335,963
MetroPCS Wireless, Inc.
11/15/20	6.625%	49,000	45,693

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Wireless (continued)

MetroPCS Wireless, Inc.(c)
09/01/18	7.875%	$760,000	$771,400
NII Capital Corp.
08/15/16	10.000%	210,000	238,350
04/01/21	7.625%	627,000	622,297
Nextel Communications, Inc.
08/01/15	7.375%	117,000	107,055
Rogers Communications, Inc.(b)
08/15/18	6.800%	9,250,000	11,266,175
SBA Telecommunications, Inc.
08/15/19	8.250%	897,000	975,487
Sprint Capital Corp.
11/15/28	6.875%	285,000	203,419
Sprint Nextel Corp.
Senior Unsecured
08/15/17	8.375%	868,000	777,945
Sprint Nextel Corp.(a)
11/15/18	9.000%	2,540,000	2,663,825
Senior Unsecured
11/15/21	11.500%	496,000	490,420
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	8,000,000	8,032,552
Wind Acquisition Finance SA(a)(b)
Secured
07/15/17	11.750%	527,000	471,665
Senior Secured
02/15/18	7.250%	1,788,000	1,613,670
Total			30,415,773

Wirelines 6.6%

AT&T, Inc.
Senior Unsecured
02/15/39	6.550%	3,320,000	4,223,169
09/01/40	5.350%	4,000,000	4,499,600
AT&T, Inc.(c)
Senior Unsecured
08/15/41	5.550%	4,530,000	5,333,699
Deutsche Telekom International Finance BV(a)(b)
04/11/16	3.125%	9,864,000	9,937,230
Embarq Corp. Senior Unsecured
06/01/36	7.995%	10,165,000	10,532,851
Frontier Communications Corp.
Senior Unsecured
04/15/17	8.250%	230,000	235,175
04/15/22	8.750%	345,000	341,550
Frontier Communications Corp.(c)
Senior Unsecured
04/15/20	8.500%	414,000	423,833
Integra Telecom Holdings, Inc. Senior Secured(a)
04/15/16	10.750%	98,000	78,890

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Wirelines (continued)

Level 3 Communications, Inc. Senior Unsecured(c)
02/01/19	11.875%	$555,000	$591,075
Level 3 Financing, Inc.
02/15/17	8.750%	148,000	150,590
02/01/18	10.000%	229,000	242,740
Level 3 Financing, Inc.(a)
Senior Unsecured
07/01/19	8.125%	233,000	229,505
Level 3 Financing, Inc.(c)
04/01/19	9.375%	1,103,000	1,151,256
PAETEC Holding Corp.
12/01/18	9.875%	790,000	869,000
Senior Secured
06/30/17	8.875%	435,000	469,800
Telecom Italia Capital SA(b)
07/18/36	7.200%	4,195,000	3,464,852
Telefonica Emisiones SAU(b)
01/15/15	4.949%	4,900,000	4,874,226
02/16/16	3.992%	3,000,000	2,884,503
06/20/16	6.421%	1,855,000	1,941,246
07/03/17	6.221%	730,000	748,148
Tw telecom holdings, inc.
03/01/18	8.000%	347,000	369,555
Verizon Communications, Inc.
Senior Unsecured
02/15/18	5.500%	4,000,000	4,663,248
04/15/18	6.100%	11,471,000	13,780,858
Verizon New York, Inc. Senior Unsecured
04/01/32	7.375%	8,445,000	9,833,738
Windstream Corp.
10/15/20	7.750%	700,000	723,625
Windstream Corp.(c)
09/01/18	8.125%	290,000	310,663
Total			82,904,625
Total Corporate Bonds & Notes (Cost: $1,150,661,699)			$1,168,580,477

Residential Mortgage-Backed Securities - Agency —%

Government National Mortgage Association(h)
01/15/19	10.000%	$211	$236

Total Residential Mortgage-Backed Securities - Agency (Cost: $212)			$236

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency —%

Citicorp Mortgage Securities, Inc. CMO Series 2007-4 Class B2(d)(h)
05/25/37	5.938%	$901,819	$9

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $1,326,523)			$9

U.S. Treasury Obligations 2.7%

U.S. Treasury
10/31/16	1.000%	$4,670,000	$4,715,243
08/15/41	3.750%	1,799,000	2,115,793
U.S. Treasury(c)
09/30/16	1.000%	2,080,000	2,101,449
11/15/21	2.000%	24,623,000	24,903,850

Total U.S. Treasury Obligations (Cost: $33,328,536)			$33,836,335

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.2%

Gaming 0.1%

Caesars Octavius LLC Tranche B Term Loan(i)(j)
04/25/17	9.250%	$237,000	$224,913
ROC Finance LLC Tranche B Term Loan(i)(j)
08/19/17	8.500%	158,000	157,605
Total			382,518

Media Non-Cable 0.1%

Cumulus Media Holdings, Inc. 2nd Lien Term Loan(i)(j)
03/18/19	7.500%	1,568,000	1,522,920

Total Senior Loans (Cost: $1,881,434)			$1,905,438

Issuer		Shares	Value

Warrants —%

ENERGY —%

Energy Equipment & Services —%

Green Field Energy Services, Inc.(k)		682	$31,372

Issuer		Shares	Value

Warrants (continued)

INFORMATION TECHNOLOGY —%

Communications Equipment —%

CMP Susquehanna Corp.(a)(f)(g)(k)		8,101	$81

TOTAL INFORMATION TECHNOLOGY			81

Total Warrants (Cost: $26,821)			$31,453

		Shares	Value

Money Market Funds 2.4%

Columbia Short-Term Cash Fund, 0.141%(l)(m)		30,013,825	$30,013,825

Total Money Market Funds (Cost: $30,013,825)			$30,013,825

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 2.7%

Certificates of Deposit 0.1%

Standard Chartered Bank PLC
03/05/12	0.630%	1,000,000	$1,000,000

Total			1,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

	Repurchase Agreements 2.6%

	Citigroup Global Markets, Inc. dated 12/30/11, matures 01/03/12, repurchase price $5,000,028(n)
	0.050%	$5,000,000	$5,000,000
	Mizuho Securities USA, Inc. dated 12/30/11, matures 01/03/12, repurchase price $5,000,056(n)
	0.100%	5,000,000	5,000,000
	Natixis Financial Products, Inc. dated 12/30/11, matures 01/03/12, repurchase price $3,500,019(n)
	0.050%	3,500,000	3,500,000
	Pershing LLC dated 12/30/11, matures 01/03/12, repurchase price $10,000,156(n)
	0.140%	10,000,000	10,000,000
	RBS Securities, Inc. dated 12/30/11, matures 01/03/12, repurchase price $9,847,269(n)
	0.080%	9,847,181	9,847,181
Total			33,347,181

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $34,347,181)			$34,347,181

Total Investments
	(Cost: $1,251,586,231)(o)		$1,268,714,954(p)
	Other Assets & Liabilities, Net		(18,979,307)

Net Assets			$1,249,735,647

Investment in Derivatives

At December 31, 2011, $972,820 was held in a margin deposit account as collateral to cover initial margin requirements on open future s contracts.

Futures Contracts Outstanding at December 31, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation

US Treasury Note, 5-year	196	$24,158,531	April 2012	$119,143	$—
US Treasury Note, 10-year	(816)	(106,998,000)	March 2012	—	(785,351)
US Treasury Ultra Bond	52	8,329,750	March 2012	159,578	—
Total				$278,721	$(785,351)

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the value of these securities amounted to $215,704,765 or 17.26% of net assets.

(b)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $189,112,124 or 15.13% of net assets.
(c)	At December 31, 2011, security was partially or fully on loan.
(d)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At December 31, 2011, the value of these securities amounted to $6,019, which represents less than 0.01% of net assets.

(e)	Negligible market value.
(f)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at December 31, 2011 was $81, representing less than 0.01% of net assets. Information concerning such security holdings at December 31, 2011 was as follows:

Security Description	Acquisition Dates	Cost
CMP Susquehanna Corp.	03-26-09	$81
Warrant

Six Flags, Inc.	05-07-10	—
06/01/14 0.00%

(g)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2011, the value of these securities amounted to $81, which represents less than 0.01% of net assets.

(h)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(i)	Variable rate security. The interest rate shown reflects the rate as of December 31, 2011.
(j)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average of the coupon rates in effect as of December 31, 2011. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(k)	Non-income producing.
(l)	The rate shown is the seven-day current annualized yield at December 31, 2011.
(m)	Investments in affiliates during the period ended December 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value

Columbia Short-Term Cash Fund	$—	$596,501,301	$(566,487,476)	$—	$30,013,825	$16,913	$30,013,825

(n)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.050%)

Security Description	Value
Fannie Mae REMICS	$3,155,955
Freddie Mac REMICS	1,553,624
Government National Mortgage Association	390,421
Total Market Value of Collateral Securities	$5,100,000

Mizuho Securities USA, Inc. (0.100%)

Security Description	Value
Fannie Mae Pool	$3,312,540
Federal National Mortgage Association	45,587
Freddie Mac Gold Pool	1,160,553
Freddie Mac Non Gold Pool	379,220
Ginnie Mae I Pool	201,864
Ginnie Mae II Pool	236
Total Market Value of Collateral Securities	$5,100,000

Natixis Financial Products, Inc. (0.050%)

Security Description	Value
Fannie Mae Interest Strip	$679,531
Fannie Mae REMICS	1,538,897
Federal Home Loan Mortgage Corp	1,131,761
Federal National Mortgage Association	219,833
Total Market Value of Collateral Securities	$3,570,022

Pershing LLC (0.140%)

Security Description	Value
Fannie Mae Pool	$2,593,413
Fannie Mae REMICS	945,601
Fannie Mae Whole Loan	3,125
Fannie Mae-Aces	11,475
Federal Farm Credit Bank	88,075
Federal Home Loan Banks	99,335
Federal Home Loan Mortgage Corp	79,092
Federal National Mortgage Association	164,094
Freddie Mac Gold Pool	1,114,165
Freddie Mac Non Gold Pool	334,161
Freddie Mac Reference REMIC	27
Freddie Mac REMICS	754,297
Ginnie Mae I Pool	1,297,603
Ginnie Mae II Pool	1,738,407
Government National Mortgage Association	426,631
United States Treasury Bill	16,061
United States Treasury Note/Bond	521,403
United States Treasury Strip Coupon	13,035
Total Market Value of Collateral Securities	$10,200,000

RBS Securities, Inc. (0.080%)

Security Description	Value
Fannie Mae Pool	$10,044,137
Total Market Value of Collateral Securities	$10,044,137

(o)

At December 31, 2011, the cost of securities for federal income tax purposes was approximately $1,251,586,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$32,367,000
Unrealized Depreciation	(15,238,000)
Net Unrealized Appreciation	$17,129,000

(p)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
PIK	Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

		Fair value at December 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Bonds
Corporate Bonds & Notes	$—	$1,168,580,477	$—	$1,168,580,477
Residential Mortgage-Backed Securities - Agency	—	236	—	236
Residential Mortgage-Backed Securities - Non-Agency	—	9	—	9
U.S. Treasury Obligations	33,836,335	—	—	33,836,335
Total Bonds	33,836,335	1,168,580,722	—	1,202,417,057

Equity Securities
Warrants
Energy	—	31,372	—	31,372
Information Technology	—	—	81	81
Total Equity Securities	—	31,372	81	31,453

Other
Senior Loans	—	1,905,438	—	1,905,438
Money Market Funds	30,013,825	—	—	30,013,825
Investments of Cash Collateral Received for Securities on Loan	—	34,347,181	—	34,347,181
Total Other	30,013,825	36,252,619	—	66,266,444

Investments in Securities	63,850,160	1,204,864,713	81	1,268,714,954
Derivatives(c)
Assets
Futures Contracts	278,721	—	—	278,721
Liabilities
Futures Contracts	(785,351)	—	—	(785,351)
Total	$63,343,530	$1,204,864,713	$81	$1,268,208,324

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain Warrants classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Corporate	Preferred
	Bond & Notes	Stocks	Warrants	Total
Balance as of March 31, 2011	$2,676,525	$71	$81	$2,676,677
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)*	—	—	—	—
Sales	—	(71)	—	(71)
Purchases	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(2,676,525)	—	—	(2,676,525)
Balance as of December 31, 2011	$—	$—	$81	$81

*Change in unrealized appreciation (depreciation) relating to securities held at December 31, 2011 was $0.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Emerging Markets Fund

December 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.7%
AUSTRALIA 0.8%
BHP Billiton Ltd., ADR	46,136	$3,258,586
BRAZIL 13.8%
Amil Participacoes SA	137,700	1,212,926
Banco Bradesco SA, ADR	389,347	6,494,308
BM&FBovespa SA	155,100	814,893
BR Malls Participacoes SA	197,100	1,914,731
Cia de Bebidas das Americas, ADR	152,550	5,505,529
Cia Hering	69,800	1,214,694
Cielo SA	71,100	1,837,298
Itaú Unibanco Holding SA, ADR	496,801	9,220,627
Localiza Rent a Car SA	212,700	2,919,244
Mills Estruturas e Servicos de Engenharia SA	188,400	1,787,792
Multiplus SA	133,200	2,303,016
Odontoprev SA	126,300	1,801,142
OGX Petroleo e Gas Participacoes SA(a)	313,200	2,286,977
Raia Drogasil SA	288,900	2,008,864
Telefonica Brasil SA, ADR	89,372	2,442,537
Vale SA	466,800	9,872,811
Total		53,637,389
CHILE 1.2%
Banco Santander Chile, ADR	41,083	3,109,983
SACI Falabella	184,866	1,437,329
Total		4,547,312
CHINA 15.9%
AutoNavi Holdings Ltd., ADR(a)	80,841	810,835
Baidu, Inc., ADR(a)	14,319	1,667,734
Belle International Holdings Ltd.	2,272,000	3,947,077
China Coal Energy Co., Ltd., Class H	2,733,000	2,933,773
China Communications Construction Co., Ltd., Class H	4,854,000	3,782,006
China Construction Bank Corp., Class H	5,154,000	3,580,024
China High Precision Automation Group Ltd.(b)(c)	1,823,000	418,042
China Merchants Holdings International Co., Ltd.	786,000	2,273,367
China Shenhua Energy Co., Ltd., Class H	1,166,000	5,042,098
China Unicom Hong Kong Ltd.(b)	1,494,000	3,149,589
China Vanke Co., Ltd., Class B	2,149,717	2,121,011
CNOOC Ltd.	1,559,000	2,718,498

Issuer	Shares	Value

Common Stocks (continued)
CHINA (CONTINUED)
ENN Energy Holdings Ltd.	680,000	$2,177,048
Focus Media Holding Ltd., ADR(a)	59,406	1,157,823
Industrial & Commercial Bank of China, Class H	11,879,000	7,016,412
Lenovo Group Ltd.	1,606,000	1,068,367
NetQin Mobile, Inc., ADR(a)(b)	154,785	815,717
New Oriental Education & Technology Group, ADR(a)	31,676	761,808
PetroChina Co., Ltd., Class H	5,910,000	7,339,239
Qihoo 360 Technology Co., Ltd., ADR(a)(b)	25,097	393,772
Sany Heavy Equipment International Holdings Co., Ltd.(b)	1,125,500	914,217
SINA Corp.(a)	52,446	2,727,192
Spreadtrum Communications, Inc., ADR(b)	178,769	3,732,697
Yanzhou Coal Mining Co., Ltd., Class H	558,000	1,184,794
Total		61,733,140
FINLAND 0.3%
Nokian Renkaat OYJ(b)	38,428	1,237,418
HONG KONG 1.2%
AAC Technologies Holdings, Inc.	657,450	1,470,931
Towngas China Co., Ltd.(b)	2,160,000	1,166,549
Trinity Ltd.	2,830,000	2,032,110
Total		4,669,590
INDIA 3.9%
Asian Paints Ltd.	24,483	1,195,066
Bharti Airtel Ltd.	182,801	1,181,190
HDFC Bank Ltd., ADR	164,465	4,322,140
ICICI Bank Ltd., ADR	88,149	2,329,778
ITC Ltd.	610,990	2,313,895
Punjab National Bank	101,351	1,488,433
Sobha Developers Ltd.	203,481	731,604
Titan Industries Ltd.	478,804	1,539,586
Total		15,101,692
INDONESIA 6.5%
PT Media Nusantara Citra Tbk	16,210,500	2,340,539
PT Ace Hardware Indonesia Tbk	6,185,000	2,794,462
PT AKR Corporindo Tbk	3,817,500	1,271,766
PT Astra International Tbk	247,500	2,016,901
PT Bank Mandiri Tbk	5,380,500	3,998,737

Issuer	Shares	Value

Common Stocks (continued)
INDONESIA (CONTINUED)
PT Bank Rakyat Indonesia Persero Tbk	2,578,000	$1,916,287
PT Bank Tabungan Pensiunan Nasional Tbk(a)	3,323,500	1,244,241
PT Gudang Garam Tbk	291,000	1,988,192
PT Indocement Tunggal Prakarsa Tbk	1,241,700	2,331,498
PT Nippon Indosari Corpindo Tbk	5,484,500	2,005,287
PT Perusahaan Gas Negara Tbk	4,837,000	1,691,899
PT Sumber Alfaria Trijaya Tbk(a)	4,156,500	1,807,256
Total		25,407,065
MALAYSIA 3.5%
AMMB Holdings Bhd	2,779,800	5,216,011
CIMB Group Holdings Bhd	730,800	1,713,634
Genting Bhd	544,600	1,887,955
Hartalega Holdings Bhd	771,100	1,421,284
Petronas Chemicals Group Bhd	960,700	1,876,462
RHB Capital Bhd	654,300	1,542,717
Total		13,658,063
MEXICO 2.0%
Alfa SAB de CV, Class A	148,400	1,617,388
Fomento Economico Mexicano SAB de CV, ADR(b)	38,531	2,685,996
Grupo Mexico SAB de CV, Class B	1,254,590	3,298,595
Total		7,601,979
PANAMA 0.4%
Copa Holdings SA, Class A	26,359	1,546,482
PHILIPPINES 3.4%
Aboitiz Power Corp.	4,485,000	3,061,227
Metropolitan Bank & Trust	2,902,275	4,505,213
Puregold Price Club, Inc.(a)	6,257,500	2,551,228
San Miguel Corp.	765,170	2,039,356
Universal Robina Corp.	1,041,000	1,140,572
Total		13,297,596
POLAND 0.4%
Eurocash SA	188,235	1,551,434
RUSSIAN FEDERATION 5.5%
Gazprom OAO, ADR	217,374	2,317,207
Globaltrans Investment PLC, GDR(d)	133,923	1,841,441
Lukoil OAO, ADR	67,571	3,593,088
Magnit OJSC, GDR(d)	117,166	2,479,233

Issuer	Shares	Value

Common Stocks (continued)
RUSSIAN FEDERATION (CONTINUED)
NovaTek OAO, GDR(d)	36,879	$4,617,251
Novolipetsk Steel OJSC, GDR(d)	27,969	549,311
Pharmstandard OJSC, GDR(a)(d)	72,314	1,019,627
Rosneft Oil Co., GDR	346,404	2,286,267
Sberbank of Russia	1,155,457	2,599,778
Total		21,303,203
SINGAPORE 0.3%
Sakari Resources Ltd.	768,000	1,089,762
SOUTH AFRICA 5.8%
AVI Ltd.	670,079	3,297,042
Barloworld Ltd.	223,420	2,079,336
Clicks Group Ltd.	578,628	3,313,695
Gold Fields Ltd., ADR	152,220	2,321,355
Life Healthcare Group Holdings Ltd.	721,518	1,844,787
Mr. Price Group Ltd.	235,451	2,327,516
MTN Group Ltd.	294,260	5,239,235
Sasol Ltd.	42,408	2,025,170
Total		22,448,136
SOUTH KOREA 15.7%
Capro Corp.(a)	53,500	975,036
Cheil Industries, Inc.	23,513	2,064,848
Duksan Hi-Metal Co., Ltd.(a)	51,977	1,149,105
GS Home Shopping, Inc.	16,704	1,684,511
GS Retail Co., Ltd.(a)	40,020	804,221
Hankook Tire Co., Ltd.	71,310	2,804,362
Hynix Semiconductor, Inc.	156,450	2,987,178
Hyundai Mobis(a)	20,804	5,285,713
Hyundai Motor Co.(a)	30,058	5,567,574
Iljin Display Co., Ltd.(a)	39,600	399,130
JNK Heaters Co., Ltd.	83,111	1,316,662
LG Chem Ltd.	15,713	4,332,956
LG Corp.	29,890	1,596,057
LG Electronics, Inc.	14,014	906,926
LG Household & Health Care Ltd.	4,869	2,060,756
LS Corp.	45,712	3,021,627
Samsung Electronics Co., Ltd.	19,085	17,555,108
SFA Engineering Corp.	43,622	2,315,971
Shinhan Financial Group Co., Ltd.	45,010	1,556,456
SK C&C Co., Ltd.	12,164	1,236,601
SK Innovation Co., Ltd.	12,621	1,558,300
Total		61,179,098

Issuer	Shares	Value

Common Stocks (continued)
TAIWAN 10.4%
Airtac International Group	202,000	$836,305
Catcher Technology Co., Ltd.	477,000	2,209,178
Chinatrust Financial Holding Co., Ltd.	2,728,000	1,699,998
Chunghwa Telecom Co., Ltd., ADR	87,402	2,908,739
Epistar Corp.	611,000	1,294,906
Far EasTone Telecommunications Co., Ltd.	1,343,000	2,522,825
Formosa Chemicals & Fibre Corp.	1,047,000	2,759,029
Foxconn Technology Co., Ltd.	469,250	1,495,569
Fubon Financial Holding Co., Ltd.	2,077,503	2,194,685
Giant Manufacturing Co., Ltd.	482,800	1,864,508
Hiwin Technologies Corp.	74,000	599,867
MediaTek, Inc.	222,000	2,031,967
PChome Online, Inc.	114,000	700,186
President Chain Store Corp.	471,000	2,565,015
Simplo Technology Co., Ltd.	224,000	1,303,613
St. Shine Optical Co., Ltd.	88,000	928,162
Taiwan Semiconductor Manufacturing Co., Ltd.	2,121,190	5,300,005
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	224,702	2,900,903
Tong Hsing Electronic Industries Ltd.	436,000	1,052,936
TSRC Corp.	804,800	1,972,104
United Microelectronics Corp.	2,898,000	1,214,157
Total		40,354,657
THAILAND 4.5%
Bangkok Bank PCL, Foreign Registered Shares(b)	821,600	3,991,604
CP ALL PCL	1,326,700	2,173,636
CP ALL PCL, Foreign Registered Shares	256,900	420,899
Home Product Center PCL, Foreign Registered Shares	5,472,867	1,905,804
Kasikornbank PCL, Foreign Registered Shares(b)	1,377,000	5,313,901
Siam Cement PCL, NVDR	189,300	1,874,374
Total Access Communication PCL, NVDR	862,100	1,897,596
Total		17,577,814

Issuer	Shares	Value

Common Stocks (continued)
TURKEY 1.2%
Tofas Turk Otomobil Fabrikasi AS	673,452	2,105,260
Turkiye Garanti Bankasi AS	886,972	$2,763,371
Total		4,868,631
UNITED STATES 1.0%
Freeport-McMoRan Copper & Gold, Inc.	106,578	3,921,005
Total Common Stocks (Cost: $319,012,218)		$379,990,052

Preferred Stocks 2.3%

BRAZIL 2.3%
Petroleo Brasileiro SA	787,600	$9,074,132
Total Preferred Stocks (Cost: $2,595,022)		$9,074,132

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 2.9%
Repurchase Agreements 2.9%
Citigroup Global Markets, Inc. dated 12/30/11, matures 01/03/12, repurchase price $10,000,042(e)
	0.050%	10,000,000	$10,000,000
Pershing LLC dated 12/30/11, matures 01/03/12, repurchase price $1,000,012,(e)
	0.140%	1,000,000	1,000,000
RBS Securities, Inc. dated 12/30/11, matures 01/03/12, repurchase price $344,738(e)
	0.080%	344,736	344,736
Total			11,344,736
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $11,344,736)			$11,344,736
Total Investments
(Cost: $332,951,976)(f)			$400,408,920(g)
Other Assets & Liabilities, Net			(11,421,595)

Net Assets			$388,987,325

Notes to Portfolio of Investments

Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $385,143,179 or 99.01% of net assets.
(a)	Non-income producing.
(b)	At December 31, 2011, security was partially or fully on loan.
(c)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at December 31, 2011 was $418,042, representing 0.11% of net assets. Information concerning such security holdings at December 31, 2011 was as follows:

Security Description	Acquisition Dates	Cost
China High Precision Automation Group Ltd.	03-01-11-07-22-11	$1,411,084

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the value of these securities amounted to $10,506,863 or 2.70% of net assets.

(e)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.050%)

Security Description	Value
Fannie Mae REMICS	$6,311,911
Freddie Mac REMICS	3,107,248
Government National Mortgage Association	780,841
Total Market Value of Collateral Securities	$10,200,000

Pershing LLC (0.140%)

Security Description	Value
Fannie Mae Pool	$259,341
Fannie Mae REMICS	94,560
Fannie Mae Whole Loan	313
Fannie Mae-Aces	1,148
Federal Farm Credit Bank	8,808
Federal Home Loan Banks	9,933
Federal Home Loan Mortgage Corp	7,909
Federal National Mortgage Association	16,409
Freddie Mac Gold Pool	111,416
Freddie Mac Non Gold Pool	33,416
Freddie Mac Reference REMIC	3
Freddie Mac REMICS	75,430
Ginnie Mae I Pool	129,760
Ginnie Mae II Pool	173,841
Government National Mortgage Association	42,663
United States Treasury Bill	1,606
United States Treasury Note/Bond	52,140
United States Treasury Strip Coupon	1,304
Total Market Value of Collateral Securities	$1,020,000

RBS Securities, Inc. (0.080%)

Security Description	Value
Fannie Mae Pool	$351,631
Total Market Value of Collateral Securities	351,631

(f)

At December 31, 2011, the cost of securities for federal income tax purposes was approximately $332,952,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$82,506,000
Unrealized Depreciation	(15,049,000)
Net Unrealized Appreciation	$67,457,000

(g)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
CP	Commercial Paper
GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 –Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 –Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the

Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(a)
Equity Securities
Common Stocks
Consumer Discretionary	$3,134,325	$44,489,773	$—	$47,624,098
Consumer Staples	10,200,389	31,707,496	—	41,907,885
Energy	5,880,065	33,112,358	—	38,992,423
Financials	28,206,459	55,194,116	—	83,400,575
Health Care	3,014,068	5,213,860	—	8,227,928
Industrials	10,173,922	19,532,651	—	29,706,573
Information Technology	14,886,148	44,784,909	418,042	60,089,099
Materials	22,672,351	19,930,686	—	42,603,037
Telecommunication Services	5,351,275	13,990,436	—	19,341,711
Utilities	—	8,096,723	—	8,096,723
Preferred Stocks
Energy	9,074,132	—	—	9,074,132
Total Equity Securities	112,593,134	276,053,008	418,042	389,064,184
Other
Investments of Cash Collateral Received for Securities on Loan	—	11,344,736	—	11,344,736
Total Other	—	11,344,736	—	11,344,736
Total	$112,593,134	$287,397,744	$418,042	$400,408,920

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances Certain common stock classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, models utilized by the third party statistical pricing service, and the position of the security within the respective company’s capital structure.

Financial Assets were transferred from Level 2 to Level 3 due to unavailable market quotes. As a result, as of period end, management determined to fair value the securities under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial Assets were transferred from Level 3 to Level 2 due to the utilization of market quotes and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

(a)      See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) Financial assets were transferred from Level 1 to Level 2 as it was determined that the application of factors received from third party statistical services resulted in a price which was more representative of fair value for these securities as of period end.

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$—	$9,500,622	$9,500,622	$—

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Common
	Stocks	Total
Balance as of March 31, 2011	$—	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)**	—	—
Sales	—	—
Purchases	—	—
Transfers into Level 3	418,042	418,042
Transfers out of Level 3	—	—
Balance as of December 31, 2011	$418,042	$418,042

**Change in unrealized appreciation (depreciation) relating to securities held at December 31, 2011 was $0.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Energy and Natural Resources Fund

December 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.7%
ENERGY 79.8%
Energy Equipment & Services 20.5%
Baker Hughes, Inc.	272,262	$13,242,824
Cameron International Corp.(a)	195,585	9,620,826
Dresser-Rand Group, Inc.(a)	73,097	3,648,271
Ensco PLC, ADR(b)	110,000	5,161,200
FMC Technologies, Inc.(a)(c)	97,633	5,099,372
Halliburton Co.	492,188	16,985,408
Helmerich & Payne, Inc.(c)	92,590	5,403,552
Key Energy Services, Inc.(a)	146,194	2,261,621
National Oilwell Varco, Inc.	233,911	15,903,609
Oil States International, Inc.(a)	92,082	7,032,302
Patterson-UTI Energy, Inc.	146,194	2,920,956
Rowan Companies, Inc.(a)(c)	185,180	5,616,509
Schlumberger Ltd.(b)	389,799	26,627,170
Superior Energy Services, Inc.(a)(c)	115,000	3,270,600
Weatherford International Ltd.(a)(b)	609,143	8,917,854
Total		131,712,074
Oil, Gas & Consumable Fuels 59.3%
Alpha Natural Resources, Inc.(a)	80,000	1,634,400
Anadarko Petroleum Corp.	355,740	27,153,634
Apache Corp.	155,941	14,125,136
Cabot Oil & Gas Corp.	72,843	5,528,784
Canadian Natural Resources Ltd.(b)	82,843	3,095,843
Chesapeake Energy Corp.	170,560	3,801,782
Chevron Corp.	597,494	63,573,362
ConocoPhillips	214,418	15,624,640
Consol Energy, Inc.	87,717	3,219,214
Continental Resources, Inc.(a)(c)	58,478	3,901,067
El Paso Corp.	458,076	12,171,079
EQT Corp.	48,731	2,669,971
Exxon Mobil Corp.	575,031	48,739,628
Hess Corp.	204,501	11,615,657
HollyFrontier Corp.	78,399	1,834,537
Marathon Oil Corp.	584,777	17,116,423
Marathon Petroleum Corp.	155,941	5,191,276
Newfield Exploration Co.(a)	120,854	4,559,821
Noble Energy, Inc.	204,672	19,318,990
Oasis Petroleum, Inc.(a)(c)	166,347	4,839,034
Occidental Petroleum Corp.	395,000	37,011,500
Peabody Energy Corp.	97,463	3,227,000
Penn West Petroleum Ltd.(b)(c)	330,000	6,534,000
Pioneer Natural Resources Co.(c)	97,463	8,720,989
Rosetta Resources, Inc.(a)(c)	68,224	2,967,744
Royal Dutch Shell PLC, ADR(b)	180,306	13,178,566
SM Energy Co.	108,224	7,911,174
Southwestern Energy Co.(a)	72,463	2,314,468
Stone Energy Corp.(a)	151,068	3,985,174

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Suncor Energy, Inc.(b)	550,000	$15,856,500
Valero Energy Corp.	229,038	4,821,250
Whiting Petroleum Corp.(a)	126,702	5,915,716
Total		382,158,359
TOTAL ENERGY		513,870,433
MATERIALS 19.9%
Chemicals 3.1%
Celanese Corp., Class A	97,463	4,314,687
Dow Chemical Co. (The)	199,799	5,746,219
EI du Pont de Nemours & Co.	65,000	2,975,700
LyondellBasell Industries NV, Class A(b)	121,829	3,958,224
Potash Corp. of Saskatchewan, Inc.(b)	80,051	3,304,506
Total		20,299,336
Containers & Packaging 2.1%
Bemis Co., Inc.	121,829	3,664,616
Owens-Illinois, Inc.(a)	180,306	3,494,330
Packaging Corp. of America	243,657	6,149,903
Total		13,308,849
Metals & Mining 14.7%
Alamos Gold, Inc.(b)	178,157	3,069,110
Barrick Gold Corp.(b)	328,766	14,876,661
Freeport-McMoRan Copper & Gold, Inc.	437,330	16,089,371
Goldcorp, Inc.(b)	336,681	14,898,134
IAMGOLD Corp.(b)	394,920	6,259,482
Newmont Mining Corp.	200,000	12,002,000
Osisko Mining Corp.(a)(b)	194,926	1,879,087
PAN American Silver Corp.(b)	58,665	1,279,484
Silver Wheaton Corp.(b)	155,941	4,516,051
Teck Resources Ltd., Class B(b)	107,598	3,786,374
Vale SA, ADR(b)	146,194	3,135,861
Walter Energy, Inc.	24,366	1,475,605
Yamana Gold, Inc.(b)(c)	798,687	11,732,712
Total		94,999,932
TOTAL MATERIALS		128,608,117
Total Common Stocks (Cost: $602,099,105)		$642,478,550

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 4.9%
Certificates of Deposit 0.2%
Standard Chartered Bank PLC
03/05/12	0.630%	$1,000,000	$1,000,000
Repurchase Agreements 4.7%
Citibank NA
dated 12/30/11, matures 01/03/12,
repurchase price $10,000,089(d)
	0.080%	10,000,000	10,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Citigroup Global Markets, Inc.
dated 12/30/11, matures 01/03/12,
repurchase price $5,000,028(d)
	0.050%	$5,000,000	$5,000,000
RBS Securities, Inc.
dated 12/30/11, matures 01/03/12,
repurchase price $15,400,233(d)
	0.080%	15,400,096	15,400,096
Total			30,400,096
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $31,400,096)			$31,400,096
Total Investments
(Cost: $633,499,201)(e)			$673,878,646(f)
Other Assets & Liabilities, Net			(29,685,564)
Net Assets			$644,193,082

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $152,066,819 or 23.61% of net assets.
(c)	At December 31, 2011, security was partially or fully on loan.

(d)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citibank NA (0.080%)

Security Description	Value

Fannie Mae REMICS	$2,903,223
Freddie Mac REMICS	7,057,071
Government National Mortgage Association	239,706
Total Market Value of Collateral Securities	$10,200,000

Citigroup Global Markets, Inc. (0.050%)

Security Description	Value

Fannie Mae REMICS	$3,155,955
Freddie Mac REMICS	1,553,624
Government National Mortgage Association	390,421
Total Market Value of Collateral Securities	$5,100,000

RBS Securities, Inc. (0.080%)

Security Description	Value

Fannie Mae Pool	$15,708,116
Total Market Value of Collateral Securities	$15,708,116

(e)

At December 31, 2011, the cost of securities for federal income tax purposes was approximately $633,499,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$72,791,000
Unrealized Depreciation	(32,411,000)
Net Unrealized Appreciation	$40,380,000

(f)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Energy	$513,870,433	$—	$—	$513,870,433
Materials	128,608,117	—	—	128,608,117
Total Equity Securities	642,478,550	—	—	642,478,550

Other
Investments of Cash Collateral Received for Securities on Loan	—	31,400,096	—	31,400,096
Total Other	—	31,400,096	—	31,400,096
Total	$642,478,550	$31,400,096	$—	$673,878,646

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Intermediate Bond Fund

December 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) 40.1%
Aerospace & Defense 0.6%
ADS Tactical, Inc. Senior Secured(b)(c)
04/01/18	11.000%	$1,460,000	$1,460,000
Huntington Ingalls Industries, Inc.(b)
03/15/18	6.875%	585,000	573,300
03/15/21	7.125%	476,000	466,480
Kratos Defense & Security Solutions, Inc.
Senior Secured
06/01/17	10.000%	1,681,000	1,723,025
L-3 Communications Corp.
02/15/21	4.950%	10,225,000	10,133,568
Oshkosh Corp.
03/01/20	8.500%	675,000	695,250
Raytheon Co.
Senior Unsecured
08/15/27	7.200%	2,055,000	2,723,625
TransDigm, Inc.
12/15/18	7.750%	558,000	599,850
Total			18,375,098
Airlines 0.1%
Continental Airlines 1997-1 Class A Pass-Through Trust
04/01/15	7.461%	3,319,249	3,302,653
Automotive 0.7%
Allison Transmission, Inc.(b)
05/15/19	7.125%	476,000	466,480
Chrysler Group LLC/Co-Issuer, Inc.(b)
Senior Secured
06/15/21	8.250%	401,000	363,908
Chrysler Group LLC/Co-Issuer, Inc.(b)(c)
Senior Secured
06/15/19	8.000%	693,000	632,363
Dana Holding Corp.
Senior Unsecured
02/15/19	6.500%	125,000	126,250
02/15/21	6.750%	647,000	661,557
Delphi Corp.(b)(c)
05/15/19	5.875%	628,000	637,420
05/15/21	6.125%	112,000	114,800
FUEL Trust
Secured(b)
06/15/16	3.984%	16,525,000	16,522,769
Lear Corp.
03/15/18	7.875%	759,000	819,720
03/15/20	8.125%	195,000	212,550
Visteon Corp.(b)
04/15/19	6.750%	1,210,000	1,179,750
Total			21,737,567

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Banking 9.5%
Banco de Bogota SA
Senior Unsecured(b)(c)(d)
01/15/17	5.000%	$230,000	$231,824
Bank of America Corp.
Senior Unsecured
04/15/12	6.250%	5,970,000	6,023,909
01/15/13	4.875%	2,705,000	2,717,101
Bank of New York Mellon Corp. (The)
Senior Unsecured
05/15/19	5.450%	3,190,000	3,636,559
02/01/21	4.150%	15,360,000	16,261,355
Barclays Bank PLC(b)(d)(e)
09/29/49	7.434%	250,000	222,500
Capital One/IV(e)
02/17/37	6.745%	20,105,000	19,853,687
Capital One/V
08/15/39	10.250%	14,825,000	15,380,937
Chinatrust Commercial Bank
Subordinated Notes(b)(d)(e)
03/29/49	5.625%	3,570,000	3,177,300
Discover Bank
Subordinated Notes
11/18/19	8.700%	8,690,000	9,908,208
Export Credit Bank of Turkey(b)(d)
11/04/16	5.375%	500,000	495,605
Fifth Third Bank
Senior Unsecured(e)
05/17/13	0.576%	2,685,000	2,634,785
HBOS PLC
Subordinated Notes(b)(d)
05/21/18	6.750%	11,385,000	9,128,402
HSBC Holdings PLC
Senior Unsecured(d)
01/14/22	4.875%	1,405,000	1,484,935
HSBC U.S.A., Inc.
Subordinated Notes(c)
09/27/20	5.000%	9,910,000	9,365,019
JP Morgan Chase Capital XXII
02/02/37	6.450%	3,365,000	3,365,000
JPMorgan Chase & Co.(e)
04/29/49	7.900%	20,719,000	22,059,312
JPMorgan Chase Capital XVII
08/01/35	5.850%	3,190,000	3,213,533
JPMorgan Chase Capital XX
09/29/36	6.550%	13,602,000	13,602,000
JPMorgan Chase Capital XXIII(e)
05/15/47	1.457%	2,385,000	1,631,254
JPMorgan Chase Capital XXV
10/01/37	6.800%	8,550,000	8,582,062

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Banking (continued)
Lloyds Banking Group PLC(b)(d)
11/29/49	6.267%	$9,456,000	$5,106,240
Merrill Lynch & Co., Inc.
Senior Unsecured
02/05/13	5.450%	1,840,000	1,853,375
04/25/13	6.150%	1,425,000	1,438,351
Subordinated Notes
05/02/17	5.700%	4,805,000	4,412,850
Merrill Lynch & Co., Inc.(c)
Senior Unsecured
08/15/12	6.050%	7,470,000	7,577,874
National City Preferred Capital Trust I(c)(e)
12/31/49	12.000%	22,727,000	23,866,532
State Street Corp.
03/15/18	4.956%	19,865,000	20,648,098
Senior Unsecured
03/07/16	2.875%	2,415,000	2,485,687
U.S. Bancorp
02/01/16	3.442%	19,505,000	20,145,018
USB Capital XIII Trust
12/15/39	6.625%	18,475,000	18,769,861
Washington Mutual Bank
Subordinated Notes(f)
01/15/15	5.125%	27,379,000	2,738
Washington Mutual Preferred Funding(b)(f)
03/29/49	6.534%	2,725,000	13,625
Wells Fargo & Co.
Senior Unsecured(c)
06/15/16	3.676%	20,195,000	21,103,735
Wells Fargo Capital X
12/15/36	5.950%	15,305,000	15,324,131
Total			295,723,402
Brokerage 0.2%
E*Trade Financial Corp.
Senior Unsecured
12/01/15	7.875%	369,000	370,845
Senior Unsecured PIK
11/30/17	12.500%	948,000	1,071,240
Eaton Vance Corp.
Senior Unsecured
10/02/17	6.500%	3,445,000	3,866,327
Nuveen Investments, Inc.
11/15/15	10.500%	120,000	119,100
Total			5,427,512
Building Materials 0.1%
Building Materials Corp. of America
Senior Notes(b)
05/01/21	6.750%	1,070,000	1,123,500
Gibraltar Industries, Inc.
12/01/15	8.000%	527,000	527,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Building Materials (continued)
Interface, Inc.
12/01/18	7.625%	$430,000	$454,725
Norcraft Companies LP/Finance Corp.
Secured
12/15/15	10.500%	465,000	433,612
Nortek, Inc.(b)
12/01/18	10.000%	63,000	59,693
04/15/21	8.500%	361,000	305,045
Total			2,903,575
Chemicals 0.7%
CF Industries, Inc.
05/01/18	6.875%	469,000	537,005
05/01/20	7.125%	63,000	74,340
Celanese U.S. Holdings LLC
06/15/21	5.875%	34,000	35,105
Dow Chemical Co. (The)
Senior Unsecured
02/15/15	5.900%	4,365,000	4,857,027
11/15/20	4.250%	5,245,000	5,451,858
05/15/39	9.400%	125,000	187,888
Hexion U.S. Finance Corp./Nova Scotia ULC
Senior Secured
02/01/18	8.875%	1,060,000	993,750
Ineos Finance PLC
Senior Secured(b)(d)
05/15/15	9.000%	898,000	911,470
JM Huber Corp.
Senior Unsecured(b)
11/01/19	9.875%	410,000	419,225
Koppers, Inc.
12/01/19	7.875%	161,000	170,660
Lubrizol Corp.
Senior Unsecured
02/01/19	8.875%	2,880,000	3,957,238
LyondellBasell Industries NV(b)(d)
11/15/21	6.000%	2,212,000	2,294,950
MacDermid, Inc.(b)
04/15/17	9.500%	594,000	592,515
Momentive Performance Materials, Inc.
06/15/14	12.500%	432,000	457,920
Nalco Co.(b)
01/15/19	6.625%	470,000	544,025
Nova Chemicals Corp.(d)
Senior Unsecured
11/01/16	8.375%	350,000	381,500
11/01/19	8.625%	397,000	437,692
Polypore International, Inc.
11/15/17	7.500%	550,000	569,250
Total			22,873,418

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Construction Machinery 0.2%
CNH Capital LLC(b)
11/01/16	6.250%	$1,319,000	$1,358,570
Case New Holland, Inc.
12/01/17	7.875%	914,000	1,032,820
Columbus McKinnon Corp.
02/01/19	7.875%	450,000	467,437
Manitowoc Co., Inc. (The)(c)
11/01/20	8.500%	645,000	679,669
Neff Rental LLC/Finance Corp.
Secured(b)
05/15/16	9.625%	716,000	633,660
RSC Equipment Rental, Inc./Holdings III LLC
02/01/21	8.250%	275,000	278,438
United Rentals North America, Inc.
06/15/16	10.875%	109,000	120,990
12/15/19	9.250%	816,000	856,800
United Rentals North America, Inc.(c)
09/15/20	8.375%	450,000	438,750
Xerium Technologies, Inc.(b)
06/15/18	8.875%	290,000	262,450
Total			6,129,584
Consumer Cyclical Services –%
Goodman Networks, Inc.
Senior Secured(b)
07/01/18	12.125%	440,000	420,200
Consumer Products 0.1%
Central Garden and Pet Co.
03/01/18	8.250%	225,000	221,063
Jarden Corp.
01/15/20	7.500%	685,000	726,100
Libbey Glass, Inc.
Senior Secured
02/15/15	10.000%	276,000	295,320
Spectrum Brands Holdings, Inc.
Senior Secured
06/15/18	9.500%	927,000	1,013,906
Spectrum Brands Holdings, Inc.(b)
Senior Secured
06/15/18	9.500%	191,000	208,906
Visant Corp.
10/01/17	10.000%	302,000	276,330
Total			2,741,625
Diversified Manufacturing 0.1%
CPM Holdings, Inc.
Senior Secured
09/01/14	10.625%	569,000	605,985

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Diversified Manufacturing (continued)
Tomkins LLC/Inc.
Secured
10/01/18	9.000%	$967,000		$1,072,161
Tyco International Ltd./Finance SA(d)
01/15/21	6.875%		2,070,000	2,568,272
WireCo WorldGroup, Inc.(b)
05/15/17	10.000%		744,000	748,650
Total				4,995,068
Electric 3.7%
AES Corp. (The)
Senior Unsecured
06/01/20	8.000%		406,000	446,600
AES Corp. (The)(b)(c)
Senior Unsecured
07/01/21	7.375%		1,251,000	1,347,952
Alabama Power Co.
Senior Unsecured
03/15/41	5.500%		18,908,000	23,904,344
Atlantic Power Corp.(b)(d)
11/15/18	9.000%		336,000	336,116
CMS Energy Corp.
Senior Unsecured
09/30/15	4.250%		4,280,000	4,322,800
Calpine Corp.
Senior Secured(b)
02/15/21	7.500%		1,866,000	2,005,950
CenterPoint Energy, Inc.
Senior Unsecured
02/01/17	5.950%		295,000	333,630
Centrais Eletricas Brasileiras SA
Senior Unsecured(b)(d)
10/27/21	5.750%		690,000	716,910
Commonwealth Edison Co.
1st Mortgage
08/15/16	5.950%		6,075,000	7,087,162
03/15/36	5.900%		3,570,000	4,378,062
Senior Unsecured
07/15/18	6.950%		5,220,000	6,255,418
Companhia De Eletricidade Do Estad(d)
04/27/16	11.750%	BRL	820,000	459,402
Consolidated Edison Co. of New York, Inc.
Senior Unsecured
04/01/38	6.750%		4,085,000	5,720,042
DPL, Inc.(b)
Senior Unsecured
10/15/16	6.500%		193,000	205,545
10/15/21	7.250%		312,000	336,960
Edison Mission Energy
Senior Unsecured
05/15/17	7.000%		582,000	378,300

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Electric (continued)
Energy Future Holdings Corp.
Senior Secured
01/15/20	10.000%	$750,000	$787,500
Energy Future Intermediate Holding Co. LLC/Finance, Inc.
Senior Secured
12/01/20	10.000%	40,000	42,200
Exelon Generation Co. LLC
Senior Unsecured
10/01/17	6.200%	2,790,000	3,203,908
FPL Energy American Wind LLC
Senior Secured(b)
06/20/23	6.639%	2,164,078	2,235,341
FPL Energy National Wind LLC
Senior Secured(b)
03/10/24	5.608%	860,911	888,253
GenOn Energy, Inc.
Senior Unsecured(c)
10/15/18	9.500%	305,000	308,813
Georgia Power Co.
Senior Unsecured
09/01/40	4.750%	7,045,000	7,794,722
Ipalco Enterprises, Inc.
Senior Secured(b)
04/01/16	7.250%	850,000	909,500
Nevada Power Co.
09/15/40	5.375%	1,450,000	1,713,622
05/15/41	5.450%	13,400,000	16,032,324
Niagara Mohawk Power Corp.
Senior Unsecured(b)
08/15/19	4.881%	3,625,000	4,053,761
Oncor Electric Delivery Co. LLC
Senior Secured
09/30/40	5.250%	6,670,000	7,572,578
Pacific Gas & Electric Co.
Senior Unsecured
01/15/40	5.400%	4,070,000	4,733,459
Southern California Edison Co.
1st Mortgage
09/01/40	4.500%	4,060,000	4,430,540
Tenaska Alabama II Partners LP
Senior Secured(b)
03/30/23	6.125%	2,659,678	2,832,424
Windsor Financing LLC
Senior Unsecured(b)
07/15/17	5.881%	183,050	184,294
Total			115,958,432
Entertainment 0.1%
AMC Entertainment, Inc.
06/01/19	8.750%	630,000	652,050
12/01/20	9.750%	185,000	175,750

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Entertainment (continued)
Cinemark U.S.A., Inc(c)
06/15/21	7.375%	$140,000	$143,150
Six Flags, Inc.(b)(g)(h)(i)
06/01/14	0.000%	458,000	—
Speedway Motorsports, Inc.
02/01/19	6.750%	76,000	76,760
Vail Resorts, Inc.
05/01/19	6.500%	543,000	553,860
Total			1,601,570
Environmental –%
Clean Harbors, Inc.
Senior Secured
08/15/16	7.625%	135,000	143,437
Food and Beverage 1.4%
ARAMARK Holdings Corp.
Senior Unsecured PIK(b)
05/01/16	8.625%	135,000	139,050
Anheuser-Busch InBev Worldwide, Inc.(d)
01/15/19	7.750%	2,055,000	2,661,552
Coca-Cola Co. (The)
Senior Unsecured
09/01/21	3.300%	10,079,000	10,613,489
ConAgra Foods, Inc.
Senior Unsecured
10/01/28	7.000%	7,110,000	8,169,774
Darling International, Inc.
12/15/18	8.500%	110,000	122,100
General Mills, Inc.
Senior Unsecured
12/15/21	3.150%	10,885,000	11,027,822
Hershey Co. (The)
Senior Unsecured
12/01/20	4.125%	4,355,000	4,871,551
Kraft Foods, Inc.
Senior Unsecured
02/09/40	6.500%	4,400,000	5,652,954
Pinnacle Foods Finance LLC/Corp.
04/01/15	9.250%	146,000	149,832
Total			43,408,124
Gaming 0.2%
Caesars Entertainment Operating Co., Inc.
Secured
04/15/18	12.750%	450,000	357,750
Senior Secured
06/01/17	11.250%	843,000	894,634
MGM Resorts International
Senior Secured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Gaming (continued)
03/15/20	9.000%	$694,000	$768,605
MGM Resorts International(c)
Senior Unsecured
03/01/18	11.375%	742,000	816,200
Penn National Gaming, Inc. Senior Subordinated Notes
08/15/19	8.750%	257,000	279,487
Pinnacle Entertainment, Inc.
06/15/15	7.500%	60,000	59,400
ROC Finance LLC/Corp. Secured(b)
09/01/18	12.125%	501,000	527,302
Seminole Indian Tribe of Florida(b)
10/01/20	7.804%	755,000	741,267
Senior Secured
10/01/20	6.535%	110,000	107,146
Seneca Gaming Corp.(b)
12/01/18	8.250%	463,000	452,582
Tunica-Biloxi Gaming Authority Senior Unsecured(b)
11/15/15	9.000%	402,000	402,000
Total			5,406,373
Gas Distributors 0.3%
Atmos Energy Corp. Senior Unsecured
06/15/17	6.350%	3,915,000	4,639,075
Sempra Energy Senior Unsecured
06/01/16	6.500%	3,130,000	3,651,145
Total			8,290,220
Gas Pipelines 3.0%
Copano Energy LLC/Finance Corp.
04/01/21	7.125%	175,000	176,750
El Paso Corp.
Senior Unsecured
06/01/18	7.250%	226,000	247,470
09/15/20	6.500%	1,540,000	1,682,450
01/15/32	7.750%	413,000	477,015
El Paso Pipeline Partners Operating Co. LLC
10/01/21	5.000%	11,750,000	12,093,264
Enterprise Products Operating LLC
02/01/41	5.950%	9,950,000	11,152,497
02/15/42	5.700%	2,590,000	2,821,771
Kinder Morgan Energy Partners LP
Senior Unsecured
01/15/38	6.950%	3,510,000	3,964,506
09/01/39	6.500%	4,750,000	5,279,601
Kinder Morgan Energy Partners LP(c)
Senior Unsecured
02/15/15	5.625%	2,990,000	3,283,427

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Gas Pipelines (continued)
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	$595,000	$621,775
NGPL PipeCo LLC Senior Unsecured(b)
12/15/12	6.514%	6,955,000	7,025,552
Nisource Finance Corp.
12/15/40	6.250%	4,260,000	4,645,262
Plains All American Pipeline LP/Finance Corp.
01/15/20	5.750%	3,465,000	3,867,103
01/15/37	6.650%	2,050,000	2,442,692
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	180,000	198,000
12/01/18	6.875%	303,000	321,180
07/15/21	6.500%	689,000	716,560
Southern Natural Gas Co./Issuing Corp. Senior Unsecured
06/15/21	4.400%	8,030,000	8,260,951
Southern Natural Gas Co. Senior Unsecured
03/01/32	8.000%	4,090,000	5,058,688
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	105,000	106,837
TransCanada PipeLines Ltd.(d)(e)
05/15/67	6.350%	13,090,000	13,134,048
Williams Companies, Inc. (The) Senior Unsecured
09/01/21	7.875%	145,000	178,455
Williams Partners LP Senior Unsecured(c)
04/15/40	6.300%	5,000,000	6,096,475
Total			93,852,329
Health Care 0.5%
AMERIGROUP Corp. Senior Unsecured
11/15/19	7.500%	50,000	51,500
AMGH Merger Sub, Inc. Senior Secured(b)
11/01/18	9.250%	159,000	163,770
American Renal Associates Holdings, Inc. Senior Unsecured
03/01/16	9.750%	84,130	85,602
American Renal Holdings Co., Inc. Senior Secured
05/15/18	8.375%	619,000	649,950
Biomet, Inc.
10/15/17	10.000%	510,000	550,800
CHS/Community Health Systems, Inc.(b)(c)
11/15/19	8.000%	652,000	658,520
CHS/Community Health Systems, Inc.(c)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Health Care (continued)
07/15/15	8.875%	$465,000	$480,113
ConvaTec Healthcare E SA Senior Unsecured(b)(d)
12/15/18	10.500%	834,000	744,345
Emdeon, Inc.(b)
12/31/19	11.000%	440,000	460,350
Fresenius Medical Care U.S. Finance, Inc.(b)
09/15/18	6.500%	427,000	447,283
02/15/21	5.750%	460,000	459,425
HCA, Inc.
02/15/22	7.500%	1,334,000	1,364,015
Senior Secured
02/15/20	6.500%	598,000	620,425
02/15/20	7.875%	1,286,000	1,388,880
09/15/20	7.250%	804,000	848,220
Hanger Orthopedic Group, Inc.
11/15/18	7.125%	578,000	587,392
Health Management Associates, Inc. Senior Unsecured(b)
01/15/20	7.375%	1,044,000	1,085,760
Healthsouth Corp.
02/15/20	8.125%	625,000	629,687
Healthsouth Corp.(c)
09/15/22	7.750%	45,000	44,269
InVentiv Health, Inc.(b)
08/15/18	10.000%	573,000	515,700
Kinetic Concepts/KCI U.S.A., Inc.(b)
11/01/18	10.500%	315,000	308,700
LifePoint Hospitals, Inc.
10/01/20	6.625%	237,000	245,591
Multiplan, Inc.(b)
09/01/18	9.875%	739,000	770,407
Omnicare, Inc.
06/01/20	7.750%	285,000	306,019
Radnet Management, Inc.
04/01/18	10.375%	165,000	145,200
Rural/Metro Corp. Senior Unsecured(b)
07/15/19	10.125%	247,000	233,415
STHI Holding Corp. Secured(b)
03/15/18	8.000%	517,000	531,218
Tenet Healthcare Corp. Senior Secured
07/01/19	8.875%	228,000	255,930
Vanguard Health Holding Co. II LLC/Inc.
02/01/19	7.750%	130,000	124,800
Vanguard Health Holding Co. II LLC/Inc.(c)
02/01/18	8.000%	1,270,000	1,260,475
Total			16,017,761

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Healthcare Insurance 0.1%
UnitedHealth Group, Inc. Senior Unsecured
02/15/18	6.000%	$2,285,000	$2,716,776

Home Construction —%
Shea Homes LP/Funding Corp. Senior Secured(b)
05/15/19	8.625%	454,000	424,490

Independent Energy 1.9%
Anadarko Petroleum Corp.
Senior Unsecured
09/15/17	6.375%	7,530,000	8,717,105
Anadarko Petroleum Corp.(c)
03/15/40	6.200%	6,400,000	7,122,496
Antero Resources Finance Corp.
12/01/17	9.375%	26,000	28,080
Antero Resources Finance Corp.(b)
08/01/19	7.250%	33,000	33,825
Berry Petroleum Co.
Senior Subordinated Notes
11/01/16	8.250%	80,000	83,200
Senior Unsecured
06/01/14	10.250%	85,000	96,156
11/01/20	6.750%	180,000	182,025
Bill Barrett Corp.
10/01/19	7.625%	188,000	196,460
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	1,153,000	1,164,530
Carrizo Oil & Gas, Inc.(b)
10/15/18	8.625%	111,000	112,110
Chaparral Energy, Inc.
10/01/20	9.875%	197,000	212,760
09/01/21	8.250%	603,000	610,538
Chesapeake Energy Corp.
08/15/20	6.625%	1,925,000	2,054,937
11/15/20	6.875%	395,000	422,650
02/15/21	6.125%	340,000	349,350
Concho Resources, Inc.
10/01/17	8.625%	205,000	223,963
01/15/21	7.000%	1,573,000	1,689,009
01/15/22	6.500%	224,000	234,080
Continental Resources, Inc.
10/01/19	8.250%	28,000	30,800
10/01/20	7.375%	2,000	2,180
04/01/21	7.125%	476,000	515,865
Devon Energy Corp. Senior Unsecured
01/15/19	6.300%	2,325,000	2,843,854
Encana Corp. Senior Unsecured(d)
11/15/21	3.900%	2,590,000	2,601,927

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Independent Energy (continued)
Goodrich Petroleum Corp.(b)
03/15/19	8.875%	$574,000	$574,000
Hilcorp Energy I LP/Finance Co.(b)
Senior Notes
02/15/20	8.000%	120,000	128,400
Hilcorp Energy I LP/Finance Co.(b)(c)
Senior Notes
04/15/21	7.625%	739,000	774,102
Kodiak Oil & Gas Corp.(b)(d)
12/01/19	8.125%	1,136,000	1,177,180
Laredo Petroleum, Inc.(b)
02/15/19	9.500%	919,000	974,140
Linn Energy LLC/Finance Corp.(b)
05/15/19	6.500%	292,000	289,810
MEG Energy Corp.(b)(d)
03/15/21	6.500%	713,000	729,042
Nexen, Inc. Senior Unsecured(d)
07/30/39	7.500%	6,955,000	8,337,584
Oasis Petroleum, Inc.
02/01/19	7.250%	522,000	540,270
11/01/21	6.500%	641,000	636,192
Petrohawk Energy Corp.
08/15/18	7.250%	657,000	739,125
06/01/19	6.250%	294,000	323,400
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	277,000	298,468
Range Resources Corp.
05/01/18	7.250%	7,000	7,455
08/01/20	6.750%	555,000	613,969
06/01/21	5.750%	224,000	242,480
Ras Laffan Liquefied Natural Gas Co., Ltd. II Senior Secured(b)(d)
09/30/20	5.298%	2,996,080	3,213,296
SM Energy Co. Senior Unsecured(b)
11/15/21	6.500%	221,000	227,630
Southwestern Energy Co.
02/01/18	7.500%	6,700,000	7,721,750
WPX Energy, Inc. Senior Unsecured(b)
01/15/22	6.000%	382,000	391,073
Whiting Petroleum Corp.
10/01/18	6.500%	26,000	27,170
Woodside Finance Ltd.(b)(d)
05/10/21	4.600%	2,540,000	2,593,513
Total			60,087,949

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Integrated Energy 0.7%
Hess Corp. Senior Unsecured
08/15/31	7.300%	$3,215,000	$4,125,610
Lukoil International Finance BV(b)(d)
11/09/20	6.125%	345,000	338,928
Marathon Petroleum Corp. Senior Unsecured
03/01/41	6.500%	9,265,000	10,499,339
Shell International Finance BV(d)
03/25/40	5.500%	6,315,000	7,890,946
Total			22,854,823
Life Insurance 1.4%
MetLife Capital Trust X(b)
04/08/38	9.250%	5,590,000	6,386,575
MetLife, Inc.
08/01/39	10.750%	14,360,000	18,955,200
Provident Companies, Inc. Senior Unsecured
07/15/18	7.000%	320,000	347,984
Prudential Financial, Inc.(e)
06/15/38	8.875%	16,905,000	19,356,225
Total			45,045,984
Media Cable 1.0%
CCO Holdings LLC/Capital Corp.
01/15/19	7.000%	595,000	620,288
04/30/20	8.125%	133,000	145,635
CSC Holdings LLC
Senior Unsecured
02/15/19	8.625%	234,000	269,685
CSC Holdings LLC(b)
Senior Unsecured
11/15/21	6.750%	317,000	333,643
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured(b)
11/15/17	8.625%	1,145,000	1,213,700
DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	9,780,000	9,907,081
03/01/16	3.500%	12,135,000	12,510,263
DISH DBS Corp.
09/01/19	7.875%	925,000	1,045,250
06/01/21	6.750%	865,000	932,037
Insight Communications Co., Inc. Senior Unsecured(b)
07/15/18	9.375%	400,000	457,000
Kabel BW GmbH Senior Secured(b)(d)
03/15/19	7.500%	220,000	231,000
Quebecor Media, Inc.(d)
Senior Unsecured
03/15/16	7.750%	933,000	958,657

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)

Media Cable (continued)
03/15/16	7.750%	$444,000	$456,210
Time Warner Cable, Inc.
05/01/17	5.850%	2,335,000	2,659,163
UPCB Finance V Ltd. Senior Secured(b)(d)
11/15/21	7.250%	332,000	336,047
Virgin Media Finance PLC(d)
08/15/16	9.500%	445,000	499,513
Total			32,575,172
Media Non-Cable 1.1%
AMC Networks, Inc.(b)
07/15/21	7.750%	654,000	711,225
Clear Channel Communications, Inc. Senior Secured
03/01/21	9.000%	250,000	210,625
Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250%	516,000	557,280
Cumulus Media, Inc.(b)(c)
05/01/19	7.750%	79,000	69,915
EH Holding Corp.(b)
06/15/21	7.625%	1,046,000	1,098,300
EH Holding Corp.(b)(c)
Senior Secured
06/15/19	6.500%	217,000	226,223
Intelsat Jackson Holdings SA(b)(c)(d)
04/01/19	7.250%	255,000	258,825
Intelsat Jackson Holdings SA(d)
06/15/16	11.250%	1,165,000	1,223,978
10/15/20	7.250%	1,395,000	1,415,925
Intelsat Luxembourg SA PIK(d)
02/04/17	11.500%	125,000	120,625
NBCUniversal Media LLC Senior Unsecured
04/01/16	2.875%	4,215,000	4,297,247
National CineMedia LLC Senior Unsecured
07/15/21	7.875%	478,000	473,818
News America, Inc.
12/15/35	6.400%	4,195,000	4,596,847
02/15/41	6.150%	11,280,000	13,001,226
Nielsen Finance LLC/Co.
10/15/18	7.750%	1,701,000	1,837,080
Salem Communications Corp. Secured
12/15/16	9.625%	413,000	435,715
Sinclair Television Group, Inc. Secured(b)
11/01/17	9.250%	636,000	693,240
Univision Communications, Inc.(b)
Senior Secured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)

Media Non-Cable (continued)
11/01/20	7.875%	$917,000	$930,755
Univision Communications, Inc.(b)(c)
05/15/21	8.500%	438,000	398,580
XM Satellite Radio, Inc.(b)
11/01/18	7.625%	1,133,000	1,200,980
Total			33,758,409
Metals 0.9%
Alpha Natural Resources, Inc.
06/01/19	6.000%	701,000	679,970
ArcelorMittal(c)(d)
Senior Unsecured
03/01/41	6.750%	8,189,000	7,363,794
ArcelorMittal(d)
Senior Unsecured
10/15/39	7.000%	5,452,000	5,066,620
Arch Coal, Inc.(b)
06/15/21	7.250%	706,000	725,415
Arch Coal, Inc.(b)(c)
06/15/19	7.000%	609,000	624,225
Calcipar SA Senior Secured(b)(d)
05/01/18	6.875%	666,000	599,400
Consol Energy, Inc.
04/01/17	8.000%	110,000	120,450
04/01/20	8.250%	1,045,000	1,154,725
FMG Resources August 2006 Proprietary Ltd.(b)(d)
11/01/15	7.000%	985,000	994,850
02/01/16	6.375%	245,000	237,650
02/01/18	6.875%	40,000	38,300
Senior Notes
11/01/19	8.250%	1,251,000	1,263,510
JMC Steel Group Senior Notes(b)
03/15/18	8.250%	676,000	659,100
Novelis, Inc.(d)
12/15/17	8.375%	227,000	241,188
12/15/20	8.750%	217,000	232,733
Nucor Corp. Senior Unsecured
06/01/18	5.850%	4,955,000	5,911,756
Peabody Energy Corp.(b)
11/15/18	6.000%	559,000	570,180
11/15/21	6.250%	795,000	822,825
Rain CII Carbon LLC/Corp. Senior Secured(b)
12/01/18	8.000%	875,000	894,687
Total			28,201,378
Non-Captive Consumer 0.3%
Discover Financial Services Senior Unsecured
07/15/19	10.250%	1,810,000	2,206,314

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)

Non-Captive Consumer (continued)
HSBC Finance Capital Trust IX(e)
11/30/35	5.911%	$7,468,000	$6,198,440
SLM Corp.
Senior Notes
01/25/16	6.250%	459,000	446,368
Senior Unsecured
03/25/20	8.000%	796,000	803,960
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	992,000	716,720
Total			10,371,802
Non-Captive Diversified 0.8%
Ally Financial, Inc.
03/15/20	8.000%	3,959,000	4,057,975
CIT Group, Inc.
Secured
05/01/17	7.000%	540,000	540,000
CIT Group, Inc.(b)
Secured
05/02/17	7.000%	3,323,000	3,318,846
CIT Group, Inc.(b)(c)
Secured
04/01/18	6.625%	415,000	426,412
Ford Motor Credit Co. LLC Senior Unsecured
02/01/21	5.750%	2,312,000	2,409,407
General Electric Capital Corp. Senior Unsecured
01/07/21	4.625%	11,440,000	11,868,451
International Lease Finance Corp.
Senior Unsecured
03/15/17	8.750%	445,000	458,350
09/01/17	8.875%	175,000	180,688
05/15/19	6.250%	1,429,000	1,320,096
International Lease Finance Corp.(c)
Senior Unsecured
12/15/20	8.250%	1,315,000	1,328,150
Total			25,908,375
Oil Field Services 0.3%
Green Field Energy Services, Inc. Senior Secured(b)
11/15/16	13.000%	634,000	614,980
Novatek Finance Ltd. Senior Unsecured(b)(d)
02/03/21	6.604%	260,000	264,048
Offshore Group Investments Ltd. Senior Secured(d)
08/01/15	11.500%	1,029,000	1,112,606
Oil States International, Inc.
06/01/19	6.500%	348,000	355,830

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)

Oil Field Services (continued)
Weatherford International Ltd.(d)
03/15/38	7.000%	$5,465,000	$6,217,979
Total			8,565,443
Other Industry 0.4%
Interline Brands, Inc.
11/15/18	7.000%	293,000	303,255
President and Fellows of Harvard College
Senior Notes
10/15/40	4.875%	5,690,000	6,828,137
President and Fellows of Harvard College(b)
01/15/39	6.500%	2,985,000	4,274,401
Total			11,405,793
Packaging 0.2%
Ardagh Packaging Finance PLC(b)(c)(d)
10/15/20	9.125%	260,000	257,400
Ardagh Packaging Finance PLC(b)(d)
Senior Secured
10/15/17	7.375%	340,000	343,400
Crown Americas LLC/Capital Corp. III
02/01/21	6.250%	496,000	518,320
Reynolds Group Issuer, Inc./LLC(b)
04/15/19	9.000%	1,000	950
02/15/21	8.250%	374,000	330,990
Senior Secured
10/15/16	8.750%	383,000	403,108
04/15/19	7.125%	408,000	415,140
08/15/19	7.875%	276,000	288,420
02/15/21	6.875%	1,373,000	1,362,702
Senior Unsecured
08/15/19	9.875%	1,475,000	1,430,750
Total			5,351,180
Paper 0.1%
Cascades, Inc.(d)
12/15/17	7.750%	573,000	567,270
Georgia-Pacific LLC(b)
05/01/16	8.250%	422,000	468,825
Graphic Packaging International, Inc.
06/15/17	9.500%	838,000	917,610
10/01/18	7.875%	132,000	140,580
Verso Paper Holdings LLC/Inc. Secured(c)
02/01/19	8.750%	349,000	212,890
Total			2,307,175
Pharmaceuticals 0.5%
Endo Pharmaceuticals Holdings, Inc.
01/15/22	7.250%	508,000	540,385
Grifols, Inc.
02/01/18	8.250%	739,000	775,950

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)

Pharmaceuticals (continued)
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured(b)(c)
12/01/19	9.500%	$155,000	$162,750
Johnson & Johnson Senior Unsecured
05/15/41	4.850%	7,730,000	9,275,938
Mylan, Inc.(b)
11/15/18	6.000%	525,000	540,093
Roche Holdings, Inc.(b)
03/01/19	6.000%	3,605,000	4,381,564
Warner Chilcott Co. LLC/Finance
09/15/18	7.750%	207,000	211,399
Total			15,888,079
Property & Casualty 1.1%
CNA Financial Corp.
Senior Unsecured
12/15/14	5.850%	1,512,000	1,593,216
11/15/19	7.350%	2,503,000	2,789,593
Liberty Mutual Group, Inc.(b)(e)
06/15/58	10.750%	8,500,000	10,667,500
OneBeacon US Holdings, Inc.
05/15/13	5.875%	1,983,000	2,037,967
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	14,285,000	16,214,575
Total			33,302,851
Railroads 1.2%
BNSF Funding Trust I(e)
12/15/55	6.613%	10,386,000	10,697,580
CSX Corp.
Senior Unsecured
06/01/21	4.250%	6,910,000	7,382,427
05/30/42	4.750%	13,020,000	13,434,661
Union Pacific Corp. Senior Unsecured
08/15/18	5.700%	3,935,000	4,665,686
Total			36,180,354
Refining —%
United Refining Co. Senior Secured
02/28/18	10.500%	382,000	357,170
REITs 0.9%
Boston Properties LP Senior Unsecured
05/15/21	4.125%	15,980,000	16,080,658

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(a) (continued)

REITs (continued)
Brandywine Operating Partnership LP
05/15/15	7.500%	$2,760,000		$3,026,531
Duke Realty LP
Senior Unsecured
02/15/15	7.375%		2,220,000	2,438,004
08/15/19	8.250%		5,625,200	6,609,739
Total				28,154,932
Restaurants 0.6%
McDonald’s Corp. Senior Unsecured
05/20/21	3.625%		17,341,000	19,003,551
Retailers 1.2%
Best Buy Co., Inc. Senior Unsecured
03/15/21	5.500%		6,690,000	6,399,527
Burlington Coat Factory Warehouse Corp.(c)
02/15/19	10.000%		270,000	263,925
CVS Pass-Through Trust Pass-Through Certificates(b)
01/11/27	5.298%		4,838,928	4,874,453
Limited Brands, Inc.
06/15/19	8.500%		181,000	210,865
04/01/21	6.625%		690,000	731,400
Macy’s Retail Holdings, Inc.
07/15/14	5.750%		13,445,000	14,301,541
07/15/27	6.790%		7,045,000	7,510,717
Needle Merger Sub Corp. Senior Unsecured(b)
03/15/19	8.125%		135,000	128,587
Number Merger Sub, Inc. Senior Notes(b)(c)
12/15/19	11.000%		245,000	247,450
QVC, Inc.(b)
Senior Secured
04/15/17	7.125%		85,000	89,994
10/01/19	7.500%		370,000	399,600
10/15/20	7.375%		167,000	179,525
Rite Aid Corp.(c)
06/15/17	9.500%		485,000	442,562
Senior Secured
08/15/20	8.000%		665,000	734,825
Sally Holdings LLC/Capital, Inc.(b)(c)
11/15/19	6.875%		155,000	161,200
Total				36,676,171
Sovereign —%
Morgan Stanley Senior Unsecured(b)(d)
05/03/17	10.090%	BRL	780,000	376,357

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)

Supermarkets 0.3%
Kroger Co. (The)
12/15/18	6.800%	$6,897,000	$8,469,675
Technology 0.6%
Amkor Technology, Inc.(c)
Senior Unsecured
05/01/18	7.375%	901,000	921,273
06/01/21	6.625%	730,000	702,625
Brocade Communications Systems, Inc. Senior Secured
01/15/18	6.625%	500,000	520,000
CDW LLC / Finance Corp.
04/01/19	8.500%	616,000	620,620
Senior Secured
12/15/18	8.000%	856,000	892,380
Cardtronics, Inc.
09/01/18	8.250%	575,000	626,750
CommScope, Inc.(b)
01/15/19	8.250%	306,000	306,000
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	608,000	644,480
First Data Corp.(b)
01/15/21	12.625%	366,000	318,420
Senior Secured
08/15/20	8.875%	870,000	870,000
First Data Corp.(b)(c)
Senior Secured
06/15/19	7.375%	148,000	139,120
First Data Corp.(c)
PIK
09/24/15	10.550%	352,000	335,720
Freescale Semiconductor, Inc. Senior Secured(b)(d)
04/15/18	9.250%	435,000	464,906
Hewlett-Packard Co.
Senior Unsecured
12/09/21	4.650%	4,200,000	4,431,336
09/15/41	6.000%	3,515,000	3,889,780
Interactive Data Corp.
08/01/18	10.250%	679,000	743,505
NXP BV/Funding LLC Senior Secured(b)(d)
08/01/18	9.750%	1,001,000	1,096,095
iGate Corp.(b)(c)
05/01/16	9.000%	709,000	737,360
Total			18,260,370
Transportation Services 0.2%
Avis Budget Car Rental LLC/Finance, Inc.
01/15/19	8.250%	209,000	207,433
03/15/20	9.750%	398,000	408,945

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)

Transportation Services (continued)
ERAC U.S.A. Finance LLC(b)
10/01/20	5.250%	$4,960,000	$5,290,797
Hertz Corp. (The)
10/15/18	7.500%	1,050,000	1,097,250
01/15/21	7.375%	212,000	215,445
Total			7,219,870
Wireless 0.3%
Cricket Communications, Inc.
Senior Secured
05/15/16	7.750%	731,000	754,758
Cricket Communications, Inc.(c)
10/15/20	7.750%	430,000	376,250
MetroPCS Wireless, Inc.(c)
09/01/18	7.875%	605,000	614,075
NII Capital Corp.
08/15/16	10.000%	512,000	581,120
04/01/21	7.625%	464,000	460,520
SBA Telecommunications, Inc.
08/15/19	8.250%	858,000	933,075
Sprint Capital Corp.
11/15/28	6.875%	345,000	246,244
Sprint Nextel Corp.
Senior Unsecured
08/15/17	8.375%	1,029,000	922,241
Sprint Nextel Corp.(b)
11/15/18	9.000%	2,174,000	2,279,982
Senior Unsecured
11/15/21	11.500%	374,000	369,793
Wind Acquisition Finance SA(b)(d)
Secured
07/15/17	11.750%	394,000	352,630
Senior Secured
02/15/18	7.250%	947,000	854,667
Total			8,745,355
Wirelines 2.5%
AT&T, Inc. Senior Unsecured
02/15/39	6.550%	17,395,000	22,127,118
CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%	8,870,000	8,886,339
Embarq Corp. Senior Unsecured
06/01/36	7.995%	14,915,000	15,454,744
Frontier Communications Corp.
Senior Unsecured
04/15/17	8.250%	80,000	81,800
04/15/22	8.750%	120,000	118,800
Frontier Communications Corp.(c)
Senior Unsecured
04/15/20	8.500%	530,000	542,588

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)

Wirelines (continued)

Integra Telecom Holdings, Inc. Senior Secured(b)
04/15/16	10.750%	$210,000	$169,050
Level 3 Communications, Inc. Senior Unsecured(c)
02/01/19	11.875%	580,000	617,700
Level 3 Financing, Inc.
02/15/17	8.750%	310,000	315,425
02/01/18	10.000%	141,000	149,460
Level 3 Financing, Inc.(b)
Senior Unsecured
07/01/19	8.125%	534,000	525,990
Level 3 Financing, Inc.(c)
04/01/19	9.375%	772,000	805,775
PAETEC Holding Corp.
12/01/18	9.875%	768,000	844,800
Senior Secured
06/30/17	8.875%	757,000	817,560
Qwest Corp. Senior Unsecured
06/15/23	7.500%	655,000	655,196
Telefonica Emisiones SAU(d)
06/20/16	6.421%	4,350,000	4,552,249
07/03/17	6.221%	2,375,000	2,434,042
04/27/20	5.134%	4,360,000	4,095,426
02/16/21	5.462%	4,315,000	4,117,286
Tw telecom holdings, inc.
03/01/18	8.000%	466,000	496,290
Verizon New York, Inc. Senior Unsecured
04/01/32	7.375%	7,463,000	8,690,253
Windstream Corp.
10/15/20	7.750%	536,000	554,090
Windstream Corp.(c)
09/01/18	8.125%	378,000	404,933
Total			77,456,914

Total Corporate Bonds & Notes (Cost: $1,212,603,543)			$1,248,974,346

Residential Mortgage-Backed Securities - Agency 18.3%

Federal Home Loan Mortgage Corp.(j)
06/01/41	4.500%	$14,550,658	$15,550,062
10/01/41	5.000%	49,602,843	53,433,310
11/01/26	8.500%	115,017	139,568
07/01/20	12.000%	18,545	20,468
Federal National Mortgage Association(e)(j)
08/01/36	2.324%	28,535	28,734
07/01/37	5.747%	372,768	407,469
07/01/32	5.861%	33,927	36,023
06/01/32	6.037%	6,017	6,372
Federal National Mortgage Association(j)
03/01/41	3.500%	4,821,623	4,963,112

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

09/01/40- 10/01/41	4.000%	$100,120,714	$105,811,353
05/01/39- 07/01/41	4.500%	73,364,102	78,780,219
08/01/40- 05/01/41	5.000%	75,678,070	81,906,597
06/01/35- 08/01/40	5.500%	67,346,117	73,594,671
01/01/14- 08/01/38	6.000%	43,187,638	47,651,792
09/01/18	10.000%	34,112	40,176
CMO Series 1988-4 Class Z
03/25/18	9.250%	37,471	41,796
Federal National Mortgage Association(j)(k)
12/01/40	4.000%	34,013,022	35,959,000
Government National Mortgage Association(e)(j)
07/20/25	1.625%	42,243	43,454
Government National Mortgage Association(j)
09/15/40- 03/15/41	4.500%	63,274,900	69,103,091
01/15/30	7.000%	519,264	604,151
12/15/23- 07/20/28	7.500%	658,505	769,950
05/15/17	8.000%	4,693	5,168
02/15/25	8.500%	56,756	67,299
06/15/16- 10/15/16	9.000%	3,277	3,607

Total Residential Mortgage-Backed Securities - Agency (Cost: $551,448,547)			$568,967,442

Residential Mortgage-Backed Securities - Non-Agency 1.2%

American General Mortgage Loan Trust(b)(e)(j)
CMO Series 2009-1 Class A7
09/25/48	5.750%	$8,182,000	$8,291,074
CMO Series 2010-1A Class A1
03/25/58	5.150%	1,380,411	1,416,401
American Mortgage Trust Series 2093-3 Class 3A(h)(i)(j)
07/27/23	8.188%	6,751	4,093
BNPP Mortgage Securities LLC CMO Series 2009-1 Class A1(b)(j)
08/27/37	6.000%	2,831,136	2,916,070
Credit Suisse Mortgage Capital Certificates(b)(e)(j)
CMO Series 2009-12R Class 30A1
12/27/36	5.300%	975,113	981,834
CMO Series 2010-11R Class A1
06/28/47	1.296%	3,674,306	3,643,815
CMO Series 2010-12R Class 13A1
12/26/37	4.250%	4,972,810	4,986,945
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	3,284,175	3,284,175
CMO Series 2011-17R Class 2A1
12/27/37	3.400%	3,330,000	3,319,594

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

JPMorgan Alternative Loan Trust CMO Series 2006-A4 Class A1(e)(j)
09/25/36	5.950%	$1,777,435	$1,738,278
LVII Resecuritization Trust CMO Series 2009-3 Class A1(b)(e)(j)
11/27/37	5.632%	1,086,565	1,087,485
Morgan Stanley Mortgage Loan Trust CMO Series 2007-6XS Class 2A1M(e)(j)
02/25/47	0.514%	7,463,033	924,103
Nomura Asset Acceptance Corp.(e)(j)
CMO Series 2007-1 Class 1A3 (AGM)
03/25/47	5.957%	315,418	278,419
CMO Series 2007-1 Class 1A4 (AGM)
03/25/47	6.138%	1,997,099	1,762,546
Prime Mortgage Trust CMO Series 2005-1 Class 2A1(b)(j)
09/25/34	5.000%	431,111	433,502
Sequoia Mortgage Trust CMO Series 2004-6 Class B2(e)(j)
07/20/34	1.165%	1,968,742	566,738
Structured Asset Securities Corp. CMO Series 2004-21XS Class 2A6A(e)(j)
12/25/34	4.740%	1,504,453	1,516,906
Wells Fargo Mortgage-Backed Securities Trust CMO Series 2005-2 Class 1A2(j)
04/25/35	8.000%	830,886	834,652

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $46,286,449)			$37,986,630

Commercial Mortgage-Backed Securities - Non-Agency 14.5%

Banc of America Merrill Lynch Commercial Mortgage, Inc.(j)
Series 2005-3 Class A4
07/10/43	4.668%	$15,250,000	$16,513,874
Series 2005-4 Class A5A
07/10/45	4.933%	17,323,000	18,847,736
Bear Stearns Commercial Mortgage Securities(e)(j)
Series 2004-T14 Class A4
01/12/41	5.200%	6,136,000	6,519,524
Series 2005-T20 Class A4A
10/12/42	5.145%	1,250,000	1,382,371
Series 2006-PW12 Class A4
09/11/38	5.720%	1,290,000	1,438,945
Series 2006-PW12 Class AAB
09/11/38	5.695%	433,036	460,325
Series 2007-T28 Class A4
09/11/42	5.742%	4,740,000	5,452,977
Bear Stearns Commercial Mortgage Securities(j)
Series 2003-T10 Class A2
03/13/40	4.740%	640,000	657,656
Series 2006-PW14 Class A4
12/11/38	5.201%	8,025,000	8,806,763

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Series 2007-PW18 Class A4
06/11/50	5.700%	$16,660,000	$18,423,478
Citigroup/Deutsche Bank Commercial Mortgage Trust(e)(j)
Series 2005-CD1 Class A4
07/15/44	5.225%	6,055,000	6,691,889
Citigroup/Deutsche Bank Commercial Mortgage Trust(j)
Series 2007-CD4 Class A4
12/11/49	5.322%	12,775,000	13,519,772
Credit Suisse Mortgage Capital Certificates Series 2006-C3 Class A3(e)(j)
06/15/38	5.815%	27,666,000	30,773,362
GE Capital Commercial Mortgage Corp. Series 2003-C1 Class A4(j)
01/10/38	4.819%	4,790,888	4,916,591
GMAC Commercial Mortgage Securities, Inc.(e)(j)(l)
CMO IO Series 1997-C1 Class X
07/15/29	1.242%	6,093,338	185,402
GMAC Commercial Mortgage Securities, Inc.(j)
Series 2003-C3 Class A4
04/10/40	5.023%	10,600,000	11,148,942
GS Mortgage Securities Corp. II(j)
Series 2005-GG4 Class A4A
07/10/39	4.751%	11,338,500	12,104,007
Series 2006-GG8 Class A4
11/10/39	5.560%	10,000,000	10,979,030
Greenwich Capital Commercial Funding Corp.(e)(j)
Series 2004-GG1 Class A7
06/10/36	5.317%	4,216,000	4,492,949
Series 2005-GG3 Class A4
08/10/42	4.799%	12,960,000	13,919,610
Greenwich Capital Commercial Funding Corp.(j)
Series 2003-C2 Class A3
01/05/36	4.533%	395,618	398,075
Series 2007-GG9 Class A4
03/10/39	5.444%	6,000,000	6,494,316
JPMorgan Chase Commercial Mortgage Securities Corp.(e)(j)
Series 2005-LDP4 Class A4
10/15/42	4.918%	13,750,000	14,947,900
Series 2005-LDP5 Class A4
12/15/44	5.205%	4,000,000	4,434,714
Series 2007-CB19 Class A4
02/12/49	5.740%	14,950,000	16,175,033
JPMorgan Chase Commercial Mortgage Securities Corp.(e)(j)(l)
CMO IO Series 2005-LDP4 Class X2
10/15/42	0.202%	162,701,651	279,196
LB-UBS Commercial Mortgage Trust(e)(j)
Series 2004-C6 Class A6
08/15/29	5.020%	14,958,000	15,918,259
Series 2007-C7 Class A3
09/15/45	5.866%	8,920,000	9,751,347
LB-UBS Commercial Mortgage Trust(j)
Series 2005-C3 Class A5
07/15/30	4.739%	5,460,000	5,893,524
Series 2006-C1 Class A2
02/15/31	5.084%	2,847,487	2,876,868
Series 2007-C2 Class A3
02/15/40	5.430%	14,515,000	15,482,555

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Merrill Lynch Mortgage Investors, Inc. CMO IO Series 1998-C3 Class IO(e)(j)(l)
12/15/30	0.404%	$16,310,841	$179,990
Merrill Lynch Mortgage Trust Series 2005-MCP1 Class A4(e)(j)
06/12/43	4.747%	6,450,000	6,974,998
Morgan Stanley Capital I(j)
Series 2003-IQ6 Class A4
12/15/41	4.970%	9,194,000	9,705,931
Series 2004-T13 Class A4
09/13/45	4.660%	14,680,000	15,377,858
Series 2006-IQ12 Class A4
12/15/43	5.332%	6,350,000	7,097,719
Morgan Stanley Dean Witter Capital I(j)
Series 2002-IQ3 Class A4
09/15/37	5.080%	5,039,792	5,129,838
Series 2002-TOP7 Class A2
01/15/39	5.980%	772,266	777,888
Series 2003-HQ2 Class A1
03/12/35	4.180%	3,845,365	3,877,597
Series 2003-HQ2 Class A2
03/12/35	4.920%	7,025,000	7,229,245
Morgan Stanley Reremic Trust Series 2010-GG10 Class A4A(b)(e)(j)
08/15/45	5.790%	15,319,000	17,174,744
Wachovia Bank Commercial Mortgage Trust(b)(e)(j)
Series 2003-C7 Class A2
10/15/35	5.077%	10,000,000	10,525,600
Wachovia Bank Commercial Mortgage Trust(b)(e)(j)(l)
CMO IO Series 2005-C17 Class XP
03/15/42	0.248%	555,383,913	247,146
Wachovia Bank Commercial Mortgage Trust(e)(j)
Series 2004-C12 Class A4
07/15/41	5.316%	20,000,000	21,484,560
Series 2005-C17 Class A4
03/15/42	5.083%	9,575,000	10,382,824
Series 2005-C21 Class A4
10/15/44	5.204%	6,070,000	6,653,272
Series 2005-C22 Class A4
12/15/44	5.269%	11,205,000	12,329,747
Series 2006-C23 Class A4
01/15/45	5.418%	9,000,000	9,804,663
Wachovia Bank Commercial Mortgage Trust(j)
Series 2002-C1 Class B
04/15/34	6.413%	5,000,000	5,037,135
Series 2003-C5 Class A2
06/15/35	3.989%	11,930,000	12,185,934
Series 2005-C17 Class APB
03/15/42	5.037%	8,422,162	8,715,548

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $431,579,580)			$450,779,227

Asset-Backed Securities - Agency 0.3%

Small Business Administration Participation Certificates

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Agency (continued)

Series 2005-20F Class 1
06/01/25	4.570%	$2,356,666	$2,572,703
Series 2005-20L Class 1
12/01/25	5.390%	591,296	659,197
Series 2006-20C Class 1
03/01/26	5.570%	2,228,150	2,513,061
Series 2007-20H Class 1
08/01/27	5.780%	3,862,477	4,393,768

Total Asset-Backed Securities — Agency (Cost: $9,038,589)			$10,138,729

Asset-Backed Securities - Non-Agency 2.1%

Ally Auto Receivables Trust
Series 2010-1 Class A3
05/15/14	1.450%	$978,607	$982,837
Series 2011-4 Class A2
03/17/14	0.650%	2,200,000	2,199,803
Ally Master Owner Trust Series 2011-4 Class A2
09/15/16	1.540%	3,065,000	3,052,653
BMW Vehicle Lease Trust Series 2010-1 Class A3
04/15/13	0.820%	7,700,000	7,698,635
BMW Vehicle Owner Trust Series 2011-A Class A3
08/25/15	0.760%	3,426,000	3,411,359
Bear Stearns Asset-Backed Securities Trust Series 2006-HE9 Class 1A1(e)
11/25/36	0.344%	911,614	892,621
Bombardier Capital Mortgage Securitization Corp. Series 1998-A Class A3
04/15/28	6.230%	52,541	51,808
CNH Equipment Trust Series 2011-B Class A3
08/15/16	0.910%	1,430,000	1,419,247
Chrysler Financial Auto Securitization Trust Series 2007-A Class B(b)
05/08/14	6.250%	12,582,000	12,595,747
Citibank Credit Card Issuance Trust
Series 2002-C2 Class C2
02/18/14	6.950%	2,585,000	2,602,357
Series 2008-C6 Class C6
06/20/14	6.300%	745,000	762,892
Citicorp Residential Mortgage Securities, Inc.(e)
Series 2007-2 Class A2
06/25/37	5.977%	147,186	147,327
Series 2007-2 Class A3
06/25/37	6.080%	3,819,000	3,822,082
Citigroup Mortgage Loan Trust, Inc.(e)
Series 2005-WF2 Class MF1
08/25/35	5.517%	3,775,000	352,966
Series 2005-WF2 Class MF2
08/25/35	5.666%	1,481,801	35,858

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Conseco Financial Corp. Series 1997-6 Class A10
01/15/29	6.870%	$729,979	$765,658
Contimortgage Home Equity Trust Series 1996-4 Class A9 (NPFGC)
01/15/28	6.880%	55,876	55,571
Countrywide Asset-Backed Certificates(e)
Series 2007-S2 Class A3 (NPFGC)
05/25/37	5.813%	1,375,227	887,419
Series 2007-S2 Class A6 (NPFGC)
05/25/37	5.779%	756,745	599,366
Daimler Chrysler Auto Trust Series 2007-A Class A4
03/08/13	5.280%	915,145	916,039
Discover Card Master Trust Series 2009-A1 Class A1(e)
12/15/14	1.578%	2,865,000	2,881,940
First Alliance Mortgage Loan Trust Series 1994-2 Class A1 (NPFGC)
07/25/25	7.625%	409,644	366,135
Ford Credit Auto Lease Trust Series 2011-A Class A3
07/15/14	1.030%	2,890,000	2,888,108
Ford Credit Auto Owner Trust
Series 2008-B Class A4A
03/15/13	4.950%	1,438,709	1,449,735
Series 2010-A Class D
10/15/16	4.050%	7,000,000	7,360,679
Franklin Auto Trust Series 2008-A Class C(b)
05/20/16	7.160%	5,655,000	5,814,357
IMC Home Equity Loan Trust Series 1995-3 Class A5(AGM)
04/25/26	7.500%	15,884	15,914
JPMorgan Auto Receivables Trust Series 2006-A Class C(b)
12/15/14	5.610%	153,257	153,438
JPMorgan Mortgage Acquisition Corp. Series 2007-CH2 Class AV2(e)
01/25/37	0.364%	1,428,247	1,356,074
Renaissance Home Equity Loan Trust Series 2005-3 Class M2(e)
11/25/35	5.355%	4,750,000	836,646
SACO I, Inc. Series 2005-2 Class A(b)(e)
04/25/35	0.694%	291,667	112,364

Total Asset-Backed Securities - Non-Agency (Cost: $76,321,478)			$66,487,635

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds(a) —%

Uruguay Government International Bond Senior Unsecured(d)
12/15/28	4.375%	UYU	$18,637,810	$928,596

Total Inflation-Indexed Bonds (Cost: $951,569)				$928,596

U.S. Treasury Obligations 18.6%

U.S. Treasury
06/30/12	0.625%		$58,500,000	$58,662,220
10/31/16	1.000%		35,110,000	35,450,146
U.S. Treasury(c)
05/31/18	2.375%		92,176,000	98,844,381
11/15/21	2.000%		65,100,000	65,842,531
08/15/41	3.750%		26,440,000	31,095,925
U.S. Treasury(c)(m)
STRIPS
11/15/21	0.000%		198,751,000	162,354,524
U.S. Treasury(k)(m)
STRIPS
05/15/39	0.000%		27,965,000	12,270,595
U.S. Treasury(n)
12/31/13	0.125%		6,295,000	6,279,262
12/31/16	0.875%		6,305,000	6,316,330
U.S. Treasury(m)
STRIPS
11/15/18	0.000%		65,955,000	59,878,434
11/15/21	0.000%		31,540,000	25,750,360
02/15/40	0.000%		36,425,000	15,546,081

Total U.S. Treasury Obligations (Cost: $542,446,496)				$578,290,789

Foreign Government Obligations(a) 1.0%

ARGENTINA 0.1%
Argentina Bonos(d)
Senior Unsecured
10/03/15	7.000%		$410,000	$382,325
04/17/17	7.000%		710,000	603,500
Argentina Republic Government International Bond Senior Unsecured(d)(e)
12/15/35	4.383%		1,500,000	191,250
Total				1,177,075

BRAZIL —%
Brazilian Government International Bond Senior Unsecured(d)
01/07/41	5.625%		280,000	324,800
Petrobras International Finance Co.(d)
03/15/19	7.875%		230,000	274,550
01/20/20	5.750%		500,000	535,060
Total				1,134,410

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations(a) (continued)

CHILE —%

Empresa Nacional del Petroleo(b)(d)
12/06/21	4.750%		$400,000	$398,328

COLOMBIA 0.1%

Colombia Government International Bond(d)
Senior Unsecured
07/12/21	4.375%		290,000	311,750
01/18/41	6.125%		280,000	343,939
Corp. Andina de Fomento Senior Unsecured(d)
06/04/19	8.125%		230,000	280,684
Empresa de Energia de Bogota SA Senior Unsecured(b)(d)
11/10/21	6.125%		345,000	346,583
Empresas Publicas de Medellin ESP Senior Unsecured(b)(d)
02/01/21	8.375%	COP	390,000,000	211,105
Total				1,494,061

DOMINICAN REPUBLIC —%

Dominican Republic International Bond(b)(d)
Senior Unsecured
05/06/21	7.500%		460,000	451,502
04/20/27	8.625%		230,000	234,600
Total				686,102

HUNGARY —%

Hungary Government International Bond Senior Unsecured(c)(d)
03/29/21	6.375%		230,000	211,600

INDONESIA 0.1%

Indonesia Government International Bond(b)(c)(d)
Senior Unsecured
01/17/38	7.750%		490,000	661,500
Indonesia Government International Bond(b)(d)
Senior Unsecured
05/05/21	4.875%		460,000	491,190
Majapahit Holding BV(b)(c)(d)
08/07/19	8.000%		230,000	269,100
Majapahit Holding BV(b)(d)
06/28/17	7.250%		280,000	311,378
PT Perusahaan Listrik Negara Senior Unsecured(b)(c)(d)
11/22/21	5.500%		710,000	719,864
Total				2,453,032

KAZAKHSTAN —%

KazMunayGas National Co.(b)(d)
Senior Unsecured
01/23/15	11.750%		230,000	270,250

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations(a) (continued)

KAZAKHSTAN (CONTINUED)

07/02/18	9.125%		$300,000	$349,500
Total				619,750

LITHUANIA —%

Lithuania Government International Bond Senior Unsecured(b)(d)
03/09/21	6.125%		520,000	518,748

MEXICO 0.1%

Mexican Bonos(d)
06/10/21	6.500%	MXN	520,000	372,094
06/03/27	7.500%	MXN	870,000	644,756
Pemex Project Funding Master Trust(d)
01/21/21	5.500%		840,000	911,400
Petroleos Mexicanos(b)(d)
06/02/41	6.500%		280,000	315,000
Petroleos Mexicanos(d)
06/02/41	6.500%		230,000	258,750
Total				2,502,000

PERU —%

Peru Enhanced Pass-Through Finance Ltd. Pass-Thru Certificates(b)(d)(m)
05/31/18	0.000%		321,678	268,601

PHILIPPINES —%

Philippine Government International Bond Senior Unsecured(d)
03/30/26	5.500%		230,000	257,600
Power Sector Assets & Liabilities Management Corp. Government Guaranteed(b)(d)
12/02/24	7.390%		230,000	280,596
Total				538,196

POLAND —%

Poland Government International Bond Senior Unsecured(c)(d)
03/23/22	5.000%		600,000	603,000

QATAR 0.2%

Nakilat, Inc. Senior Secured(b)(d)
12/31/33	6.067%		4,795,000	5,106,675
Qatar Government International Bond(b)(d)
Senior Unsecured
01/20/22	4.500%		230,000	236,900
01/20/42	5.750%		230,000	247,825
Total				5,591,400

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations(a) (continued)

REPUBLIC OF THE CONGO —%

Republic of Congo Senior Unsecured(d)(e)
06/30/29	3.000%	$142,500	$95,475

RUSSIAN FEDERATION 0.2%

Gazprom OAO Via Gaz Capital SA(b)(d)
Senior Unsecured
11/22/16	6.212%	230,000	238,050
01/23/21	5.999%	960,000	955,200
08/16/37	7.288%	260,000	268,450
Gazprom OAO Via Gazprom International SA(b)(d)
02/01/20	7.201%	3,365,150	3,554,439
Russian Foreign Bond - Eurobond(b)(d)(e)
03/31/30	7.500%	809,950	940,555
Vnesheconombank Via VEB Finance PLC Senior Unsecured(b)(d)
11/22/25	6.800%	345,000	334,219
Total			6,290,913

SOUTH AFRICA —%

South Africa Government International Bond Senior Unsecured(d)
03/08/41	6.250%	150,000	173,070

SOUTH KOREA —%

Export-Import Bank of Korea Senior Unsecured(d)
09/15/21	4.375%	230,000	227,338

TRINIDAD AND TOBAGO —%

Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured(b)(d)
08/14/19	9.750%	430,000	507,703

TURKEY 0.1%

Turkey Government International Bond(d)
03/25/22	5.125%	290,000	276,950
Senior Unsecured
03/30/21	5.625%	520,000	525,850
03/17/36	6.875%	410,000	427,425
Total			1,230,225

UNITED ARAB EMIRATES —%

Abu Dhabi National Energy Co. Senior Unsecured(b)(d)
12/13/21	5.875%	350,000	365,705

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations(a) (continued)

UNITED STATES —%

Namibia International Bonds Senior Unsecured(b)(d)
11/03/21	5.500%	$430,000	$438,600

URUGUAY —%

Uruguay Government International Bond Senior Unsecured(d)
03/21/36	7.625%	280,000	387,100

VENEZUELA 0.1%

Petroleos de Venezuela SA(d)
11/02/17	8.500%	820,000	618,280
Senior Unsecured
10/28/15	5.000%	280,000	199,500
10/28/16	5.125%	800,000	524,000
Venezuela Government International Bond Senior Unsecured(d)
05/07/23	9.000%	1,240,000	886,600
Total			2,228,380

Total Foreign Government Obligations (Cost: $29,624,027)			$30,140,812

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 1.3%

City of Chicago Waterworks Revenue Bonds Build America Bonds Series 2010
11/01/40	6.742%	$1,655,000	$2,104,697
Commonwealth of Massachusetts Revenue Bonds Build America Bonds-Recovery Series 2010Z
06/01/30	5.631%	5,635,000	7,009,771
Kentucky Asset Liability Commission Revenue Bonds Taxable Series 2010
04/01/18	3.165%	19,460,000	19,947,862
Los Angeles Unified School District Unlimited General Obligation Bonds Build America Bonds Series 2009
07/01/34	5.750%	9,955,000	11,013,216

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

State of California Unlimited General Obligation Bonds Taxable Series 2010
11/01/15	3.950%	$400,000	$422,132

Total Municipal Bonds (Cost: $36,994,559)			$40,497,678

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.1%

Gaming —%

Caesars Octavius LLC Tranche B Term Loan(e)(o)
04/25/17	9.250%	$323,000	$306,527
ROC Finance LLC Tranche B Term Loan(e)(o)
08/19/17	8.500%	149,000	148,628
Total			455,155

Media Non-Cable 0.1%

Cumulus Media Holdings, Inc.(e)(o)
2nd Lien Term Loan
03/18/19	7.500%	664,000	644,910
Cumulus Media Holdings, Inc.(e)(o)(p)
2nd Lien Term Loan
03/18/19	7.500%	540,000	524,475
Total			1,169,385

Total Senior Loans (Cost: $1,624,814)			$1,624,540

Issuer		Shares	Value

Common Stocks —%

INDUSTRIALS —%

Airlines —%

United Continental Holdings, Inc.(q)		1,493	$28,173
TOTAL INDUSTRIALS			28,173

Total Common Stocks (Cost: $53,240)			$28,173

Preferred Stocks 1.0%

FINANCIALS 1.0%

Commercial Banks 1.0%

Citigroup Capital XIII, 7.875%		1,153,545	$30,061,383

Issuer		Shares	Value

Preferred Stocks (continued)

FINANCIALS (CONTINUED)

Commercial Banks (continued)

Lloyds Banking Group PLC, 6.657%(b)(d)		3,624,000	$1,993,200
Total			32,054,583
TOTAL FINANCIALS			32,054,583

Total Preferred Stocks (Cost: $32,207,797)			$32,054,583

Warrants —%

ENERGY —%

Energy Equipment & Services —%

Green Field Energy Services, Inc.(q)		634	$29,164

TOTAL ENERGY			29,164

INFORMATION TECHNOLOGY —%

Communications Equipment —%

CMP Susquehanna Corp.(b)(h)(i)(q)		17,375	174
TOTAL INFORMATION TECHNOLOGY			174

Total Warrants (Cost: $25,727)			$29,338

Money Market Funds 1.2%

Columbia Short-Term Cash Fund, 0.141%(r)(s)		38,806,771	$38,806,771

Total Money Market Funds (Cost: $38,806,771)			$38,806,771

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 2.2%

Asset-Backed Commercial Paper 0.1%

Atlantis One
02/01/12	0.370%	1,499,353	$1,499,353
Royal Park Investments Funding Corp.
01/05/12	1.000%	1,999,611	1,999,611
Total			3,498,964

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit —%

Standard Chartered Bank PLC
03/05/12	0.630%	$1,000,000	$1,000,000
Total			1,000,000

Repurchase Agreements 2.1%

Mizuho Securities USA, Inc. dated 12/30/11, matures 01/03/12, repurchase price $2,500,028(t)
	0.100%	2,500,000	2,500,000
Natixis Financial Products, Inc. dated 12/30/11, matures 01/03/12, repurchase price $10,500,058(t)
	0.050%	10,500,000	10,500,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (continued)

Nomura Securities dated 12/30/11, matures 01/03/12, repurchase price $10,000,111(t)
	0.100%	$10,000,000	$10,000,000
Pershing LLC dated 12/30/11, matures 01/03/12, repurchase price $15,000,233(t)
	0.140%	15,000,000	15,000,000
RBS Securities, Inc. dated 12/30/11, matures 01/03/12, repurchase price $27,265,209(t)
	0.080%	27,264,966	27,264,966

Total			65,264,966

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $69,763,930)			$69,763,930

Total Investments
(Cost: $3,079,777,116)(u)			$3,175,499,219(v)
Other Assets & Liabilities, Net			(58,376,662)
Net Assets			$3,117,122,557

Investments in Derivatives

Futures Contracts Outstanding at December 31, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
U.S. Treasury Note, 5-year	(2,593)	$(319,607,501)	April 2012	$—	$(1,470,379)
U.S. Treasury Note, 10-year	(2,266)	(297,129,250)	March 2012	—	(2,766,931)
U.S. Treasury Long Bond, 20-year	48	6,951,000	March 2012	70,041	—
U.S. Treasury Ultra Bond, 30-year	(446)	(71,443,625)	March 2012	—	(864,950)
Total				$70,041	$(5,102,260)

Credit Default Swap Contracts Outstanding at December 31, 2011

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate	Notional Amount	Market Value	Unamortized Premium (Paid) Received	Periodic Payments Receivable (Payable)	Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley	Toll Brothers, Inc.	Dec. 20, 2016	1.00%	$3,555,000	$146,466	$(213,280)	$(1,086)	$—	$(67,900)
JPMorgan	Goldman Sachs Group, Inc.	Sept. 20, 2016	1.00	6,895,000	359,707	(197,770)	(2,107)	159,830	—
Morgan Stanley	Toll Brothers, Inc.	Sept. 20, 2016	1.00	2,390,000	86,050	(105,464)	(730)	—	(20,144)
JPMorgan	D.R. Horton, Inc.	Sept. 20, 2016	1.00	2,005,000	120,082	(132,812)	(613)	—	(13,343)
JPMorgan	Morgan Stanley	Sept. 20, 2016	1.00	12,000,000	1,523,425	(351,175)	(3,667)	1,168,583	—
Barclays	Marriott International, Inc.	Sept. 20, 2016	1.00	6,380,000	75,347	(33,806)	(1,949)	39,592	—
Citibank	Goldman Sachs Group, Inc.	Sept. 20, 2016	1.00	8,750,000	812,448	(165,782)	(2,674)	643,992	—
Barclays	D.R. Horton, Inc.	Sept. 20, 2016	1.00	1,520,000	91,034	(116,223)	(464)	—	(25,653)
Barclays	Toll Brothers, Inc.	Sept. 20, 2016	1.00	2,540,000	91,450	(134,644)	(776)	—	(43,970)
Citibank	Marriott International, Inc.	Sept. 20, 2016	1.00	4,555,000	53,794	(95,724)	(1,392)	—	(43,322)
Goldman Sachs International	Textron, Inc.	Sept. 20, 2016	1.00	2,530,000	131,988	(139,380)	(773)	—	(8,165)
Goldman Sachs International	Barclays Bank, PLC	Sept. 20, 2016	1.00	7,550,000	294,755	(516,977)	(2,307)	—	(224,529)
Morgan Stanley	Barclays Bank, PLC	Sept. 20, 2016	1.00	15,090,000	589,120	(1,036,576)	(4,611)	—	(452,067)
Citibank	Barclays Bank, PLC	Sept. 20, 2016	1.00	430,000	16,787	(25,521)	(131)	—	(8,865)
JPMorgan	Barclays Bank, PLC	Sept. 20, 2016	1.00	5,035,000	196,569	(327,232)	(1,539)	—	(132,202)
Morgan	Toll Brothers, Inc.	Sept. 20, 2016	1.00	8,890,000	320,076	(588,802)	(2,716)	—	(271,442)
Morgan Stanley	Textron, Inc.	Sept. 20, 2016	1.00	2,500,000	130,423	(173,187)	(764)	—	(43,528)
Citibank	Home Depot, Inc.	Sept. 20, 2016	1.00	465,000	(9,393)	4,008	(142)	—	(5,527)
JPMorgan	D.R. Horton, Inc.	Dec. 20, 2016	1.00	5,220,000	344,011	(553,983)	(1,595)	—	(211,567)
Barclays	Toll Brothers, Inc.	Dec. 20, 2016	1.00	24,000,000	988,801	(1,442,071)	(7,333)	—	(460,603)
JPMorgan	Limited Brands, Inc.	Dec. 20, 2016	1.00	11,750,000	567,634	(803,562)	(3,590)	—	(239,518)
Barclays	D.R. Horton, Inc.	Dec. 20, 2016	1.00	23,340,000	1,538,163	(2,949,634)	(7,132)	—	(1,418,603)
Barclays	Home Depot, Inc.	Dec. 20, 2016	1.00	21,410,000	(428,399)	357,740	(6,542)	—	(77,201)
JPMorgan	Morgan Stanley	March 20, 2017	1.00	10,655,000	1,450,958	(1,452,063)	(3,256)	—	(4,361)
Barclays	Morgan Stanley	March 20, 2017	1.00	5,305,000	530,195	(474,174)	(1,621)	54,400	—
Total								$2,066,397	$(3,772,510)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the value of these securities amounted to $264,914,198 or 8.50% of net assets.

(c)	At December 31, 2011, security was partially or fully on loan.
(d)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $153,083,273 or 4.91% of net assets.
(e)	Variable rate security. The interest rate shown reflects the rate as of December 31, 2011.
(f)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At December 31, 2011, the value of these securities amounted to $16,363, which represents less than 0.01% of net assets.

(g)	Negligible market value.
(h)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at December 31, 2011 was $4,267, representing less than 0.01% of net assets. Information concerning such security holdings at December 31, 2011 was as follows:

Security Description	Acquisition Dates	Cost
American Mortgage Trust
Series 2093-3 Class 3A
07/27/23 8.188%	04-27-95	$6,335
CMP Susquehanna Corp.
Warrant	03-26-09	174
Six Flags, Inc.
06/01/14 0.000%	05-07-10	—

(i)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2011, the value of these securities amounted to $4,267, which represents less than 0.01% of net assets.

(j)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(k)

At December 31, 2011, investments in securities included securities valued at $14,823,549 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(l)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(m)	Zero coupon bond.
(n)	Represents a security purchased on a when-issued or delayed delivery basis.
(o)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average of the coupon rates in effect as of December 31, 2011. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(p)

Represents a senior loan purchased on a when-issued or delayed delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(q)	Non-income producing.
(r)	The rate shown is the seven-day current annualized yield at December 31, 2011.
(s)	Investments in affiliates during the period ended December 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$538,290,087	$(499,483,316)	$—	$38,806,771	$16,230	$38,806,771

(t)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Mizuho Securities USA, Inc. (0.100%)

Security Description	Value
Fannie Mae Pool	$1,656,270
Federal National Mortgage Association	22,793
Freddie Mac Gold Pool	580,277
Freddie Mac Non Gold Pool	189,610
Ginnie Mae I Pool	100,932
Ginnie Mae II Pool	118
Total Market Value of Collateral Securities	$2,550,000

Natixis Financial Products, Inc. (0.050%)

Security Description	Value
Fannie Mae Interest Strip	$2,038,591
Fannie Mae REMICS	4,616,690
Federal Home Loan Mortgage Corp	3,395,284
Federal National Mortgage Association	659,500
Total Market Value of Collateral Securities	$10,710,065

Nomura Securities (0.100%)

Security Description	Value
Fannie Mae Pool	$5,051,567
Ginnie Mae I Pool	2,503,071
Ginnie Mae II Pool	2,645,362
Total Market Value of Collateral Securities	$10,200,000

Pershing LLC (0.140%)

Security Description	Value
Fannie Mae Pool	$3,890,120
Fannie Mae REMICS	1,418,401
Fannie Mae Whole Loan	4,688
Fannie Mae-Aces	17,213
Federal Farm Credit Bank	132,112
Federal Home Loan Banks	149,002
Federal Home Loan Mortgage Corp	118,638
Federal National Mortgage Association	246,141
Freddie Mac Gold Pool	1,671,247
Freddie Mac Non Gold Pool	501,242
Freddie Mac Reference REMIC	41
Freddie Mac REMICS	1,131,446
Ginnie Mae I Pool	1,946,404
Ginnie Mae II Pool	2,607,610
Government National Mortgage Association	639,947
United States Treasury Bill	24,092
United States Treasury Note/Bond	782,104
United States Treasury Strip Coupon	19,553
Total Market Value of Collateral Securities	$15,300,001

RBS Securities, Inc. (0.080%)

Security Description	Value
Fannie Mae Pool	$27,810,298
Total Market Value of Collateral Securities	$27,810,298

(u)

At December 31, 2011, the cost of securities for federal income tax purposes was approximately $3,079,777,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$153,366,000
Unrealized Depreciation	(57,644,000)
Net Unrealized Appreciation	$95,722,000

(v)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

BRL	Brazilian Real
COP	Colombian Peso
MXN	Mexican Peso
UYU	Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Bonds
Corporate Bonds & Notes	$—	$1,248,974,346	$—	$1,248,974,346
Residential Mortgage-Backed Securities - Agency	—	568,967,442	—	568,967,442
Residential Mortgage-Backed Securities - Non-Agency	—	28,462,698	9,523,932	37,986,630
Commercial Mortgage-Backed Securities - Non-Agency	—	450,779,227	—	450,779,227
Asset-Backed Securities - Agency	—	10,138,729	—	10,138,729
Asset-Backed Securities - Non-Agency	—	66,487,635	—	66,487,635
Inflation-Indexed Bonds	—	928,596	—	928,596
U.S. Treasury Obligations	302,490,795	275,799,994	—	578,290,789
Foreign Government Obligations	—	29,872,211	268,601	30,140,812
Municipal Bonds	—	40,497,678	—	40,497,678
Total Bonds	302,490,795	2,720,908,556	9,792,533	3,033,191,884

Equity Securities
Common Stocks
Industrials	28,173	—	—	28,173
Preferred Stocks
Financials	30,061,383	1,993,200	—	32,054,583
Warrants
Energy	—	29,164	—	29,164
Information Technology	—	—	174	174
Total Equity Securities	30,089,556	2,022,364	174	32,112,094

Other
Senior Loans	—	1,624,540	—	1,624,540
Money Market Funds	38,806,771	—	—	38,806,771
Investments of Cash Collateral Received for Securities on Loan	—	69,763,930	—	69,763,930
Total Other	38,806,771	71,388,470	—	110,195,241

Investments in Securities	371,387,122	2,794,319,390	9,792,707	3,175,499,219
Derivatives(c)
Assets
Futures Contracts	70,041	—	—	70,041
Swap Contracts	—	2,066,397	—	2,066,397
Liabilities				—
Futures Contracts	(5,102,260)	—	—	(5,102,260)
Swap Contracts	—	(3,772,510)	—	(3,772,510)
Total	$366,354,903	$2,792,613,277	$9,792,707	$3,168,760,887

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Residential and Asset Backed Securities and Foreign Government Obligations classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers. Certain Residential Backed Securities and Warrants classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities and observed yields on securities management deemed comparable.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) Financial Assets were transferred from Level 2 to Level 1 due to management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end and utilize a price provided by an approved vendor.

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.  The following table shows transfers between Level 1 and Level2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$31,607,133	$—	$—	$31,607,133

(c) Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Residential
	Corporate	Mortgage-Backed	Foreign
	Bonds and	Securities -	Government	Preferred
	Notes	Non-Agency	Obligations	Stocks	Warrants	Total
Balance as of March 31, 2011	$6,855,342	$4,240	$—	$152	$174	$6,859,908
Accrued discounts/premiums	73	(8,556)	301	—	—	(8,182)
Realized gain (loss)	35,630	—	—	151,898	—	187,528
Change in unrealized appreciation (depreciation)*	(55,501)	(46,119)	(5,931)	—	—	(107,551)
Sales	(1,884,186)	(224,775)	—	(152,050)	—	(2,261,011)
Purchases	—	9,799,142	274,231	—	—	10,073,373
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	(4,951,358)	—	—	—	—	(4,951,358)
Balance as of December 31, 2011	$—	$9,523,932	$268,601	$—	$174	$9,792,707

*Change in unrealized appreciation (depreciation) relating to securities held at December 31, 2011 was $(52,050), which is comprised of Residential Mortgage-Backed Securities — Non-Agency $(46,119) and Foreign Government Obligations $(5,931).

Financial Assets were transferred from Level 3 to Level 2 due to management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end and utilize a price provided by an approved vendor.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Pacific/Asia Fund

December 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.6%
AUSTRALIA 13.0%
Australia & New Zealand Banking Group Ltd.	162,268	$3,398,687
BHP Billiton Ltd.	187,206	6,608,121
Challenger Ltd.	559,048	2,358,212
Commonwealth Bank of Australia	43,211	2,170,550
Iluka Resources Ltd.	157,339	2,492,098
Monadelphous Group Ltd.	90,364	1,857,966
National Australia Bank Ltd.	140,745	3,352,764
QBE Insurance Group Ltd.	144,207	1,908,493
Rio Tinto Ltd.	12,918	796,384
Telstra Corp., Ltd.	1,215,269	4,133,159
Westpac Banking Corp.	155,537	3,175,170
Total		32,251,604
CHINA 11.5%
Baidu, Inc., ADR(a)	6,516	758,919
Bank of China Ltd., Class H	4,734,000	1,735,942
Belle International Holdings Ltd.	883,000	1,534,009
China Communications Construction Co., Ltd., Class H	2,304,000	1,795,167
China Mobile Ltd., ADR	79,615	3,860,531
China Shenhua Energy Co., Ltd., Class H	316,500	1,368,631
China Vanke Co., Ltd., Class B	1,475,183	1,455,484
CNOOC Ltd.	1,912,000	3,334,040
ENN Energy Holdings Ltd.	354,000	1,133,346
Guangdong Investment Ltd.	5,386,000	3,260,608
Industrial & Commercial Bank of China, Class H	7,054,100	4,166,552
New Oriental Education & Technology Group, ADR(a)	29,330	705,387
Renhe Commercial Holdings Co., Ltd.	6,511,902	743,280
Spreadtrum Communications, Inc., ADR	93,622	1,954,827
Yanzhou Coal Mining Co., Ltd., Class H	438,000	930,000
Total		28,736,723
HONG KONG 6.0%
Cheung Kong Holdings Ltd.	252,000	2,989,321
First Pacific Co., Ltd.	2,358,919	2,447,598
Hongkong Land Holdings Ltd.	206,000	933,672
Jardine Matheson Holdings Ltd.	59,479	2,794,491
Swire Pacific Ltd., Class A	225,700	2,719,356
Television Broadcasts Ltd.	224,973	1,362,332
Trinity Ltd.	2,309,603	1,658,434
Total		14,905,204

Issuer	Shares	Value

Common Stocks (continued)
INDIA 2.3%
Bank of Baroda	144,328	$1,804,239
Oil & Natural Gas Corp., Ltd.	484,418	2,339,082
Titan Industries Ltd.	254,970	819,852
Union Bank of India	212,305	678,286
Total		5,641,459
INDONESIA 3.2%
PT Bank Rakyat Indonesia Persero Tbk	3,607,500	2,681,537
PT Gudang Garam Tbk	91,000	621,737
PT Indocement Tunggal Prakarsa Tbk	692,000	1,299,345
PT Kalbe Farma Tbk	1,982,000	742,665
PT Perusahaan Gas Negara Tbk	7,266,000	2,541,521
Total		7,886,805
JAPAN 36.9%
Advance Residence Investment Corp.	1,051	2,027,598
Aeon Co., Ltd.	206,700	2,831,412
Aeon Delight Co., Ltd.	125,200	2,523,921
Aisin Seiki Co., Ltd.	80,300	2,275,712
Arnest One Corp.	243,000	2,482,367
Asahi Glass Co., Ltd.	315,000	2,633,367
Autobacs Seven Co., Ltd.	59,800	2,734,566
Canon, Inc.	101,300	4,457,943
Daiichikosho Co., Ltd.	105,300	1,991,886
Exedy Corp.	58,700	1,685,301
Fanuc Corp.	21,600	3,294,697
Fuji Heavy Industries Ltd.	231,000	1,385,496
Fuji Machine Manufacturing Co., Ltd.	120,300	2,141,097
Fuyo General Lease Co., Ltd.	78,100	2,678,909
Gree, Inc.	19,000	653,149
Hamamatsu Photonics KK	47,000	1,638,663
Hitachi Ltd.	867,000	4,510,109
ITOCHU Corp.	434,900	4,409,651
Japan Tobacco, Inc.	281	1,321,406
JX Holdings, Inc.	551,200	3,326,270
K’s Holdings Corp.	41,300	1,634,199
Kansai Paint Co., Ltd.	270,000	2,404,785
Kinki Sharyo Co. Ltd.	227,000	720,965
Lawson, Inc.	14,600	909,659
Mandom Corp.	78,100	2,062,128
Miraca Holdings, Inc.	35,200	1,403,335
Mitsubishi UFJ Financial Group, Inc.	1,134,800	4,804,155
Mitsui & Co., Ltd.	208,000	3,223,843

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Nissan Motor Co., Ltd.	277,500	$2,485,039
Nitto Denko Corp.	21,900	778,992
NTT DoCoMo, Inc.	2,760	5,067,415
ORIX Corp.	35,840	2,954,698
Santen Pharmaceutical Co., Ltd.	37,800	1,561,043
Shinko Plantech Co., Ltd.	292,000	2,355,364
SoftBank Corp.	46,700	1,371,489
Sumitomo Mitsui Financial Group, Inc.	134,300	3,724,512
Sysmex Corp.	34,500	1,121,662
Toyota Motor Corp.	66,000	2,182,430
Total		91,769,233
MALAYSIA 1.2%
Genting Bhd	570,200	1,976,702
Hartalega Holdings Bhd	512,500	944,635
Total		2,921,337
PHILIPPINES 2.2%
Aboitiz Power Corp.	3,904,100	2,664,735
Puregold Price Club, Inc.(a)	2,685,900	1,095,061
San Miguel Corp.	315,240	840,188
Universal Robina Corp.	736,110	806,519
Total		5,406,503
SINGAPORE 0.3%
Fraser and Neave Ltd.	181,000	864,050
SOUTH KOREA 8.7%
Capro Corp.(a)	51,920	946,241
Dongbu Insurance Co., Ltd.	56,643	2,632,215
Duksan Hi-Metal Co., Ltd.(a)	39,359	870,147
GS Home Shopping, Inc.	22,486	2,267,595
Hyundai Mobis	11,285	2,867,202
JNK Heaters Co., Ltd.	45,027	713,327
Samsung Electronics Co., Ltd.	9,540	8,775,254
Shinhan Financial Group Co., Ltd.	38,440	1,329,264
Youngone Corp.	49,880	1,204,106
Total		21,605,351
TAIWAN 6.2%
Chunghwa Telecom Co., Ltd., ADR	58,286	1,939,758
CTCI Corp.	2,044,000	2,785,404

Issuer	Shares	Value

Common Stocks (continued)
TAIWAN (CONTINUED)
Gigabyte Technology Co., Ltd.	3,773,000	$2,638,640
Huaku Development Co., Ltd.	996,615	2,014,580
St. Shine Optical Co., Ltd.	93,000	980,898
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	388,298	5,012,927
Total		15,372,207
THAILAND 3.4%
Bangkok Bank PCL, Foreign Registered Shares	625,500	3,038,886
LPN Development PCL, Foreign Registered Shares	1,950,449	789,946
LPN Development PCL - NVDR	342,200	138,593
PTT PCL, Foreign Registered Shares	311,530	3,134,277
Total Access Communication PCL, Foreign Registered Shares	431,125	948,963
Total Access Communication PCL, NVDR	203,600	448,151
Total		8,498,816
UNITED STATES 1.7%
Freeport-McMoRan Copper & Gold, Inc.	65,099	2,394,992
Newmont Mining Corp.	30,270	1,816,503
Total		4,211,495
Total Common Stocks (Cost: $238,915,243)		$240,070,787

Preferred Stocks 1.6%
SOUTH KOREA 1.6%
Hyundai Motor Co.(a)	68,427	3,992,766
Total Preferred Stocks (Cost: $4,167,386)		$3,992,766

Money Market Funds 2.4%
Columbia Short-Term Cash Fund, 0.141%(b)(c)	5,854,750	5,854,750
Total Money Market Funds (Cost: $5,854,750)		$5,854,750
Total Investments
(Cost: $248,937,379)(d)		$249,918,303(e)
Other Assets & Liabilities, Net		(1,377,537)
Net Assets		$248,540,766

Investment in Derivatives

Forward Foreign Currency Exchange Contracts Open at December 31, 2011

		Currency to be	Currency to be	Unrealized	Unrealized
Counterparty	Exchange Date	Delivered	Received	Appreciation	Depreciation

Morgan Stanley	January 12, 2012	35,031,453,000	3,821,307	$—	$(38,808)
		(IDR)	(USD)

Morgan Stanley	January 12, 2012	2,312,702,000	2,033,352	27,025	—
		(KRW)	(USD)

Morgan Stanley	January 12, 2012	197,274,000	4,521,429	24,743	—
		(PHP)	(USD)

Morgan Stanley	January 12, 2012	207,852,000	6,695,380	111,416	—
		(THB)	(USD)

Morgan Stanley	January 12, 2012	4,918,861	4,913,000	101,151	—
		(USD)	(AUD)

Morgan Stanley	January 12, 2012	912,906	892,000	—	(1,477)
		(USD)	(AUD)

Morgan Stanley	January 12, 2012	4,085,756	209,395,000	—	(149,701)
		(USD)	(INR)

Morgan Stanley	January 12, 2012	5,088,778	391,210,000	—	(5,518)
		(USD)	(JPY)

Morgan Stanley	January 12, 2012	749,842	58,160,000	5,871	—
		(USD)	(JPY)

Morgan Stanley	January 12, 2012	2,270,245	7,172,000	—	(9,114)
		(USD)	(MYR)

Morgan Stanley	January 12, 2012	675,786	888,000	15,019	—
		(USD)	(NZD)

Morgan Stanley	January 12, 2012	7,167,936	9,239,000	—	(45,040)
		(USD)	(SGD)

Morgan Stanley	January 12, 2012	911,983	27,437,000	—	(5,679)
		(USD)	(TWD)
Total				$285,225	$(255,337)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2011.

(c)	Investments in affiliates during the period ended December 31, 2011:

	Beginning		Sales Cost/ Proceeds from	Realized Gain/		Dividends or Interest
Issuer	Cost	Purchase Cost	Sales	Loss	Ending Cost	Income	Value
Columbia Short-Term Cash Fund	$—	$181,098,711	$(175,243,961)	$—	$5,854,750	$3,754	$5,854,750

(d)

At December 31, 2011, the cost of securities for federal income tax purposes was approximately $248,937,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$9,658,000
Unrealized Depreciation	(8,677,000)
Net Unrealized Appreciation	$981,000

(e)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
NVDR	Non-voting Depository Receipt

Currency Legend

AUD	Australian Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MYR	Malaysia Ringgits
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thailand Baht
TWD	Taiwan Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as

Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(a)

Equity Securities
Common Stocks
Consumer Discretionary	$705,387	$32,547,226	$—	$33,252,613
Consumer Staples	—	10,488,111	—	10,488,111
Energy	—	16,787,664	—	16,787,664
Financials	—	64,852,501	—	64,852,501
Health Care	—	6,754,238	—	6,754,238
Industrials	—	29,757,947	—	29,757,947
Information Technology	7,726,673	23,543,904	—	31,270,577
Materials	4,211,495	15,325,966	—	19,537,461
Telecommunication Services	5,800,289	11,969,177	—	17,769,466
Utilities	—	9,600,209	—	9,600,209
Preferred Stocks
Consumer Discretionary	—	3,992,766	—	3,992,766
Total Equity Securities	18,443,844	225,619,709	—	244,063,553

Other
Money Market Funds	5,854,750	—	—	5,854,750
Total Other	5,854,750	—	—	5,854,750

Investments in Securities	24,298,594	225,619,709	—	249,918,303
Derivatives(b)
Assets
Forward Foreign Currency Exchange Contracts	—	285,225	—	285,225
Liabilities
Forward Foreign Currency Exchange Contracts	—	(255,337)	—	(255,337)
Total	$24,298,594	$225,649,597	$—	$249,948,191

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

See the Portfolio of Investments for all investment classifications not indicated in the table.

(a) There were no significant transfers between Levels 1 and 2 during the period.

(b) Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Select Large Cap Growth Fund

December 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.5%
CONSUMER DISCRETIONARY 16.6%
Hotels, Restaurants & Leisure 6.0%
Chipotle Mexican Grill, Inc.(a)	402,530	$135,950,482
Las Vegas Sands Corp.(a)	4,601,900	196,639,187
Total		332,589,669
Internet & Catalog Retail 7.2%
Amazon.com, Inc.(a)	931,385	161,222,743
priceline.com, Inc.(a)	515,543	241,124,617
Total		402,347,360
Textiles, Apparel & Luxury Goods 3.4%
Lululemon Athletica, Inc.(a)	4,035,001	188,273,147
TOTAL CONSUMER DISCRETIONARY		923,210,176
CONSUMER STAPLES 7.2%
Food Products 3.5%
Green Mountain Coffee Roasters, Inc.(a)(b)	4,362,900	195,676,065
Personal Products 3.7%
Estee Lauder Companies, Inc. (The), Class A	1,833,530	205,942,090
TOTAL CONSUMER STAPLES		401,618,155
ENERGY 8.7%
Energy Equipment & Services 4.9%
FMC Technologies, Inc.(a)	5,232,498	273,293,370
Oil, Gas & Consumable Fuels 3.8%
EOG Resources, Inc.	2,127,560	209,585,936
TOTAL ENERGY		482,879,306
FINANCIALS 7.3%
Capital Markets 3.9%
Franklin Resources, Inc.	2,266,960	217,764,178
Diversified Financial Services 3.4%
IntercontinentalExchange, Inc.(a)	1,559,630	188,013,396
TOTAL FINANCIALS		405,777,574

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 17.6%
Biotechnology 8.0%
Alexion Pharmaceuticals, Inc.(a)	1,643,640	$117,520,260
Biogen Idec, Inc.(a)	1,509,810	166,154,590
Celgene Corp.(a)	2,339,655	158,160,678
Total		441,835,528
Health Care Providers & Services 3.1%
McKesson Corp.	2,216,060	172,653,235
Pharmaceuticals 6.5%
Allergan, Inc.	1,890,806	165,899,318
Novo Nordisk A/S, ADR(c)	1,713,387	197,484,986
Total		363,384,304
TOTAL HEALTH CARE		977,873,067
INDUSTRIALS 6.1%
Aerospace & Defense 3.2%
Precision Castparts Corp.	1,085,270	178,841,643
Air Freight & Logistics 2.9%
Expeditors International of Washington, Inc.	3,998,373	163,773,358
TOTAL INDUSTRIALS		342,615,001
INFORMATION TECHNOLOGY 36.0%
Communications Equipment 13.6%
Acme Packet, Inc.(a)(d)	5,210,448	161,054,947
F5 Networks, Inc.(a)	2,233,599	237,029,526
Juniper Networks, Inc.(a)	9,254,080	188,875,773
QUALCOMM, Inc.	3,093,190	169,197,493
Total		756,157,739
Computers & Peripherals 3.5%
EMC Corp.(a)	9,129,530	196,650,076
Internet Software & Services 7.9%
Baidu, Inc., ADR(a)(c)	2,044,337	238,103,931
Google, Inc., Class A(a)	310,689	200,674,025
Total		438,777,956
IT Services 7.5%
Cognizant Technology Solutions Corp., Class A(a)	3,955,976	254,408,817
Visa, Inc., Class A	1,629,300	165,422,829
Total		419,831,646

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software 3.5%
Salesforce.com, Inc.(a)	1,919,590	$194,761,601
TOTAL INFORMATION TECHNOLOGY		2,006,179,018
Total Common Stocks (Cost: $4,961,313,271)		$5,540,152,297

Money Market Funds 0.4%
Columbia Short-Term Cash Fund, 0.141%(d)(e)	22,602,457	$22,602,457
Total Money Market Funds (Cost: $22,602,457)		$22,602,457

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 1.6%
Asset-Backed Commercial Paper 0.5%
Amsterdam Funding Corp.
01/04/12	0.320%	1,999,378	$1,999,378
Argento Variable Funding Company LLC
01/09/12	0.310%	2,999,122	2,999,122
Atlantis One
01/05/12	0.300%	4,998,708	4,998,708
Cancara Asset Securitisation LLC
01/09/12	0.310%	4,998,493	4,998,493
Kells Funding, LLC
01/03/12	0.380%	3,998,564	3,998,564
Regency Markets No. 1 LLC
01/18/12	0.250%	2,999,375	2,999,375
Windmill Funding Corp.
01/09/12	0.320%	4,998,445	4,998,445
Total			26,992,085

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit 0.2%
Banque et Caisse d’Epargne de l’Etat
01/17/12	0.900%	$1,998,401	$1,998,401
State Development Bank of NorthRhine-Westphalia
01/09/12	0.280%	5,000,000	5,000,000
Svenska Handelsbanken
02/28/12	0.490%	5,000,000	5,000,000
Total			11,998,401
Commercial Paper 0.2%
PB Capital Corp.
01/09/12	0.721%	4,996,500	4,996,500
Regency Markets No. 1 LLC
01/18/12	0.250%	1,999,542	1,999,542
Skandinaviska Enskilda Banken AB
01/12/12	0.245%	2,999,387	2,999,387
Total			9,995,429
Repurchase Agreements 0.7%
Citibank NA dated 12/30/11, matures 01/03/12 repurchase price $29,000,161(f)
	0.080%	2,000,000	2,000,000
Goldman Sachs & Co. dated 12/30/11, matures 01/06/12, repurchase price $10,000,311(f)
	0.160%	5,000,000	5,000,000
Pershing LLC dated 12/30/11, matures 01/03/12, repurchase price $1,000,004,(f)
	0.140%	10,000,000	10,000,000
RBS Securities, Inc. dated 12/30/11, matures 01/03/12, repurchase price $5,108,818(f)
	0.080%	20,800,785	20,800,785
Total			37,800,785
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $86,786,700)			$86,786,700
Total Investments
(Cost: $5,070,702,428)(g)			$5,649,541,454(h)
Other Assets & Liabilities, Net			(83,216,926)
Net Assets			$5,566,324,528

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At December 31, 2011, security was partially or fully on loan.
(c)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $435,588,917 or 7.83% of net assets.
(d)	Investments in affiliates during the period ended December 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$1,540,851,048	$(1,518,248,591)	$—	$22,602,457	$77,539	$22,602,457
Acme Packet, Inc.	—	441,366,431	(219,085,609)	(100,136,988)	$222,280,822	—	161,054,947
Total	$—	$1,982,217,479	$(1,737,334,200)	$100,136,988	$244,883,279	$77,539	$183,657,404

(e)	The rate shown is the seven-day current annualized yield at December 31, 2011.
(f)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citibank NA (0.080%)

Security Description	Value
Fannie Mae REMICS	$580,645
Freddie Mac REMICS	1,411,414
Government National Mortgage Association	47,941
Total Market Value of Collateral Securities	$2,040,000

Goldman Sachs & Co. (0.160%)

Security Description	Value
Ginnie Mae I Pool	$5,100,000
Total Market Value of Collateral Securities	5,100,000

Pershing LLC (0.140%)

Security Description	Value
Fannie Mae Pool	$2,593,413
Fannie Mae REMICS	945,601
Fannie Mae Whole Loan	3,125
Fannie Mae-Aces	11,475
Federal Farm Credit Bank	88,075
Federal Home Loan Banks	99,335
Federal Home Loan Mortgage Corp	79,092
Federal National Mortgage Association	164,094
Freddie Mac Gold Pool	1,114,165
Freddie Mac Non Gold Pool	334,161
Freddie Mac Reference REMIC	27
Freddie Mac REMICS	754,297
Ginnie Mae I Pool	1,297,603
Ginnie Mae II Pool	1,738,407
Government National Mortgage Association	426,631
United States Treasury Bill	16,061
United States Treasury Note/Bond	521,403
United States Treasury Strip Coupon	13,035
Total Market Value of Collateral Securities	$10,200,000

RBS Securities, Inc. (0.080%)

Security Description	Value
Fannie Mae Pool	$21,216,825
Total Market Value of Collateral Securities	21,216,825

(g)

At December 31, 2011, the cost of securities for federal income tax purposes was approximately $5,070,702,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$909,572,000
Unrealized Depreciation	(330,733,000)
Net Unrealized Appreciation	$578,839,000

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$923,210,176	$—	$—	$923,210,176
Consumer Staples	401,618,155	—	—	401,618,155
Energy	482,879,306	—	—	482,879,306
Financials	405,777,574	—	—	405,777,574
Health Care	977,873,067	—	—	977,873,067
Industrials	342,615,001	—	—	342,615,001
Information Technology	2,006,179,018	—	—	2,006,179,018
Total Equity Securities	5,540,152,297	—	—	5,540,152,297

Other
Money Market Funds	22,602,457	—	—	22,602,457
Investments of Cash Collateral Received for Securities on Loan	—	86,786,700	—	86,786,700
Total Other	22,602,457	86,786,700	—	109,389,157
Total	$5,562,754,754	$86,786,700	$—	$5,649,541,454

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Select Small Cap Fund

December 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.6%

CONSUMER DISCRETIONARY 24.9%

Diversified Consumer Services 3.4%

Coinstar, Inc.(a)(b)	120,000	$5,476,800
Sotheby’s	160,000	4,564,800
Total		10,041,600

Hotels, Restaurants & Leisure 5.5%

Bravo Brio Restaurant Group, Inc.(b)	350,000	6,002,500
Buffalo Wild Wings, Inc.(b)	100,000	6,751,000
Life Time Fitness, Inc.(b)	80,000	3,740,000
Total		16,493,500

Household Durables 7.1%

Harman International Industries, Inc.	230,000	8,749,200
Meritage Homes Corp.(b)	380,000	8,812,200
Ryland Group, Inc. (The)(a)	240,000	3,782,400
Total		21,343,800

Media 1.3%

Meredith Corp.	120,000	3,918,000

Textiles, Apparel & Luxury Goods 7.6%

Oxford Industries, Inc.	180,000	8,121,600
True Religion Apparel, Inc.(a)(b)	240,000	8,299,200
Vera Bradley, Inc.(a)(b)	200,000	6,450,000
Total		22,870,800
TOTAL CONSUMER DISCRETIONARY		74,667,700

CONSUMER STAPLES 3.1%

Food & Staples Retailing 1.6%

Fresh Market, Inc. (The)(a)(b)	120,000	4,788,000

Personal Products 1.5%

Elizabeth Arden, Inc.(b)	120,000	4,444,800

TOTAL CONSUMER STAPLES		9,232,800

ENERGY 8.1%

Energy Equipment & Services 2.7%

Helmerich & Payne, Inc.(a)	140,000	8,170,400

Oil, Gas & Consumable Fuels 5.4%

Carrizo Oil & Gas, Inc.(a)(b)	360,000	9,486,000
SM Energy Co.	90,000	6,579,000
Total		16,065,000
TOTAL ENERGY		24,235,400

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS 4.2%

Capital Markets 1.8%

Greenhill & Co., Inc.(a)	150,000	$5,455,500

Commercial Banks 2.4%

City National Corp.	160,000	7,068,800

TOTAL FINANCIALS		12,524,300

HEALTH CARE 10.0%

Health Care Providers & Services 2.0%

Air Methods Corp.(b)	70,000	5,911,500

Health Care Technology 1.6%

athenahealth, Inc.(a)(b)	100,000	4,912,000

Life Sciences Tools & Services 2.9%

Charles River Laboratories International, Inc.(b)	120,000	3,279,600
Techne Corp.	80,000	5,460,800
Total		8,740,400

Pharmaceuticals 3.5%

Endo Pharmaceuticals Holdings, Inc.(b)	300,000	10,359,000

TOTAL HEALTH CARE		29,922,900

INDUSTRIALS 19.3%

Building Products 5.4%

Quanex Building Products Corp.(a)	500,000	7,510,000
Simpson Manufacturing Co., Inc.(a)	260,000	8,751,600
Total		16,261,600

Commercial Services & Supplies 0.6%

Avery Dennison Corp.	60,000	1,720,800

Construction & Engineering 2.9%

Chicago Bridge & Iron Co. NV(c)	230,000	8,694,000

Machinery 2.1%

Robbins & Myers, Inc.	130,000	6,311,500

Professional Services 6.1%

FTI Consulting, Inc.(b)	220,000	9,332,400

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Professional Services (continued)

Towers Watson & Co.	150,000	$8,989,500
Total		18,321,900

Road & Rail 2.2%

Kansas City Southern(b)	100,000	6,801,000

TOTAL INDUSTRIALS		58,110,800

INFORMATION TECHNOLOGY 28.7%

Communications Equipment 3.4%

Plantronics, Inc.	290,000	10,335,600

Computers & Peripherals 1.4%

Synaptics, Inc.(a)(b)	140,000	4,221,000

IT Services 9.6%

CACI International, Inc., Class A(b)	180,000	10,065,600
Forrester Research, Inc.(a)(b)	260,000	8,824,400
Heartland Payment Systems, Inc.	40,000	974,400
NeuStar, Inc., Class A(a)(b)	260,000	8,884,200
Total		28,748,600

Semiconductors & Semiconductor Equipment 3.3%

Power Integrations, Inc.(a)	300,000	9,948,000

Software 11.0%

Ariba, Inc.(b)	160,000	4,492,800
Fair Isaac Corp.	300,000	10,752,000
Kenexa Corp.(b)	290,000	7,743,000
Manhattan Associates, Inc.(b)	250,000	10,120,000
Total		33,107,800
TOTAL INFORMATION TECHNOLOGY		86,361,000

TELECOMMUNICATION SERVICES 1.3%

Diversified Telecommunication Services 1.3%

Iridium Communications, Inc.(a)(b)	500,000	3,855,000

TOTAL TELECOMMUNICATION SERVICES		3,855,000

Total Common Stocks (Cost: $248,611,880)		$298,909,900

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 14.3%

Asset-Backed Commercial Paper 2.3%

Atlantis One
02/01/12	0.370%	$1,999,137	$1,999,137
Kells Funding, LLC
01/03/12	0.360%	1,999,280	1,999,280
Regency Markets No. 1 LLC
01/18/12	0.250%	999,792	999,792
Thames Asset Global Securities
01/18/12	0.320%	1,999,466	1,999,466
Total			6,997,675

Commercial Paper 0.7%

Suncorp Metway Ltd.
01/18/12	0.450%	1,998,425	1,998,425

Repurchase Agreements 11.3%

Citigroup Global Markets, Inc.(d)
dated 12/30/11, matures 01/03/12,
repurchase price $20,000,111
	0.050%	5,000,000	5,000,000
repurchase price $78,813
	0.050%	10,000,000	10,000,000
Mizuho Securities USA, Inc. dated 12/30/11, matures 01/03/12, repurchase price $20,000,222(d)
	0.100%	5,000,000	5,000,000
Nomura Securities dated 12/30/11, matures 01/03/12, repurchase price $78,814(d)
	0.100%	5,000,000	5,000,000
Pershing LLC dated 12/30/11, matures 01/03/12, repurchase price $1,000,004,(d)
	0.140%	3,000,000	3,000,000
RBS Securities, Inc. dated 12/30/11, matures 01/03/12, repurchase price $5,108,818(d)
	0.080%	5,998,892	5,998,892
Total			33,998,892

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $42,994,992)			$42,994,992

Total Investments
(Cost: $291,606,872)(e)			$341,904,892(f)
Other Assets & Liabilities, Net			(41,675,958)
Net Assets			$300,228,934

Notes to Portfolio of Investments

(a)	At December 31, 2011, security was partially or fully on loan.
(b)	Non-income producing.
(c)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $8,694,000 or 2.90% of net assets.
(d)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc.(0.050%)

Security Description	Value
Fannie Mae REMICS	$3,155,955
Freddie Mac REMICS	1,553,624
Government National Mortgage Association	390,421
Total Market Value of Collateral Securities	$5,100,000

Citigroup Global Markets, Inc. (0.050%)

Security Description	Value
Fannie Mae REMICS	$6,311,911
Freddie Mac REMICS	3,107,248
Government National Mortgage Association	780,841
Total Market Value of Collateral Securities	$10,200,000

Mizuho Securities USA, Inc. (0.100%)

Security Description	Value
Fannie Mae Pool	$3,312,540
Federal National Mortgage Association	45,587
Freddie Mac Gold Pool	1,160,553
Freddie Mac Non Gold Pool	379,220
Ginnie Mae I Pool	201,864
Ginnie Mae II Pool	236
Total Market Value of Collateral Securities	$5,100,000

Nomura Securities (0.100%)

Security Description	Value
Fannie Mae Pool	$2,525,784
Ginnie Mae I Pool	1,251,535
Ginnie Mae II Pool	1,322,681
Total Market Value of Collateral Securities	$5,100,000

Pershing LLC (0.140%)

Security Description	Value
Fannie Mae Pool	$778,024
Fannie Mae REMICS	283,680
Fannie Mae Whole Loan	938
Fannie Mae-Aces	3,443
Federal Farm Credit Bank	26,423
Federal Home Loan Banks	29,800
Federal Home Loan Mortgage Corp	23,728
Federal National Mortgage Association	49,228
Freddie Mac Gold Pool	334,249
Freddie Mac Non Gold Pool	100,248
Freddie Mac Reference REMIC	8
Freddie Mac REMICS	226,289
Ginnie Mae I Pool	389,281
Ginnie Mae II Pool	521,522
Government National Mortgage Association	127,989
United States Treasury Bill	4,818
United States Treasury Note/Bond	156,421
United States Treasury Strip Coupon	3,911
Total Market Value of Collateral Securities	$3,060,000

RBS Securities, Inc. (0.080%)

Security Description	Value
Fannie Mae Pool	$6,118,877
Total Market Value of Collateral Securities	6,118,877

(e)

At December 31, 2011, the cost of securities for federal income tax purposes was approximately $ 291,607,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$61,449,000
Unrealized Depreciation	(11,151,000)
Net Unrealized Appreciation	$50,298,000

(f)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$74,667,700	$—	$—	$74,667,700
Consumer Staples	9,232,800	—	—	9,232,800
Energy	24,235,400	—	—	24,235,400
Financials	12,524,300	—	—	12,524,300
Health Care	29,922,900	—	—	29,922,900
Industrials	58,110,800	—	—	58,110,800
Information Technology	86,361,000	—	—	86,361,000
Telecommunication Services	3,855,000	—	—	3,855,000
Total Equity Securities	298,909,900	—	—	298,909,900

Other
Investments of Cash Collateral Received for Securities on Loan	—	42,994,992	—	42,994,992
Total Other	—	42,994,992	—	42,994,992
Total	$298,909,900	$42,994,992	$—	$341,904,892

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia U.S. Treasury Index Fund

December 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations 99.2%

U.S. Treasury
03/31/13	2.500%	$6,215,000	$6,392,227
04/15/13	1.750%	13,635,000	13,905,573
04/30/13	0.625%	7,315,000	7,357,573
07/31/13	0.375%	3,060,000	3,067,292
10/15/13	0.500%	3,995,000	4,012,322
11/15/13	0.500%	12,090,000	12,144,783
02/28/14	1.875%	12,795,000	13,230,823
03/31/14	1.750%	2,635,000	2,721,254
04/30/14	1.875%	4,650,000	4,818,563
06/15/14	0.750%	4,945,000	4,998,698
06/30/14	2.625%	6,275,000	6,631,891
08/15/14	0.500%	3,030,000	3,043,729
09/15/14	0.250%	3,160,000	3,152,100
09/30/14	2.375%	4,220,000	4,452,924
10/31/14	2.375%	10,735,000	11,339,681
12/15/14	0.250%	3,025,000	3,015,075
01/31/15	2.250%	4,375,000	4,621,435
05/31/15	2.125%	10,130,000	10,694,271
05/15/16	7.250%	4,460,000	5,719,602
06/30/16	1.500%	2,060,000	2,130,330
07/31/16	1.500%	2,735,000	2,827,520
11/15/16	7.500%	5,800,000	7,648,298
11/30/16	0.875%	3,265,000	3,274,948
12/31/16	3.250%	10,535,000	11,762,981
04/30/17	3.125%	11,585,000	12,902,794
08/31/17	1.875%	5,960,000	6,237,980
05/15/18	3.875%	4,790,000	5,587,085
07/31/18	2.250%	2,125,000	2,260,137
08/31/18	1.500%	2,565,000	2,602,472
10/31/18	1.750%	1,665,000	1,713,650
11/30/18	1.375%	1,875,000	1,881,446
02/15/20	3.625%	12,970,000	15,042,165
05/15/20	3.500%	5,535,000	6,367,414
05/15/21	3.125%	5,450,000	6,085,263
02/15/26	6.000%	3,245,000	4,676,856
08/15/27	6.375%	545,000	826,101
08/15/28	5.500%	1,805,000	2,548,153
11/15/28	5.250%	1,615,000	2,226,681
05/15/37	5.000%	1,235,000	1,737,683
02/15/39	3.500%	6,740,000	7,581,449
08/15/39	4.500%	2,665,000	3,524,878
11/15/39	4.375%	3,820,000	4,959,433
02/15/40	4.625%	5,160,000	6,959,550
11/15/40	4.250%	2,665,000	3,398,706
05/15/41	4.375%	3,450,000	4,495,243
U.S. Treasury(a)
02/15/13	1.375%	11,270,000	11,419,680
02/28/13	0.625%	3,800,000	3,819,594
05/31/13	0.500%	7,360,000	7,389,900
06/30/13	0.375%	3,250,000	3,257,745
07/15/13	1.000%	11,695,000	11,834,334
08/31/13	0.125%	3,280,000	3,274,363
09/30/13	0.125%	3,140,000	3,133,745
10/31/13	0.250%	3,425,000	3,425,534
11/30/13	0.250%	3,225,000	3,225,377
11/30/13	2.000%	6,075,000	6,275,524
05/15/14	1.000%	3,525,000	3,582,281
10/15/14	0.500%	2,795,000	2,806,574

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)

11/15/14	0.375%	$2,785,000	$2,786,741
02/15/15	4.000%	6,690,000	7,430,081
02/15/15	11.250%	7,380,000	9,847,688
10/31/15	1.250%	7,210,000	7,394,756
11/30/15	1.375%	12,200,000	12,571,722
01/31/16	2.000%	7,565,000	7,981,075
02/15/16	4.500%	11,215,000	12,966,469
04/30/16	2.625%	1,910,000	2,066,530
08/31/16	1.000%	3,385,000	3,422,025
09/30/16	1.000%	3,030,000	3,061,245
10/31/16	1.000%	3,090,000	3,119,936
10/31/17	1.875%	9,605,000	10,042,479
02/15/18	3.500%	8,050,000	9,177,628
02/28/18	2.750%	2,980,000	3,268,222
09/30/18	1.375%	2,605,000	2,619,044
08/15/19	3.625%	5,380,000	6,231,132
11/15/19	3.375%	8,525,000	9,717,835
08/15/20	2.625%	3,600,000	3,882,658
02/15/21	3.625%	7,420,000	8,614,739
08/15/21	2.125%	6,255,000	6,415,284
11/15/21	2.000%	3,880,000	3,924,255
08/15/22	7.250%	3,490,000	5,282,443
08/15/29	6.125%	3,450,000	5,227,288
05/15/38	4.500%	6,030,000	7,946,406
05/15/40	4.375%	2,350,000	3,052,796
02/15/41	4.750%	3,095,000	4,265,297
08/15/41	3.750%	3,910,000	4,598,528
11/15/41	3.125%	2,480,000	2,598,187

Total U.S. Treasury Obligations (Cost: $460,331,182)			$489,536,172

		Shares	Value

Money Market Funds 0.3%

Columbia Short-Term Cash Fund, 0.141%(b)(c)		1,595,355	$1,595,355

Total Money Market Funds (Cost: $1,595,355)			$1,595,355

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 2.2%

Repurchase Agreements 2.2%

Citigroup Global Markets, Inc. dated 12/30/11, matures 01/03/12, repurchase price $5,000,028(d)
	0.050%	5,000,000	$5,000,000
Pershing LLC dated 12/30/11, matures 01/03/12, repurchase price $500,008(d)
	0.140%	500,000	500,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (continued)

RBS Securities, Inc. dated 12/30/11, matures 01/03/12, repurchase price $5,108,818(d)
	0.080%	$5,108,772	$5,108,772
Total			10,608,772

Investments of Cash Collateral Received for Securities on Loan (continued)

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $10,608,772)	$10,608,772

Total Investments
(Cost: $472,535,309)(e)	$501,740,299(f)
Other Assets & Liabilities, Net	(8,374,223)
Net Assets	$493,366,076

Notes to Portfolio of Investments

(a)	At December 31, 2011, security was partially or fully on loan.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2011.
(c)	Investments in affiliates during the period ended December 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$62,597,380	$(61,002,025)	$—	$1,595,355	$1,023	$1,595,355

(d)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.050%)

Security Description	Value
Fannie Mae REMICS	$3,155,955
Freddie Mac REMICS	1,553,624
Government National Mortgage Association	390,421
Total Market Value of Collateral Securities	$5,100,000

Pershing LLC (0.140%)

Security Description	Value
Fannie Mae Pool	$129,671
Fannie Mae REMICS	47,280
Fannie Mae Whole Loan	156
Fannie Mae-Aces	574
Federal Farm Credit Bank	4,404
Federal Home Loan Banks	4,967
Federal Home Loan Mortgage Corp	3,955
Federal National Mortgage Association	8,205
Freddie Mac Gold Pool	55,708
Freddie Mac Non Gold Pool	16,708
Freddie Mac Reference REMIC	1
Freddie Mac REMICS	37,714
Ginnie Mae I Pool	64,880
Ginnie Mae II Pool	86,920
Government National Mortgage Association	21,332
United States Treasury Bill	803
United States Treasury Note/Bond	26,070
United States Treasury Strip Coupon	652
Total Market Value of Collateral Securities	$510,000

RBS Securities, Inc. (0.080%)

Security Description	Value
Fannie Mae Pool	$5,210,954
Total Market Value of Collateral Securities	$5,210,954

(e)

At December 31, 2011, the cost of securities for federal income tax purposes was approximately $472,535,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$29,211,000
Unrealized Depreciation	(6,000)
Net Unrealized Appreciation	$29,205,000

(f)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs
Bonds
U.S. Treasury Obligations	$489,536,172	$—	$—	$489,536,172
Total Bonds	489,536,172	—	—	489,536,172
Other
Money Market Funds	1,595,355	—	—	1,595,355
Investments of Cash Collateral Received for Securities on Loan	—	10,608,772	—	10,608,772
Total Other	1,595,355	10,608,772	—	12,204,127
Total	$491,131,527	$10,608,772	$—	$501,740,299

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Value and Restructuring Fund

December 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.6%

CONSUMER DISCRETIONARY 5.4%

Household Durables 1.3%

Newell Rubbermaid, Inc.	3,500,000	$56,525,000

Specialty Retail 4.1%

TJX Companies, Inc.	2,900,000	187,195,000

TOTAL CONSUMER DISCRETIONARY		243,720,000

CONSUMER STAPLES 5.4%

Food Products 0.1%

Dole Food Co., Inc.(a)(b)	650,000	5,622,500

Tobacco 5.3%

Lorillard, Inc.	2,100,000	239,400,000

TOTAL CONSUMER STAPLES		245,022,500

ENERGY 23.3%

Oil, Gas & Consumable Fuels 23.3%

Alpha Natural Resources, Inc.(a)	4,250,000	86,827,500
Anadarko Petroleum Corp.	1,500,000	114,495,000
Apache Corp.	500,000	45,290,000
ConocoPhillips	2,350,000	171,244,500
Consol Energy, Inc.	3,800,000	139,460,000
Devon Energy Corp.	2,400,000	148,800,000
Murphy Oil Corp.	1,050,000	58,527,000
Noble Energy, Inc.	1,700,000	160,463,000
Petroleo Brasileiro SA, ADR(c)	5,300,000	131,705,000
Total		1,056,812,000
TOTAL ENERGY		1,056,812,000

FINANCIALS 12.2%

Capital Markets 3.2%

Apollo Global Management LLC, Class A	2,200,000	27,302,000
Apollo Investment Corp.	4,550,000	29,302,000
Invesco Ltd.(c)	4,300,000	86,387,000
Total		142,991,000

Diversified Financial Services 0.9%

JPMorgan Chase & Co.	1,250,000	41,562,500

Insurance 7.5%

ACE Ltd.(c)	3,000,000	210,360,000
Hartford Financial Services Group, Inc.	1,000,000	16,250,000

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Insurance (continued)

Loews Corp.	1,500,000	$56,475,000
MetLife, Inc.	1,900,000	59,242,000
Total		342,327,000

Real Estate Investment Trusts (REITs) 0.6%

Weyerhaeuser Co.	1,500,000	28,005,000

TOTAL FINANCIALS		554,885,500

HEALTH CARE 8.4%

Biotechnology 0.4%

Vertex Pharmaceuticals, Inc.(a)	550,000	18,265,500

Health Care Equipment & Supplies 1.1%

Baxter International, Inc.	1,000,000	49,480,000

Health Care Providers & Services 3.9%

AmerisourceBergen Corp.	3,900,000	145,041,000
CIGNA Corp.	750,000	31,500,000
Total		176,541,000

Pharmaceuticals 3.0%

Merck & Co., Inc.	600,000	22,620,000
Pfizer, Inc.	3,700,000	80,068,000
Warner Chilcott PLC, Class A(a)(c)	2,150,000	32,529,500
Total		135,217,500
TOTAL HEALTH CARE		379,504,000

INDUSTRIALS 19.2%

Aerospace & Defense 1.2%

United Technologies Corp.	750,000	54,817,500

Airlines 2.2%

Copa Holdings SA, Class A(c)	1,700,000	99,739,000

Construction & Engineering 0.9%

AECOM Technology Corp.(a)	2,000,000	41,140,000

Industrial Conglomerates 2.1%

Tyco International Ltd.(c)	2,100,000	98,091,000

Machinery 6.1%

AGCO Corp.(a)	1,573,200	67,600,404
Eaton Corp.	3,250,000	141,472,500

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Machinery (continued)

Stanley Black & Decker, Inc.	1,000,000	$67,600,000
Total		276,672,904

Road & Rail 5.4%

Union Pacific Corp.	2,300,000	243,662,000

Trading Companies & Distributors 1.3%

AerCap Holdings NV(a)(c)	5,300,000	59,837,000

TOTAL INDUSTRIALS		873,959,404

INFORMATION TECHNOLOGY 9.2%

Communications Equipment 4.3%

Cisco Systems, Inc.	2,700,000	48,816,000
Harris Corp.(b)	4,000,000	144,160,000
Total		192,976,000

Electronic Equipment, Instruments & Components 0.4%

Corning, Inc.	1,250,000	16,225,000

IT Services 4.0%

International Business Machines Corp.	1,000,000	183,880,000

Office Electronics 0.5%

Xerox Corp.	3,000,000	23,880,000

TOTAL INFORMATION TECHNOLOGY		416,961,000

MATERIALS 11.8%

Chemicals 7.1%

Celanese Corp., Class A	4,500,000	199,215,000
Lanxess AG(c)	1,000,000	51,770,017
Methanex Corp.(c)	1,200,000	27,384,000
PPG Industries, Inc.	500,000	41,745,000
Total		320,114,017

Metals & Mining 4.7%

Cliffs Natural Resources, Inc.	700,000	43,645,000
Freeport-McMoRan Copper & Gold, Inc.	3,000,000	110,370,000
Grupo Mexico SAB de CV, Class B(c)	4,600,000	12,094,419
Molycorp, Inc.(a)(b)	350,000	8,393,000

Issuer	Shares	Value

Common Stocks (continued)

MATERIALS (CONTINUED)

Metals & Mining (continued)

Southern Copper Corp.	1,350,000	$40,743,000
Total		215,245,419
TOTAL MATERIALS		535,359,436

TELECOMMUNICATION SERVICES 3.7%

Diversified Telecommunication Services 1.3%

Hkt Trust And Hkt Ltd.(a)(c)	58,000,000	34,053,511
Windstream Corp.	2,000,000	23,480,000
Total		57,533,511

Wireless Telecommunication Services 2.4%

America Movil SAB de CV, Class L, ADR(c)	4,900,000	110,740,000

TOTAL TELECOMMUNICATION SERVICES		168,273,511

Total Common Stocks (Cost: $3,401,678,065)		$4,474,497,351

Convertible Preferred Stocks 1.2%

CONSUMER STAPLES 0.5%

Food Products 0.5%

2009 Dole Food Automatic Common Exchange Security Trust, 7.000%(a)(d)	2,900,000	24,786,010

TOTAL CONSUMER STAPLES		24,786,010

FINANCIALS 0.5%

Diversified Financial Services 0.5%

Citigroup, Inc., 7.500%	300,000	24,345,000

TOTAL FINANCIALS		24,345,000

MATERIALS 0.2%

Metals & Mining 0.2%

Molycorp, Inc., 5.500%	120,000	6,742,800

TOTAL MATERIALS		6,742,800

Total Convertible Preferred Stocks (Cost: $73,243,379)		$55,873,810

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 0.3%

Banking 0.3%

Apollo Investment Corp. Senior Unsecured(d)
01/15/16	5.750%	$16,000,000	$13,360,000

Total Convertible Bonds (Cost: $15,447,991)			$13,360,000

		Shares	Value

Money Market Funds —%

Columbia Short-Term Cash Fund, 0.141%(e)(f)		778,611	$778,611

Total Money Market Funds (Cost: $778,611)			$778,611

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 0.4%

Asset-Backed Commercial Paper —%

Regency Markets No. 1 LLC
01/18/12	0.250%	$999,792	$999,792

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit 0.1%

Standard Chartered Bank PLC
03/05/12	0.630%	$2,000,000	$2,000,000

Commercial Paper —%

Suncorp Metway Ltd.
01/18/12	0.450%	1,998,425	1,998,425

Repurchase Agreements 0.3%

Citigroup Global Markets, Inc.(g)
dated 12/30/11, matures 01/03/12,
repurchase price $3,000,017
	0.050%	3,000,000	3,000,000
repurchase price $5,000,028
	0.050%	5,000,000	5,000,000
RBS Securities, Inc. dated 12/30/11, matures 01/03/12, repurchase price $4,037,890(g)
	0.080%	4,037,854	4,037,854
Total			12,037,854

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $17,036,071)			$17,036,071

Total Investments
(Cost: $3,508,184,117)(h)			$4,561,545,843(i)
Other Assets & Liabilities, Net			(23,908,668)
Net Assets			$4,537,637,175

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At December 31, 2011, security was partially or fully on loan.
(c)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $954,690,447 or 21.04% of net assets.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the value of these securities amounted to $38,146,010 or 0.84% of net assets.

(e)	The rate shown is the seven-day current annualized yield at December 31, 2011.
(f)	Investments in affiliates during the period ended December 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$292,182,630	$(291,404,019)	$—	$778,611	$3,165	$778,611

(g)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.050%)

Security Description	Value

Fannie Mae REMICS	$1,893,573
Freddie Mac REMICS	932,174
Government National Mortgage Association	234,253
Total Market Value of Collateral Securities	$3,060,000

Citigroup Global Markets, Inc. (0.050%)

Security Description	Value

Fannie Mae REMICS	$3,155,955
Freddie Mac REMICS	1,553,624
Government National Mortgage Association	390,421
Total Market Value of Collateral Securities	$5,100,000

RBS Securities, Inc. (0.080%)

Security Description	Value

Fannie Mae Pool	$4,118,616
Total Market Value of Collateral Securities	$4,118,616

(h)

At December 31, 2011, the cost of securities for federal income tax purposes was approximately $3,508,184,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,353,983,000
Unrealized Depreciation	(300,621,000)
Net Unrealized Appreciation	$1,053,362,000

(i)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated September 30, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$243,720,000	$—	$—	$243,720,000
Consumer Staples	245,022,500	—	—	245,022,500
Energy	1,056,812,000	—	—	1,056,812,000
Financials	554,885,500	—	—	554,885,500
Health Care	379,504,000	—	—	379,504,000
Industrials	873,959,404	—	—	873,959,404
Information Technology	416,961,000	—	—	416,961,000
Materials	483,589,419	51,770,017	—	535,359,436
Telecommunication Services	134,220,000	34,053,511	—	168,273,511
Convertible Preferred Stocks
Consumer Staples	—	24,786,010	—	24,786,010
Financials	—	24,345,000	—	24,345,000
Materials	6,742,800	—	—	6,742,800
Total Equity Securities	4,395,416,623	134,954,538	—	4,530,371,161

Bonds
Convertible Bonds	—	13,360,000	—	13,360,000
Total Bonds	—	13,360,000	—	13,360,000

Other
Money Market Funds	778,611	—	—	778,611
Investments of Cash Collateral Received for Securities on Loan	—	17,036,071	—	17,036,071
Total Other	778,611	17,036,071	—	17,814,682
Total	$4,396,195,234	$165,350,609	$—	$4,561,545,843

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	February 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	February 22, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	February 22, 2012